UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May, 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant's telephone number, including area code:		253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	March 1, 2006 – May 31, 2006

Item 1. Schedule of Investments

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Growth Fund

LS Income and Growth Fund

Quarterly Report

May 31, 2006

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Quarterly Report

May 31, 2006 (Unaudited)

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA Life Solutions
Balanced Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 37.6%
SSgA Bond Market Fund	2,995,020	28,812
SSgA High Yield Bond Fund	150,237	1,259
		30,071
Domestic Equities - 47.7%
SSgA Aggressive Equity Fund	2,664,536	14,522
SSgA Large Cap Growth Opportunities Fund	944,186	9,640
SSgA Large Cap Value Fund	701,499	8,263
SSgA S&P 500 Index Fund	273,951	5,745
		38,170
International Equities - 11.7%
SSgA International Growth Opportunities Fund	224,456	2,709
SSgA International Stock Selection Fund	541,105	6,694
		9,403
Short-Term Investments - 3.1%
SSgA Money Market Fund	2,459,298	2,459
Total Investments - 100.1%
(identified cost $70,149)		80,103
Other Assets and Liabilities, Net - (0.1%)		(54)
Net Assets - 100.0%		80,049

See accompanying notes which are an integral part of the schedules of investments.

Balanced Fund

3

SSgA Life Solutions
Growth Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 17.2%
SSgA Bond Market Fund	824,310	7,930
SSgA High Yield Bond Fund	96,412	808
		8,738
Domestic Equities - 63.0%
SSgA Aggressive Equity Fund	2,218,995	12,094
SSgA Large Cap Growth Opportunities Fund	701,034	7,158
SSgA Large Cap Value Fund	534,718	6,299
SSgA S&P 500 Index Fund	307,411	6,446
		31,997
International Equities - 16.8%
SSgA International Growth Opportunities Fund	134,310	1,621
SSgA International Stock Selection Fund	560,254	6,930
		8,551
Short-Term Investments - 3.1%
SSgA Money Market Fund	1,587,000	1,587
Total Investments - 100.1%
(identified cost $42,599)		50,873
Other Assets and Liabilities, Net - (0.1%)		(50)
Net Assets - 100.0%		50,823

See accompanying notes which are an integral part of the schedules of investments.

Growth Fund

4

SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 57.2%
SSgA Bond Market Fund	1,634,118	15,720
SSgA High Yield Bond Fund	50,837	426
		16,146
Domestic Equities - 33.0%
SSgA Aggressive Equity Fund	633,934	3,455
SSgA Large Cap Growth Opportunities Fund	218,278	2,229
SSgA Large Cap Value Fund	142,538	1,679
SSgA S&P 500 Index Fund	92,315	1,936
		9,299
International Equities - 6.9%
SSgA International Growth Opportunities Fund	61,180	738
SSgA International Stock Selection Fund	97,576	1,207
		1,945
Short-Term Investments - 3.0%
SSgA Money Market Fund	860,066	860
Total Investments - 100.1%
(identified cost $26,295)		28,250
Other Assets and Liabilities, Net - (0.1%)		(37)
Net Assets - 100.0%		28,213

See accompanying notes which are an integral part of the schedules of investments.

Income and Growth Fund

5

SSgA

Life Solutions Funds

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of May 31, 2006. This Quarterly Report reports on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Growth Fund and SSgA Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003 the Funds Class R shares prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Allocation Ranges
Asset Class/Underlying Fund	Balanced Fund	Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities Fund
SSgA Large Cap Value Fund
SSgA Enhanced Small Cap Fund
SSgA Directional Core Equity Fund
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Quarterly Report

6

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities. Small capitalization securities are securities of companies with a market capitalization less than or equal to the largest capitalization stock in the Russell 2000® Index.

SSgA Directional Core Equity Fund

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Quarterly Report

7

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Notes to Quarterly Report

8

SSgA

Life Solutions Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Federal Income Taxes

As of May 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$72,835,312	$44,353,503	$27,012,193
Gross Tax Unrealized Appreciation	8,025,043	6,734,203	1,609,275
Gross Tax Unrealized Depreciation	(757,056)	(214,987)	(371,213)
Net Tax Unrealized Appreciation (Depreciation)	$7,267,987	$6,519,216	$1,238,062

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in the portfolio securities suitable for the Funds' objective) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). As of May 31, 2006, $4,906,364 of the SSgA Money Market Fund's net assets represents investments by these Funds.

Notes to Quarterly Report

9

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information

10

LSQR-05/06

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Quarterly Report

May 31, 2006

SSgA Funds

Money Market Funds

Quarterly Report

May 31, 2006 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Money Market Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 20.4%
Alliance & Leicester PLC (Ê)	60,000	5.071	06/17/07	60,000
American Honda Finance Corp. (Ê)	18,000	5.120	08/08/06	18,000
American Express Centurion Bank (Ê)	25,000	5.041	02/21/07	24,998
Bank of America Corp. (Ê)	50,000	5.060	06/07/06	50,000
Bank of America Corp. (Ê)	125,000	5.065	04/18/07	125,000
Eli Lilly & Co. (Ê)	45,000	4.993	07/01/07	45,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.230	08/14/06	30,000
Goldman Sachs Group, Inc. (Ê)	75,000	5.163	12/11/06	75,000
Goldman Sachs Group, Inc. (Ê)	25,000	5.163	12/18/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.183	03/13/07	50,000
HBOS Treasury Services PLC (Ê)	40,000	5.073	07/01/07	40,000
Macquarie Bank, Ltd. (Ê)	30,000	5.091	06/22/07	30,000
Marshall & Ilsley Corp. (Ê)	175,000	5.009	03/07/07	174,974
Merrill Lynch & Co., Inc. (Ê)	70,000	5.112	07/05/07	70,000
Morgan Stanley (Ê)	50,000	5.111	06/15/07	50,000
Morgan Stanley (Ê)	70,000	5.112	07/05/07	70,000
National Australia Bank (Ê)	70,000	5.039	07/07/07	70,000
Nordea Bank AB (Ê)	75,000	5.060	07/12/07	75,000
Northern Rock PLC (Ê)	65,000	5.080	05/03/07	65,000
Northern Rock PLC (Ê)	40,000	5.059	07/05/07	40,000
Royal Bank of Scotland (Ê)	100,000	5.218	11/24/06	100,018
Toyota Motor Credit (Ê)	50,000	5.180	08/25/06	50,001
Toyota Motor Credit (Ê)	100,000	5.020	11/13/06	99,999
UniCredito Italiano SpA (Ê)	25,000	5.085	06/15/07	25,000
Washington Mutual, Inc. (Ê)	45,000	5.061	04/20/07	45,000
Wells Fargo & Co. (Ê)	100,000	5.000	06/04/07	100,000
Westpac Banking Corp. (Ê)	52,000	5.051	06/16/07	52,000
Total Corporate Bonds and Notes (amortized cost $1,659,990)				1,659,990
Domestic Certificates of Deposit - 4.6%
First Tennessee Bank NA	100,000	5.050	06/29/06	100,000
Wachovia Bank NA	50,000	5.030	06/26/06	50,000
Washington Mutual Bank	72,000	5.040	06/16/06	72,000
Washington Mutual Bank	55,000	5.040	06/29/06	55,000
Wells Fargo Bank NA	100,000	5.020	06/20/06	99,999
Total Domestic Certificates of Deposit (amortized cost $376,999)				376,999
Eurodollar Certificates of Deposit - 2.9%
Credit Agricole SA	100,000	4.735	10/13/06	100,000
HSBC Bank PLC	50,000	5.240	11/08/06	50,002
Unicredito Italiano SpA	23,000	5.050	06/29/06	23,000
UniCredito Italiano SpA (Ê)	60,000	5.061	05/30/07	59,994
Total Eurodollar Certificates of Deposit (amortized cost $232,996)				232,996

Money Market Fund

3

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 18.0%
Amstel Funding Corp.	100,000	4.635	07/27/06	99,279
Amsterdam Funding Corp.	85,000	5.000	06/21/06	84,764
Bavaria TRR Corp.	60,750	5.020	06/06/06	60,708
Citibank Credit Card Issuance Trust	100,000	5.020	06/22/06	99,707
Falcon Asset Securitization Corp.	38,442	5.010	06/08/06	38,404
General Electric Co.	200,000	4.930	06/28/06	199,260
Giro Balanced Funding Corp.	100,875	5.010	06/05/06	100,819
Giro Balanced Funding Corp.	70,000	5.050	06/27/06	69,745
Grampian Funding, Ltd.	50,000	4.590	07/21/06	49,681
Grampian Funding, Ltd.	100,000	5.100	10/31/06	97,847
Park Avenue Receivables Corp.	100,000	5.010	06/08/06	99,903
Park Granada LLC	70,000	5.000	06/01/06	70,000
Park Granada LLC	155,449	4.970	06/23/06	154,977
Polonius, Inc.	33,800	5.020	06/06/06	33,776
Saint Germain Holdings, Ltd.	110,000	5.010	06/26/06	109,617
Silver Tower US Funding LLC	50,000	5.000	06/05/06	49,972
Windmill Funding Corp.	48,000	5.000	06/16/06	47,900
Total Domestic Commercial Paper (amortized cost $1,466,359)				1,466,359
Foreign Commercial Paper - 5.2%
Danske Corp.	130,000	4.565	10/13/06	127,791
Macquarie Bank, Ltd. (Ê)	75,000	5.048	07/18/06	74,999
Santander Finance (Delaware) Inc.	42,245	4.860	07/18/06	41,977
Skandinaviska Enskilda (Ê)	50,000	5.061	11/28/06	49,997
Skandinaviska Enskilda (Ê)	35,000	5.051	01/22/07	35,000
Westpac Capital Corp.	100,000	5.070	11/06/06	97,775
Total Foreign Commercial Paper (amortized cost $427,539)				427,539
Domestic Time Deposits - 2.1%
SunTrust Bank	173,575	5.063	06/01/06	173,575
Total Domestic Time Deposits (amortized cost $173,575)				173,575
United States Government Agencies - 2.9%
Federal Home Loan Mortgage Corp. Discount Note	103,366	4.590	07/25/06	102,654
Federal Home Loan Mortgage Corp. Discount Note	82,179	4.605	08/01/06	81,538
Freddie Mac	50,000	5.250	05/16/07	49,975
Total United States Government Agencies (amortized cost $234,167)				234,167

Money Market Fund

4

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Yankee Certificates of Deposit - 22.5%
Barclays Bank PLC	150,000	5.030	06/29/06	150,000
Barclays Bank PLC	35,000	5.010	11/27/06	35,000
Banco Bilbao Vizcaya Argentaria	50,000	5.135	08/21/06	49,992
BNP Paribas SA	90,000	4.625	07/10/06	90,000
BNP Paribas SA (Ê)	125,000	5.011	06/21/06	124,998
Calyon (Ê)	125,000	5.120	11/27/06	125,000
Canadian Imperial Bank of Commerce	54,000	3.750	06/14/06	54,000
Canadian Imperial Bank of Commerce (Ê)	100,000	5.070	11/24/06	100,000
Credit Suisse First Boston	100,000	5.045	06/29/06	100,000
Deutsche Bank AG	150,000	4.625	07/06/06	150,000
Deutsche Bank AG	43,000	4.810	10/30/06	43,000
Dexia Bank (Ê)	200,000	4.980	10/03/06	199,986
Fortis Bank	85,000	5.035	06/12/06	85,000
Fortis Bank	80,000	4.730	10/13/06	80,000
HBOS Treasury Services PLC	100,000	5.270	02/05/07	100,000
Societe Generale	75,000	4.625	07/10/06	75,000
Toronto Dominion Bank	21,000	3.748	06/26/06	21,000
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	200,000	5.035	06/29/06	200,000
Total Yankee Certificates of Deposit (amortized cost $1,832,976)				1,832,976
Total Investments - 78.6% (amoritzed cost $6,404,601)				6,404,601
Repurchase Agreements - 22.1%

Agreement with Banc of America Securities, LLC and The Bank of New York, Inc. (Tri-Party) of $100,000 dated May 31, 2006 at 5.030% to be repurchased at $100,014 on June 1, 2006, collateralized by: $103,674 par various United States Government Agency Obligations, valued at $102,001	100,000
Agreement with Banc of America Securities, LLC and The Bank of New York, Inc. (Tri-Party) of $716,000 dated May 31, 2006, at 5.050% to be repurchased at $716,100 on June 1, 2006, collateralized by: $803,506 par various United States Government Agency Obligations, valued at $730,320	716,000
Agreement with Countrywide Securities Corp. and The Bank of New York, Inc. (Tri-Party) of $225,000 dated May 31, 2006, at 5.050% to be repurchased at $225,032 on June 1, 2006, collateralized by: $1,204,149 par various United States Government Agency Obligations, valued at $229,500	225,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase Bank (Tri-Party) of $100,000 dated May 31, 2006 at 5.163% to be repurchased at $101,434 on June 1, 2006, collateralized by: $97,753 par various Corporate Obligations, valued at $102,077	100,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase Bank (Tri-Party) of $39,428 dated May 31, 2006 at 5.163% to be repurchased at $39,434 on June 1, 2006, collateralized by: $54,302 par various Corporate Obligations, valued at $40,217	39,428

Money Market Fund

5

SSgA
Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $575,000 dated May 31, 2006 at 5.050% to be repurchased at $575,080 on June 1, 2006, collateralized by: $900,014 par various United States Government Agency Obligations, valued at $587,738	575,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $48,000 dated May 31, 2006 at 5.030% to be repurchased at $48,007 on June 1, 2006, collateralized by: $75,082 par various United States Government Agency Obligations, valued at $49,031	48,000
Total Repurchase Agreements (identified cost $1,803,428)	1,803,428
Total Investments and Repurchase Agreements - 100.7% (cost $8,208,029) (†)	8,208,029
Other Assets and Liabilities, Net - (0.7%)	(57,039)
Net Assets - 100.0%	8,150,990

See accompanying notes which are an integral part of the schedules of investments.

Money Market Fund

6

SSgA
US Government Money Market Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 34.2%
Federal Home Loan Bank (Ê)	150,000	4.805	12/22/06	149,958
Federal Home Loan Mortgage Corp. (Ê)	100,000	4.830	12/27/06	99,974
Federal Home Loan Mortgage Corp. Discount Note	25,000	4.605	08/01/06	24,805
Federal National Mortgage Association	23,300	1.750	06/16/06	23,281
Federal National Mortgage Association (Ê)	50,000	4.725	09/07/06	49,994
Federal National Mortgage Association (Ê)	165,000	4.949	09/07/06	164,986
Federal National Mortgage Association Discount Note	50,000	5.000	04/27/07	47,708
Total United States Government Agencies (amortized cost $560,706)				560,706
Total Investments - 34.2% (amortized cost $560,706)				560,706
Repurchase Agreements - 66.0%

Agreement with Barclays Capital and The Bank of New York, Inc. (Tri-Party) of $335,000 dated May 31, 2006, at 5.020% to be repurchased at $335,047 on June 1, 2006, collateralized by: $343,228 par United States Government Agency Obligations, valued at $341,700	335,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York, Inc. (Tri-Party) of $65,000 dated May 31, 2006 at 5.020% to be repurchased at $65,009 on June 1, 2006, collateralized by: $62,005 par United States Government Agency Obligations, valued at $66,300	65,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase Bank (Tri-Party) of $65,000 dated May 31, 2006 at 5.020% to be repurchased at $65,009 on June 1, 2006, collateralized by: $66,910 par United States Government Agency Obligations, valued at $66,302	65,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $335,000 dated May 31, 2006 at 5.020% to be repurchased at $335,047 on June 1, 2006, collateralized by: $345,072 par United States Government Agency Obligations, valued at $341,700	335,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase Bank (Tri-Party) of $50,000 dated May 31, 2006 at 5.020% to be repurchased at $50,007 on June 1, 2006, collateralized by: $52,358 par United States Government Agency Obligations, valued at $51,004	50,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase Bank (Tri-Party) of $15,000 dated May 31, 2006 at 5.020% to be repurchased at $15,002 on June 1, 2006, collateralized by: $15,780 par United States Government Agency Obligations, valued at $15,302	15,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase Bank (Tri-Party) of $24,079 dated May 31, 2006 at 5.020% to be repurchased at $24,082 on June 1, 2006, collateralized by: $23,203 par United States Government Agency Obligations, valued at $24,565	24,079

US Government Money Market Fund

7

SSgA
US Government Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $65,000 dated May 31, 2006 at 5.020% to be repurchased at $65,009 on June 1, 2006, collateralized by: $67,190 par United States Government Agency Obligations, valued at $66,302	65,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $65,000 dated May 31, 2006 at 5.020% to be repurchased at $65,009 on June 1, 2006, collateralized by: $67,302 par United States Government Agency Obligations, valued at $66,301	65,000
Agreement with UBS Warburg, LLC and JP Morgan Chase Bank (Tri-Party) of $65,000 dated May 31, 2006 at 5.020% to be repurchased at $65,009 on June 1, 2006, collateralized by: $67,058 par United States Government Agency Obligations, valued at $66,300	65,000
Total Repurchase Agreements (identified cost $1,084,079)	1,084,079
Total Investments and Repurchase Agreements - 100.2% (cost $1,644,785)(†)	1,644,785
Other Assets and Liabilities, Net - (0.2%)	(3,379)
Net Assets - 100.0%	1,641,406

See accompanying notes which are an integral part of the schedules of investments.

US Government Money Market Fund

8

SSgA
Tax Free Money Market Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Short-Term Tax-Exempt Obligations - 101.6%
Alabama - 1.7%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	3.210	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	3.230	12/01/30	3,365
				11,560
Alaska - 0.3%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.470	07/01/22	2,250
Arizona - 2.1%
Arizona School Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	9,610	3.450	07/01/12	9,610
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.230	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.300	12/01/22	2,400
				14,510
Arkansas - 0.4%
Arkansas Development Finance Authority Multi-Family Mortgage Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.510	06/01/10	3,000
California - 11.3%
Bay Area Toll Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.380	04/01/36	1,900
Bay Area Toll Authority Revenue Bonds, weekly demand (Ê)(µ)	23,800	3.340	04/01/45	23,800
California State Department of Water Resources Revenue Bonds, weekly demand (Ê)(µ)	4,700	3.510	05/01/22	4,700
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	2,690	3.600	05/01/13	2,690
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	7,300	3.190	10/01/13	7,300
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	7,700	3.190	08/15/25	7,700
County of Sacramento California Revenue Notes	4,800	4.000	07/10/06	4,802
County of Ventura California Certificate of Participation, weekly demand (Ê)(µ)	2,990	3.500	08/15/11	2,990
Highland Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,520	3.520	03/01/28	2,520
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	4,550	3.140	07/01/35	4,550
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.400	12/15/30	3,500
Sacramento Municipal Utility District Revenue Bonds, weekly demand (Ê)(µ)	9,990	3.500	05/15/20	9,990
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	3.160	07/01/23	2,600
				79,042
Colorado - 1.3%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	900	3.570	09/01/33	900
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,545	3.280	10/01/30	1,545
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	3.210	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,230	3.230	09/01/18	1,230
				8,675

Tax Free Money Market Fund

9

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Connecticut - 0.4%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.400	07/01/29	2,500
Delaware - 0.2%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.240	12/01/15	1,000
District of Columbia - 0.4%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	3.280	11/01/25	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.280	06/01/30	1,800
				3,030
Florida - 0.6%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.200	01/01/16	2,410
Putnam County Development Authority Revenue Bonds, semiannual demand (Ê)	2,035	3.270	12/15/09	2,035
				4,445
Georgia - 8.3%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.230	01/01/19	2,500
Cobb County School District General Obligation Limited Notes	7,000	4.500	12/29/06	7,051
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,480	3.510	01/01/15	1,480
Hapeville Development Authority Revenue Bonds, weekly demand (Ê)(µ)	9,000	3.570	11/01/15	9,000
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	5,600	3.100	01/01/22	5,600
Private Colleges & Universities Authority Revenue Bonds, weekly demand (Ê)	32,300	3.420	09/01/35	32,300
				57,931
Idaho - 0.6%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	3.330	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.330	07/01/33	2,500
				4,200
Illinois - 3.4%
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.520	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.510	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.210	05/01/28	4,400
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.230	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.230	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	8,000	3.570	08/01/26	8,000
				23,550
Iowa - 0.3%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.210	02/15/35	2,000
Kentucky - 1.8%
Kentucky Asset Liability Commission Revenue Notes	7,500	4.000	06/28/06	7,507
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	5,190	3.220	05/15/23	5,190
				12,697

Tax Free Money Market Fund

10

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,200	3.410	07/01/12	1,200
Maryland - 2.0%
Maryland Community Development Administration Department of Housing & Community Development Revenue Bonds, weekly demand (Ê)	7,000	3.480	09/01/35	7,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.200	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	3.290	06/01/30	3,000
				14,000
Massachusetts - 4.2%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.260	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,155	3.200	10/25/13	4,155
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	5,575	3.530	07/01/17	5,575
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.210	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,000	3.580	11/01/33	2,000
Massachusetts Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,200	3.520	01/01/11	2,200
Massachusetts State Port Authority Revenue Bonds, weekly demand (Ê)(µ)	4,080	3.540	07/01/09	4,080
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.210	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.210	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.220	06/15/33	5,800
				29,090
Michigan - 4.1%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.460	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Notes (µ)	1,000	4.000	08/18/06	1,001
Michigan Municipal Bond Authority Revenue Notes	13,700	4.000	08/18/06	13,713
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.290	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,885	3.500	05/01/12	3,885
State of Michigan General Obligation Unlimited Notes	5,000	4.500	09/29/06	5,020
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	1,530	3.200	09/15/09	1,530
				28,649
Minnesota - 0.5%
State of Minnesota General Obligation Unlimited	3,515	5.000	10/01/06	3,535
Missouri - 1.0%
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.210	04/15/34	4,300
University of Missouri Revenue Bonds, weekly demand (Ê)	2,900	3.560	11/01/32	2,900
				7,200

Tax Free Money Market Fund

11

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Nevada - 4.1%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	9,090	3.220	07/01/12	9,090
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	15,000	3.230	07/01/40	15,000
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,155	3.500	10/01/30	1,155
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.500	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.500	10/15/33	1,900
				28,345
New Hampshire - 0.9%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.230	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.230	06/01/32	4,500
				6,400
New Jersey - 3.3%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	3.210	07/01/26	800
New Jersey State Transit Corp. Certificate of Participation, weekly demand (Ê)(µ)	11,315	2.750	09/15/15	11,315
State of New Jersey General Obligation Notes	7,500	4.500	06/23/06	7,506
State of New Jersey Revenue Bonds	3,200	4.000	06/23/06	3,202
				22,823
New York - 16.3%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.170	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.170	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.470	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,415	3.180	03/01/34	2,415
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.200	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,990	3.180	11/01/22	4,990
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,235	3.230	11/01/22	4,235
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	3.180	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.220	11/15/22	4,160
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	16,700	3.170	04/01/22	16,700
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.490	02/15/21	1,000
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	7,755	3.180	07/01/27	7,755
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,770	3.200	07/01/28	1,770
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	5,000	3.240	11/01/30	5,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	13,700	3.240	05/15/33	13,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	7,200	3.220	11/15/33	7,200
New York State Urban Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	26,100	3.390	03/15/33	26,100
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.180	01/01/31	2,365
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	4,965	3.190	01/01/31	4,965
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)	1,200	3.490	01/01/32	1,200
				113,655
North Carolina - 2.7%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.210	07/01/16	2,000
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	5,110	3.210	07/01/29	5,110
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.450	03/01/15	3,065

Tax Free Money Market Fund

12

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.210	06/01/28	5,700
North Carolina Medical Care Community Hospital Revenue Bonds, weekly demand (æ)	2,000	5.250	06/01/17	2,000
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.200	05/01/21	1,000
				18,875
Ohio - 1.6%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	6,600	3.450	06/01/16	6,600
Franklin County Ohio Revenue Bonds, weekly demand	1,000	5.880	06/01/21	1,020
Ohio State University Revenue Bonds, weekly demand (Ê)	3,700	3.140	06/01/35	3,700
				11,320
Oklahoma - 0.7%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.270	08/01/18	5,000
Oregon - 0.7%
State of Oregon General Obligation Unlimited Notes	5,000	4.500	11/27/06	5,034
Pennsylvania - 1.4%
Geisinger Authority Revenue Bonds, weekly demand (Ê)	5,700	3.560	11/15/32	5,700
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.270	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.270	06/01/29	1,700
				9,900
Puerto Rico - 3.9%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.460	07/01/11	4,595
Puerto Rico Highway & Transportation Authority Revenue Bonds, weekly demand (Ê)	10,715	3.490	07/01/29	10,715
Puerto Rico Public Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	11,910	3.460	12/01/19	11,910
				27,220
Rhode Island - 1.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	3.450	09/01/43	9,675
South Carolina - 0.4%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.210	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,385	3.210	02/15/28	1,385
				2,585
South Dakota - 0.7%
South Dakota Housing Development Authority Revenue Bonds	5,000	4.500	12/15/06	5,028
Tennessee - 1.2%
City of Memphis Tennessee General Obligation Unlimited, weekly demand (Ê)	1,630	3.500	08/01/07	1,630
City of Memphis Tennessee Revenue Bonds, weekly demand (Ê)(µ)	2,995	3.510	12/01/11	2,995
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.210	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.350	01/01/30	3,095
				8,470

Tax Free Money Market Fund

13

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Texas - 10.3%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.230	12/01/14	1,400
Collin County Texas General Obligation Limited, weekly demand (Ê)	7,290	3.460	02/15/13	7,290
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	7,000	3.600	12/01/32	7,000
Harris County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)	6,500	3.600	04/01/32	6,500
Highland Park Independent School District General Obligation Unlimited, weekly demand (Ê)	5,900	3.460	02/15/13	5,900
Lower Neches Valley Authority Revenue Bonds, semiannual demand (Ê)	1,000	3.350	02/15/17	1,000
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.230	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.260	05/15/30	3,500
Rockwall Independent School District General Obligation Unlimited, annual demand	5,000	6.450	11/02/06	5,059
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.260	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,825	3.210	12/01/16	3,825
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	3.270	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,995	3.270	06/01/34	3,995
State of Texas General Obligation Unlimited Notes	20,000	4.500	08/31/06	20,052
				72,021
Utah - 1.3%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.330	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.550	05/15/36	1,200
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	3.330	07/01/33	6,000
				8,950
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.270	12/01/25	1,200
Virginia - 2.8%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.240	06/15/26	1,500
Loudoun County Industrial Development Authority Revenue Bonds, weekly demand (Ê)	9,900	3.570	02/15/38	9,900
Virginia College Building Authority Revenue Bonds	7,875	4.250	02/01/07	7,910
				19,310
Washington - 0.7%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.510	07/01/18	1,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,975	3.520	08/01/26	3,975
				4,975
West Virginia - 0.4%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.270	12/01/25	3,000

Tax Free Money Market Fund

14

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $
Wisconsin - 1.5%
City of Milwaukee Wisconsin General Obligation Unlimited, weekly demand (Ê)(µ)	4,525	3.460	02/15/13	4,525
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.300	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,225	3.280	05/01/34	3,225
				10,750
Total Short-Term Tax-Exempt Obligations (cost $708,600)				708,600
Total Investments - 101.6% (identified cost $708,600) (†)				708,600
Other Assets and Liabilities, Net - (1.6%)				(11,149)
Net Assets - 100.0%				697,451

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

15

SSgA
Tax Free Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

%
Quality Ratings as a % of Value
VMIG1, SP-1+ or equivalent	100
Economic Sector Emphasis as a % of Value
General Obligation	22
Housing Revenue	16
Healthcare Revenue	15
Education Revenue	12
Transportation Revenue	12
Electricity & Power Revenue	5
Airport Revenue	5
Utility Revenue	5
Industrial Revenue/Pollution Control Revenue	4
Other	3
Public Agency	1
100

See accompanying notes which are an integral part of the schedules of investments.

Tax Free Money Market Fund

16

SSgA
Money Market Funds

Notes to Schedules of Investments — May 31, 2006 (Unaudited)

Footnotes

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedule of Investments

17

SSgA

Money Market Funds

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2006. This Quarterly Report reports on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (The Bank of New York, Inc. and JP Morgan Chase Bank) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund. As of May 31, 2006, $4,906,364 of the Money Market Fund's net assets represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report

18

SSgA
Money Market Funds

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

19

MMQR-05/06

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Quarterly Report

May 31, 2006

SSgA Funds
Institutional Money Market Funds

Quarterly Report

May 31, 2006 (Unaudited)

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
US Treasury Money Market Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Treasury - 8.5%
United States Treasury Bills	100,000	4.750	06/15/06	99,815
Total United States Treasury (amortized cost $99,815)				99,815
Total Investments - 8.5% (amortized cost $99,815)				99,815

Repurchase Agreements - 91.9%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $46,393 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with Banc of America Securities, LLC and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $46,901 par United States Treasury Obligations, valued at $45,901	45,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $47,060 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with Countrywide Funding Corp. and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.880% to be repurchased at $45,006 on June 1, 2006, collateralized by: $36,575 par United States Treasury Obligations, valued at $45,901	45,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase Bank (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $43,870 par United States Treasury Obligations, valued at $45,902	45,000
Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $47,933 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with Fortis Securities, LLC and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $45,835 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.800% to be repurchased at $45,006 on June 1, 2006, collateralized by: $49,050 par United States Treasury Obligations, valued at $45,900	45,000
Agreement with Greenwich Capital and State Street Bank & Trust of $45,000 dated May 31, 2006 at 4.880% to be repurchased at $45,006 on June 1, 2006, collateralized by: $44,975 par United States Treasury Obligations, valued at $45,875	45,000

US Treasury Money Market Fund

3

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase Bank (Tri-Party) of $225,000 dated May 31, 2006 at 4.900% to be repurchased at $225,031 on June 1, 2006, collateralized by: $233,788 par United States Treasury Obligations, valued at $229,505	225,000
Agreement with JP Morgan Chase Bank and JP Morgan Chase Bank (Tri-Party) of $45,000 dated May 31, 2006 at 4.850% to be repurchased at $45,006 on June 1, 2006, collateralized by: $37,215 par United States Treasury Obligations, valued at $45,904	45,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase Bank (Tri-Party) of $42,796 dated May 31, 2006 at 4.800% to be repurchased at $42,802 on June 1, 2006, collateralized by: $43,543 par United States Treasury Obligations, valued at $43,657	42,796
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase Bank (Tri-Party) of $45,000 dated May 31, 2006 at 4.880% to be repurchased at $45,006 on June 1, 2006, collateralized by: $46,514 par United States Treasury Obligations, valued at $45,903	45,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $225,000 dated May 31, 2006 at 4.900% to be repurchased at $225,031 on June 1, 2006, collateralized by: $229,062 par United States Treasury Obligations, valued at $229,503	225,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $45,000 dated May 31, 2006 at 4.800% to be repurchased at $45,006 on June 1, 2006, collateralized by: $45,929 par United States Treasury Obligations, valued at $45,901	45,000
Agreement with UBS Warburg, LLC and JP Morgan Chase Bank (Tri-Party) of $45,000 dated May 31, 2006 at 4.900% to be repurchased at $45,006 on June 1, 2006, collateralized by: $54,240 par United States Treasury Obligations, valued at $45,902	45,000
Total Repurchase Agreements (identified cost $1,077,796)	1,077,796
Total Investments and Repurchase Agreements - 100.4% (cost $1,177,611)(†)	1,177,611
Other Assets and Liabilities, Net - (0.4%)	(4,721)
Net Assets - 100.0%	1,172,890

See accompanying notes which are an integral part of the schedules of investments.

US Treasury Money Market Fund

4

SSgA
Prime Money Market Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 17.7%
Alliance & Leicester PLC (Ê)	95,000	5.071	06/17/07	95,000
American Express Centurion Bank (Ê)	65,000	5.029	08/08/06	65,000
American Express Centurion Bank (Ê)	65,000	5.051	09/27/06	65,000
American Express Centurion Bank (Ê)	50,000	5.041	02/21/07	49,996
American Honda Finance Corp. (Ê)	27,000	5.120	08/08/06	27,000
Bank of America Corp. (Ê)	50,000	5.060	06/07/06	50,000
Bank of America Corp. (Ê)	75,000	5.065	02/28/07	75,000
Bank of America Corp. (Ê)	175,000	5.065	04/18/07	175,000
Eli Lilly & Co. (Ê)	50,000	4.993	06/02/07	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.200	08/14/06	30,000
Goldman Sachs Group, Inc. (Ê)	48,000	5.200	10/02/06	48,000
Goldman Sachs Group, Inc. (Ê)	100,000	5.163	12/11/06	100,000
Goldman Sachs Group, Inc. (Ê)	25,000	5.163	12/18/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.183	03/13/07	50,000
HBOS Treasury Services PLC (Ê)	55,000	5.073	06/01/07	55,000
HBOS Treasury Services PLC (Ê)	100,000	4.810	06/09/07	100,000
Macquarie Bank, Ltd. (Ê)	50,000	5.091	06/22/07	50,000
Merrill Lynch & Co., Inc. (Ê)	80,000	5.112	05/04/07	80,000
Morgan Stanley (Ê)	38,000	5.143	07/10/06	38,000
Morgan Stanley (Ê)	80,000	5.112	06/04/07	80,000
Morgan Stanley (Ê)	50,000	5.111	06/15/07	50,000
National Australia Bank (Ê)	95,000	5.039	06/08/07	95,000
National City Bank Indiana (Ê)	28,800	5.025	01/12/07	28,804
Northern Rock PLC (Ê)	100,000	5.080	05/03/07	100,000
Northern Rock PLC (Ê)	60,000	5.059	06/06/07	60,000
Toyota Motor Credit (Ê)	75,500	4.920	06/12/06	75,501
UniCredito Italiano SpA (Ê)	35,000	5.085	06/15/07	35,000
Washington Mutual, Inc. (Ê)	55,000	5.061	04/20/07	55,000
Wells Fargo & Company (Ê)	100,000	5.000	06/04/07	100,000
Westpac Banking Corp. (Ê)	82,000	5.051	06/16/07	82,000
Total Corporate Bonds & Notes (amortized cost $1,989,301)				1,989,301
Domestic Certificates of Deposit - 5.9%
Citibank NA	100,000	4.645	07/10/06	100,000
First Tennessee Bank NA	150,000	5.050	06/29/06	150,000
Washington Mutual Bank	105,000	5.040	06/16/06	105,000
Washington Mutual Bank	30,000	5.040	06/21/06	30,000
Washington Mutual Bank	75,000	5.040	06/29/06	75,000
Wells Fargo Bank NA	200,000	5.020	06/20/06	199,999
Total Domestic Certificates of Deposit (amortized cost $659,999)				659,999
Eurodollar Certificates of Deposit - 3.1%
Credit Agricole SA	175,000	4.735	10/13/06	175,000
Societe Generale	100,000	5.310	04/19/07	100,000
UniCredito Italiano SpA	33,000	5.050	06/29/06	33,000
UniCredito Italiano SpA (Ê)	41,000	5.061	05/30/07	40,996
Total Eurodollar Certificates of Deposit (amortized cost $348,996)				348,996

Prime Money Market Fund

5

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Domestic Commercial Paper - 28.7%
Amstel Funding Corp.	200,000	4.520	07/03/06	199,197
Bavaria TRR Corp.	200,000	5.010	06/05/06	199,888
Bavaria TRR Corp.	100,000	5.020	06/06/06	99,930
Bryant Park Funding LLC	103,473	5.010	06/28/06	103,084
Dakota Notes	115,000	5.020	06/22/06	114,663
Dakota Notes	150,000	5.020	06/26/06	149,477
General Electric Capital Corp.	85,000	4.540	10/13/06	83,564
General Electric Co.	250,000	4.930	06/28/06	249,076
Giro Balanced Funding Corp.	150,636	5.010	06/07/06	150,510
Giro Balanced Funding Corp.	119,419	5.020	06/08/06	119,303
Grampian Funding, Ltd.	83,000	5.010	06/12/06	82,873
Grampian Funding, Ltd.	144,000	4.590	07/21/06	143,082
Grampian Funding, Ltd.	25,000	5.100	10/31/06	24,462
Landale Funding, Ltd.	276,000	5.030	06/15/06	275,460
Lockhart Funding LLC	100,000	5.030	06/16/06	99,790
Nieuw Amsterdam Funding Corp.	110,404	5.010	06/12/06	110,235
Park Granada LLC	125,000	5.000	06/01/06	125,000
Park Granada LLC	200,000	5.020	06/23/06	199,391
Park Sienna LLC	80,946	5.060	06/29/06	80,627
Polonius, Inc.	127,650	5.030	06/12/06	127,454
Saint Germain Holdings, Ltd.	75,000	5.010	06/19/06	74,812
Saint Germain Holdings, Ltd.	75,000	5.010	06/22/06	74,780
Scaldis Capital	175,000	5.010	06/07/06	174,854
Scaldis Capital	47,038	4.550	06/13/06	46,967
Stratford Receivables Co. LLC	74,914	5.050	06/23/06	74,683
Versailles CDS LLC	50,000	5.030	06/13/06	49,916
Total Domestic Commercial Paper (amortized cost $3,233,078)				3,233,078
Foreign Commercial Paper - 6.1%
Danske Corp.	250,000	4.565	10/13/06	245,752
Macquarie Bank, Ltd. (Ê)	83,000	5.048	07/18/06	82,999
Santander Finance, Inc.	150,000	4.860	07/18/06	149,048
Skandinaviska Enskilda (Ê)	50,000	5.061	11/28/06	49,998
Skandinaviska Enskilda (Ê)	60,000	5.051	01/22/07	60,000
Westpac Capital Corp.	100,000	5.070	11/06/06	97,775
Total Foreign Commercial Paper (amortized cost $685,572)				685,572
Domestic Time Deposits - 3.0%
SunTrust Bank	335,202	5.063	06/01/06	335,202
Total Domestic Time Deposits (amortized cost $335,202)				335,202
United States Government Agencies - 0.4%
Freddie Mac	50,000	5.250	05/16/07	49,975

Prime Money Market Fund

6

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Total United States Government Agencies (amortized cost $49,975)				49,975
Yankee Certificates of Deposit - 20.5%
Banco Bilbao Vizcaya Argentaria	50,000	5.135	08/21/06	49,991
Barclays Bank PLC	200,000	5.030	06/29/06	200,000
BNP Paribas SA (Ê)	125,000	5.011	06/21/06	124,998
BNP Paribas SA	175,000	4.625	07/10/06	175,000
Calyon (Ê)	125,000	4.986	07/05/06	124,996
Canadian Imperial Bank of Commerce	69,000	3.750	06/14/06	69,000
Canadian Imperial Bank of Commerce (Ê)	100,000	5.070	11/24/06	100,000
Credit Suisse First Boston	300,000	5.045	06/29/06	300,000
Deutsche Bank AG	75,000	4.625	07/06/06	75,000
Deutsche Bank AG	81,000	4.810	10/30/06	81,000
Dexia Bank (Ê)	150,000	4.980	10/03/06	149,990
Fortis Bank	115,000	5.035	06/12/06	115,000
Fortis Bank	50,000	4.730	10/13/06	50,000
HBOS Treasury Services PLC	100,000	5.270	02/05/07	100,000
Societe Generale	200,000	4.625	07/10/06	200,000
Toronto Dominion Bank	28,000	3.740	06/19/06	28,000
Toronto Dominion Bank	50,000	3.850	06/30/06	50,000
UBS AG	317,000	5.035	06/29/06	317,000
Total Yankee Certificates of Deposit (amortized cost $2,309,975)				2,309,975
Total Investments - 85.4%
(amortized cost $9,612,098)				9,612,098
Repurchase Agreements - 15.1%
Agreement with Banc of America Securities, LLC and The Bank of New York, Inc. (Tri-Party) of $453,000 dated on May 31, 2006 at 5.050% to be repurchased at $453,064 on June 1, 2006, collateralized by: $592,231 par various United States Government Agency Mortgage Obligations, valued at $462,060				453,000
Agreement with Bear Stearns and JP Morgan Chase Bank (Tri-Party) of $197,000 dated on May 31, 2006 at 5.050% to be repurchased at $197,028 on June 1, 2006, collateralized by: $352,738 par various United States Government Agency Mortgage Obligations, valued at $200,942				197,000
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $505,000 dated on May 31, 2006 at 5.050% to be repurchased at $505,071 on June 1, 2006, collateralized by: $1,074,469 par various United States Government Agency Mortgage Obligations, valued at $515,100				505,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase Bank (Tri-Party) of $100,000 dated on May 31, 2006 at 5.163% to be repurchased at $100,014 on June 1, 2006, collateralized by: $114,475 par various Corporate Obligations, valued at $102,002				100,000

Prime Money Market Fund

7

SSgA
Prime Money Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase Bank (Tri-Party) of $30,000 dated on May 31, 2006 at 5.113% to be repurchased at $30,004 on June 1, 2006, collateralized by: $32,597 par various Municipal Bonds, valued at $31,500	30,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $415,000 dated May 31, 2006, at 5.050% to be repurchased at $415,058 on June 1, 2006, collateralized by: $731,403 par various United States Government Agency Obligations, valued at $425,181	415,000

Total Repurchase Agreements (identified cost $1,700,000)	1,700,000
Total Investments and Repurchase Agreements - 100.5% (cost $11,312,098) (†)	11,312,098
Other Assets and Liabilities, Net - (0.5%)	(60,877)
Net Assets - 100.0%	11,251,221

See accompanying notes which are an integral part of the schedules of investments.

Prime Money Market Fund

8

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2006 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments

9

SSgA

Institutional Money Market Funds

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2006. This Quarterly Report reports on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On August 25, 2003 the Funds Class T prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (The Bank of New York, Inc. and JP Morgan Chase Bank) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3. Related Parties

The SSgA Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund. As of May 31, 2006, $113,117,723 of the Prime Money Market Fund's net assets represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report

10

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

11

IMMQR-05/06

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Intermediate Fund

High Yield Bond Fund

Quarterly Report

May 31, 2006

SSgA Funds

Fixed Income Funds

Quarterly Report

May 31, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Yield Plus Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.8%
Asset-Backed Securities - 69.4%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.530% due 04/25/23	3,597	3,644
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 5.281% due 10/25/35	4,000	4,002
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 6.281% due 02/25/34	3,000	3,023
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 5.771% due 07/25/32	1,808	1,815
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 5.831% due 09/25/33	3,000	3,020
Series 2004-W2 Class M2 6.331% due 04/25/34	4,000	4,068
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 6.231% due 01/25/34	1,755	1,786
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 5.981% due 04/15/33	3,478	3,484
Camber, PLC (Ê)(l) Series 2006-6A Class B 5.627% due 07/12/43	770	770
Centex Home Equity (Ê) Series 2002-D Class M1 6.151% due 12/25/32	2,830	2,836
Chase Credit Card Master Trust (Ê) Series 2004-1 Class A 5.111% due 05/15/09	5,120	5,120
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 5.981% due 11/25/31	1,838	1,839
CNH Equipment Trust (Ê) Series 2002-B Class A4 5.441% due 04/15/08	1,539	1,539
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 6.281% due 12/25/33	2,700	2,714
Series 2004-BC5 Class M5 6.081% due 10/25/34	1,650	1,664

	Principal Amount ($) or Shares	Market Value $
Credit-Based Asset Servicing and Securitization (Ê) Series 2005-CB4 Class AF1 5.201% due 08/25/35	598	599
Series 2005-CB8 Class AF1A 5.171% due 12/25/35	8,315	8,317
Series 2004-CB8 Class M1 5.611% due 12/25/35	2,300	2,310
GE Business Loan Trust (Ê)(l) Series 2004-1 Class B 5.781% due 05/15/32	2,470	2,468
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.131% due 06/15/10	8,500	8,504
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.381% due 08/25/35	1,000	1,005
Series 2005-HE6 Class M1 5.521% due 11/25/35	4,000	4,018
IXIS Real Estate Capital Trust (Ê) Series 2005-HE3 Class A2 5.191% due 12/25/35	1,228	1,228
Long Beach Mortgage Loan Trust (Ê) Series 2005-WL1 Class 3M1 5.561% due 06/25/45	2,000	2,010
MMCA Automobile Trust (Ê) Series 2002-5 Class B 5.931% due 08/15/09	239	240
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A 5.481% due 10/15/08	4,800	4,803
Morgan Stanley Home Equity Loans (Ê) Series 2005-3 Class A1 5.191% due 08/25/35	1,676	1,676
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 5.221% due 01/15/09	5,000	5,005
Novastar Home Equity Loan (Ê) Series 2006-1 Class M1 5.381% due 05/25/36	3,000	3,008
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.451% due 03/25/37	2,805	2,812
Park Place Securities, Inc. (Ê) Series 2005-WCW Class A2A 5.171% due 07/25/35	704	704

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 5.831% due 06/25/31	2,932	2,934
Series 2002-KS2 Class MII1 5.731% due 04/25/32	1,060	1,061
Series 2005-KS7 Class A1 5.181% due 08/25/35	688	688
SLM Student Loan Trust (Ê) Series 2005-7 Class A1 5.100% due 01/25/18	4,245	4,239
Series 2003-B Class A2 5.310% due 03/15/22	4,000	4,046
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.246% due 07/28/26	1,664	1,666
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.001% due 04/25/33	2,000	2,006
Series 2003-BC3 Class M1 6.031% due 04/25/33	5,000	5,005
Series 2003-BC1 Class M2 6.931% due 10/25/33	3,000	3,016
6.831% due 11/25/33	2,700	2,734
Series 2004-4 Class M5 6.531% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 6.381% due 12/25/34	3,811	3,840
		123,706
International Debt - 15.4%
ARMS II (Ê) Series 2004-G3 Class A1A 5.233% due 01/10/35	3,470	3,481
Crusade Global Trust (Ê) Series 2003-1 Class A 5.268% due 01/17/34	1,123	1,125
Series 2003-2 Class A 5.120% due 09/18/34	2,642	2,648
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 5.240% due 07/20/19	2,694	2,696
Series 2002-2 Class 1A2 5.260% due 01/20/43	3,443	3,449
Medallion Trust (Ê) Series 2002-1G Class A1 5.238% due 04/17/33	2,421	2,427

	Principal Amount ($) or Shares	Market Value $
Montauk Point CDO, Ltd. (Ê)(l) Series 2006-2A Class A1J 5.586% due 04/06/46	1,460	1,460
Permanent Financing PLC (Ê) Series 2004-4 Class 2A 4.950% due 03/10/09	1,500	1,500
Series 2004-5 Class 2A 4.990% due 06/10/11	5,000	5,004
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.390% due 08/08/34	1,568	1,572
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.000% due 06/05/33	2,058	2,059
		27,421
Mortgage-Backed Securities - 13.0%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.429% due 08/15/36	135,520	1,900
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.361% due 04/25/36	2,867	2,878
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 5.380% due 06/19/45	3,049	3,060
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1 Class A1 5.251% due 04/16/19	787	787
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 0.975% due 04/15/38	40,685	1,281
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.731% due 07/25/33	1,178	1,186
Series 2004-QS1 Class A2 5.631% due 01/25/34	1,225	1,229
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.431% due 10/25/18	2,488	2,480
Series 2003-A9 Class A3 5.631% due 08/25/33	2,231	2,240

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.411% due 06/20/33	72	72
Series 2003-6 Class B1 5.661% due 11/20/33	2,384	2,385
Series 2004-1 Class B1 5.631% due 02/20/34	1,478	1,481
Series 2004-2 Class B2 6.061% due 03/20/34	2,212	2,222
		23,201
Total Long-Term Investments (cost $173,521)		174,328
Short-Term Investments - 3.4%
Federated Investors Prime Cash Obligations Fund	1,402,016	1,402
Goldman Sachs Financial Square Funds - Prime Obligations Fund	4,740,510	4,741
Total Short-Term Investments (cost $6,143)		6,143
Total Investments - 101.2% (identified cost $179,664)		180,471
Other Assets and Liabilities, Net - (1.2%)		(2,112)
Net Assets - 100.0%		178,359

See accompanying notes which are an integral part of the schedules of investments.

Yield Plus Fund

SSgA
Bond Market Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 113.2%
Asset-Backed Securities - 22.7%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 5.281% due 04/25/34	116	116
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.541% due 11/25/35	2,000	2,009
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.521% due 04/25/35	2,500	2,510
Series 2005-HE8 Class M2 5.531% due 11/25/35	1,000	1,005
Series 2006-HE3 Class A3 5.141% due 03/25/36	1,572	1,572
Carrington Mortgage Loan Trust (Ê) Series 2005-OPT Class A1C 5.311% due 05/25/35	3,000	3,006
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 5.391% due 01/25/33	283	283
Centex Home Equity (Ê) Series 2004-B Class AV1 5.281% due 03/25/34	267	267
Series 2005-D Class M2 5.541% due 10/25/35	2,000	2,012
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 5.391% due 09/25/33	210	210
Series 2004-BC1 Class A1 5.311% due 04/25/34	1,077	1,077
Series 2004-6 Class M5 6.351% due 08/25/34	300	305
Series 2004-BC5 Class M4 6.011% due 10/25/34	357	362
Series 2005-4 Class 3AV2 5.291% due 10/25/35	6,500	6,507
Series 2006-BC2 Class M7 5.991% due 01/25/45	1,125	1,125
Credit-Based Asset Servicing and Securitization (Ê) Series 2005-CB5 Class AF1 5.221% due 08/25/35	674	674
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.521% due 01/25/36	2,000	2,011

	Principal Amount ($) or Shares	Market Value $
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2005-FF4 Class 2A1 5.161% due 05/25/35	98	98
Fremont Home Loan Trust (Ê) Series 2005-A Class 1A2 5.361% due 01/25/35	2,338	2,340
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.131% due 06/15/10	1,000	1,000
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	984
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.631% due 03/25/34	1,885	1,895
Series 2005-HE4 Class B2 6.381% due 08/25/35	1,000	1,005
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 5.531% due 02/25/36	2,000	2,011
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.441% due 02/25/36	3,000	3,012
Long Beach Mortgage Loan Trust (Ê) Series 2005-1 Class 2A2 5.331% due 02/25/35	624	625
Series 2005-2 Class 2A3 5.381% due 04/25/35	3,000	3,010
Series 2005-3 Class M2 5.571% due 09/25/35	2,500	2,512
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.481% due 12/25/35	600	602
Series 2006-HE4 Class B2 6.130% due 06/25/36	2,000	2,000
Series 2006-WMC Class B2 6.143% due 06/25/36	2,250	2,250
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.551% due 06/25/33	1,367	1,374
Series 2005-5 Class A2 5.171% due 12/25/35	1,954	1,952
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	503

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	987
Series 2004-KS3 Class A2B2 5.291% due 04/25/34	459	461
Series 2005-KS1 Class M2 5.521% due 11/25/35	1,000	1,005
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 5.331% due 02/25/34	147	148
Series 2006-OP1 Class M2 5.471% due 10/25/35	500	502
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.621% due 04/25/35	2,500	2,513
Series 2005-4 Class 2A2 5.281% due 03/25/36	3,100	3,102
Series 2006-OPT Class M4 5.581% due 03/25/36	1,248	1,251
Series 2006-OPT Class M1 5.381% due 05/25/36	3,000	3,004
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.531% due 04/25/34	1,600	1,600
Series 2004-9 Class A6 5.321% due 10/25/34	791	792
Series 2005-5 Class A2 5.171% due 06/25/35	431	431
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,912
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	512
Series 2005-WF2 Class A1 5.161% due 05/25/35	834	834
Terwin Mortgage Trust (Ê) Series 2005-12A Class AF1 5.261% due 07/25/36	160	160
Toyota Motor Credit Corp. 4.400% due 10/01/08	100	98
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	250	247
		71,783
Corporate Bonds and Notes - 16.5%
Abbott Laboratories 5.875% due 05/15/16	100	100

	Principal Amount ($) or Shares	Market Value $
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	99
Aetna, Inc. 7.875% due 03/01/11	35	38
Alabama Power Co. 5.700% due 02/15/33	50	47
Alcoa, Inc. 7.375% due 08/01/10	180	191
Allstate Corp. (The) 7.200% due 12/01/09	115	121
5.550% due 05/09/35	85	75
Ambac Financial Group, Inc. 5.950% due 12/05/35	75	70
American Express Co. 4.875% due 07/15/13	125	119
American Express Credit Corp. 5.300% due 12/02/15	50	48
American General Finance Corp. 3.875% due 10/01/09	30	28
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	98
AmerUs Group Co. 5.950% due 08/15/15	60	58
Amgen, Inc. 4.000% due 11/18/09	120	114
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	87
6.500% due 05/01/42	100	103
Apache Corp. 6.250% due 04/15/12	35	36
Appalachian Power Co. 6.375% due 04/01/36	75	72
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	54
7.000% due 02/01/31	100	109
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Archstone-Smith Trust 5.750% due 03/15/16	50	49
Arizona Public Service Co. 6.375% due 10/15/11	85	86
Atlantic Richfield Co. 5.900% due 04/15/09	100	101
Avon Products, Inc. 5.125% due 01/15/11	50	49
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	128
Bank of America Corp. 7.800% due 02/15/10	400	428
7.400% due 01/15/11	300	321
4.750% due 08/01/15	200	185

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of America Corp. Capital Trust Bond 5.625% due 03/08/35	150	131
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	41
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	150	160
Bank One Corp. 4.125% due 09/01/07	250	245
7.625% due 10/15/26	200	225
8.000% due 04/29/27	200	235
BB&T Corp. 4.750% due 10/01/12	75	71
4.900% due 06/30/17	75	68
Bear Stearns Cos., Inc. (The) 2.875% due 07/02/08	50	47
5.300% due 10/30/15	325	308
Bellsouth Capital Funding Corp. 7.875% due 02/15/30	150	165
BellSouth Corp. 6.000% due 10/15/11	200	201
Belo Corp. 7.125% due 06/01/07	36	36
Berkshire Hathaway Finance Corp. 4.125% due 01/15/10	200	190
4.850% due 01/15/15	150	140
Black & Decker Corp. 7.125% due 06/01/11	50	52
Boeing Capital Corp. 6.500% due 02/15/12	200	207
Boston Properties, LP 6.250% due 01/15/13	100	101
Boston Scientific Corp. 6.250% due 11/15/35	40	40
Bristol-Myers Squibb Co. 5.750% due 10/01/11	150	150
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	97
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	105
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	52
5.000% due 12/03/12	50	48
Cardinal Health, Inc. 6.750% due 02/15/11	65	67
Carolina Power & Light Co. 5.250% due 12/15/15	70	66

	Principal Amount ($) or Shares	Market Value $
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	49
4.625% due 06/01/15	200	183
5.500% due 03/15/16	75	73
Cendant Corp. 6.250% due 03/15/10	100	102
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	55
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	325	336
Centex Corp. 5.250% due 06/15/15	100	91
6.500% due 05/01/16	100	98
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	53
Charter One Bank NA Series BKNT 5.500% due 04/26/11	125	124
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	104
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	276
CIT Group Holdings, Inc. 5.400% due 01/30/16	100	95
CIT Group, Inc. 5.750% due 09/25/07	150	150
4.750% due 08/15/08	100	98
5.600% due 04/27/11	125	124
7.750% due 04/02/12	175	191
6.000% due 04/01/36	50	46
Citigroup, Inc. 4.125% due 02/22/10	325	310
4.625% due 08/03/10	300	290
5.625% due 08/27/12	300	298
4.700% due 05/29/15	325	299
5.300% due 01/07/16	200	192
5.850% due 12/11/34	200	189
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	49
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	151
7.000% due 10/01/26	100	107
Comcast Cable Communications 6.875% due 06/15/09	300	309
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	195

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Comcast Corp. 6.500% due 01/15/15	250	253
5.900% due 03/15/16	350	338
Commonwealth Edison Co. 5.900% due 03/15/36	75	69
ConAgra Foods, Inc. 6.750% due 09/15/11	175	181
Consolidated Edison Co. of New York 5.375% due 12/15/15	75	72
5.850% due 03/15/36	75	71
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	127
Consumers Energy Co. Series B 5.375% due 04/15/13	200	192
Coors Brewing Co. 6.375% due 05/15/12	80	82
Countrywide Financial Corp. 6.250% due 05/15/16	125	124
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	275	255
COX Communications, Inc. 3.875% due 10/01/08	100	96
7.125% due 10/01/12	110	114
5.500% due 10/01/15	50	46
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	246
4.875% due 01/15/15	250	231
Credit Suisse USA, Inc. 5.250% due 03/02/11	75	74
6.125% due 11/15/11	200	203
5.375% due 03/02/16	100	95
CRH America, Inc. 6.950% due 03/15/12	100	104
CSX Corp. 6.750% due 03/15/11	150	156
Cytec Industries, Inc. 5.500% due 10/01/10	25	24
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	288
5.875% due 03/15/11	200	198
Deere & Co. 7.850% due 05/15/10	32	34
Deluxe Corp. 5.000% due 12/15/12	50	42
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	24
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	90

	Principal Amount ($) or Shares	Market Value $
Dow Chemical Co. (The) 5.750% due 12/15/08	200	201
DR Horton, Inc. 6.000% due 04/15/11	100	98
DTE Energy Co. Series A 6.650% due 04/15/09	63	64
Duke Capital LLC 6.250% due 02/15/13	50	51
5.500% due 03/01/14	200	193
Duke Energy Corp. 5.300% due 10/01/15	275	264
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	156
Electronic Data Systems Corp. 7.125% due 10/15/09	75	78
Emerson Electric Co. 5.000% due 12/15/14	100	95
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	300	283
5.000% due 03/01/15	100	90
EOP Operating, LP 7.750% due 11/15/07	200	206
5.875% due 01/15/13	50	49
ERP Operating, LP 6.625% due 03/15/12	75	78
Exelon Corp. 5.625% due 06/15/35	85	75
Exelon Generation Co. LLC 6.950% due 06/15/11	100	105
Federated Department Stores, Inc. 6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	81
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	92
First Data Corp. 3.375% due 08/01/08	200	191
Firstar Bank NA 7.125% due 12/01/09	210	220
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	204
Series C 7.375% due 11/15/31	200	215
FleetBoston Financial Corp. 3.850% due 02/15/08	150	146
6.700% due 07/15/28	200	207
Florida Power & Light Co. 4.850% due 02/01/13	380	362
5.950% due 10/01/33	250	241

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fortune Brands, Inc. 5.375% due 01/15/16	50	47
Gannett Co., Inc. 6.375% due 04/01/12	100	102
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	458
Genentech, Inc. 4.750% due 07/15/15	100	92
General Dynamics Corp. 4.250% due 05/15/13	60	55
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	254
4.875% due 10/21/10	75	73
5.500% due 04/28/11	50	50
Series MTNA 5.875% due 02/15/12	250	253
4.875% due 03/04/15	200	188
Series MTNA 6.750% due 03/15/32	650	696
General Electric Co. 5.000% due 02/01/13	200	192
General Mills, Inc. 3.875% due 11/30/07 50 49 6.000% due 02/15/12	64	64
Genworth Financial, Inc. 4.950% due 10/01/15	50	46
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	85	78
Golden West Financial Corp. 4.750% due 10/01/12	40	38
Goldman Sachs Group, Inc. 5.350% due 01/15/16	200	189
6.125% due 02/15/33	100	94
6.345% due 02/15/34	300	282
Goldman Sachs Group, LP 4.500% due 06/15/10	405	388
5.000% due 10/01/14	800	747
GTE Corp. 6.840% due 04/15/18	100	102
GTE North, Inc. Series D 6.900% due 11/01/08	150	153
Harrah's Operating Co., Inc. 7.500% due 01/15/09	170	177
Harris Corp. 5.000% due 10/01/15	50	46
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	49

	Principal Amount ($) or Shares	Market Value $
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	49
Hartford Life, Inc. 7.375% due 03/01/31	30	33
Health Care REIT, Inc. 6.200% due 06/01/16	25	24
Health Management Associates, Inc. 6.125% due 04/15/16	50	49
Hershey Co. (The) 4.850% due 08/15/15	100	94
Hess Corp. 7.875% due 10/01/29	100	112
7.300% due 08/15/31	200	213
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.750% due 03/15/32	110	108
Home Depot, Inc. 3.750% due 09/15/09	100	95
Honeywell, Inc. 6.625% due 06/15/28	75	79
Hospitality Properties Trust 5.125% due 02/15/15	100	92
HSBC Bank USA NA Series BKNT 5.625% due 08/15/35	250	222
HSBC Finance Corp. 4.750% due 04/15/10	150	145
8.000% due 07/15/10	150	162
6.375% due 08/01/10	80	82
5.250% due 01/14/11	200	196
6.750% due 05/15/11	250	260
7.000% due 05/15/12	100	106
5.250% due 04/15/15	200	189
5.500% due 01/19/16	250	239
International Business Machines Corp. 5.375% due 02/01/09	150	150
8.375% due 11/01/19	150	182
5.875% due 11/29/32	150	143
International Lease Finance Corp. 4.350% due 09/15/08	365	355
5.125% due 11/01/10	300	293
5.250% due 01/10/13	100	96
International Paper Co. 4.250% due 01/15/09	150	144
iStar Financial, Inc. 5.650% due 09/15/11	100	98
Jefferies Group, Inc. 6.250% due 01/15/36	50	45

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
John Deere Capital Corp. 3.900% due 01/15/08	100	98
Series MTND 4.500% due 08/25/08	100	98
4.875% due 03/16/09	50	49
7.000% due 03/15/12	50	53
Johnson & Johnson 3.800% due 05/15/13	90	82
Johnson Controls, Inc. 5.500% due 01/15/16	45	43
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	224
JPMorgan Chase & Co. 7.875% due 06/15/10	200	216
Kellogg Co. 2.875% due 06/01/08	50	47
Series B 7.450% due 04/01/31	50	57
KeyBank NA Series BKNT 7.000% due 02/01/11	125	132
4.950% due 09/15/15	50	46
Kimberly-Clark Corp. 5.625% due 02/15/12	100	101
Kimco Realty Corp. 5.783% due 03/15/16	50	49
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.125% due 03/15/12	53	55
7.400% due 03/15/31	100	103
Kinder Morgan, Inc. 6.500% due 09/01/12	145	140
Knight Ridder, Inc. 5.750% due 09/01/17	50	45
Kraft Foods, Inc. 5.625% due 11/01/11	150	148
6.500% due 11/01/31	175	176
Landwirtschaftliche Rentenbank 3.875% due 03/15/10	175	166
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	192
5.750% due 05/17/13	100	99
5.500% due 04/04/16	450	433
Lennar Corp. 5.950% due 03/01/13	50	48
Lincoln National Corp. 6.150% due 04/07/36	75	71
Lockheed Martin Corp. 8.500% due 12/01/29	110	138
Lowe's Cos., Inc. 8.250% due 06/01/10	85	93

	Principal Amount ($) or Shares	Market Value $
Lubrizol Corp. 6.500% due 10/01/34	100	96
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	98
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 6.800% due 03/15/32	100	105
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	75	74
May Department Stores Co. (The) 4.800% due 07/15/09	100	97
MBNA America Bank NA 6.625% due 06/15/12	150	157
Mellon Funding Corp. 6.375% due 02/15/10	150	154
Merck & Co., Inc. 4.375% due 02/15/13	75	69
6.400% due 03/01/28	50	50
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	200	196
6.000% due 02/17/09	275	278
Series MTNB 5.300% due 09/30/15	200	190
6.875% due 11/15/18	100	108
MetLife, Inc. 5.375% due 12/15/12	46	45
5.700% due 06/15/35	100	90
MGIC Investment Corp. 5.375% due 11/01/15	25	23
Monsanto Co. 4.000% due 05/15/08	45	44
Morgan Stanley 4.000% due 01/15/10	100	94
6.600% due 04/01/12	200	208
5.300% due 03/01/13	100	97
4.750% due 04/01/14	200	184
7.250% due 04/01/32	375	412
Motorola, Inc. 8.000% due 11/01/11	125	138
National City Bank of Indiana 4.250% due 07/01/18	100	85
National City Corp. 6.875% due 05/15/19	100	107
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	267

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
NB Capital Trust IV 8.250% due 04/15/27	65	69
New England Telephone & Telegraph 7.875% due 11/15/29	100	103
News America Holdings, Inc. 9.250% due 02/01/13	50	58
8.000% due 10/17/16	100	112
News America, Inc. 6.625% due 01/09/08	100	102
Nisource Finance Corp. 6.150% due 03/01/13	100	100
Norfolk Southern Corp. 7.800% due 05/15/27	67	78
7.250% due 02/15/31	70	78
Northrop Grumman Corp. 7.125% due 02/15/11	150	159
Occidental Petroleum Corp. 7.375% due 11/15/08	100	104
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	285
4.800% due 03/01/14	75	70
6.050% due 03/01/34	100	94
PacifiCorp 5.250% due 06/15/35	225	193
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	104
7.375% due 12/15/14	480	496
8.625% due 02/01/22	75	84
Pepco Holdings, Inc. 6.450% due 08/15/12	100	102
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	60
Pfizer, Inc. 3.300% due 03/02/09	75	71
Pharmacia Corp. 6.600% due 12/01/28	100	107
Pitney Bowes, Inc. 4.625% due 10/01/12	75	71
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	48
PNC Funding Corp. 7.500% due 11/01/09	100	106
Popular North America, Inc. 4.700% due 06/30/09	85	82
PPL Energy Supply LLC 5.400% due 08/15/14	100	96
Praxair, Inc. 6.375% due 04/01/12	70	72
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	49

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble - ESOP Series A 9.360% due 01/01/21	100	124
Procter & Gamble Co. 4.750% due 06/15/07	50	50
6.875% due 09/15/09	30	31
Progress Energy, Inc. 5.850% due 10/30/08	100	100
7.100% due 03/01/11	75	79
ProLogis 5.500% due 03/01/13	40	39
Protective Life Secured Trust 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	86
PSEG Power LLC 6.950% due 06/01/12	75	78
PSI Energy, Inc. 7.850% due 10/15/07	40	41
5.000% due 09/15/13	100	94
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	98
Public Service Electric & Gas 5.000% due 08/15/14	300	283
Pulte Homes, Inc. 7.875% due 08/01/11	80	85
Questar Market Resources, Inc. 6.050% due 09/01/16	100	100
Radian Group, Inc. 5.625% due 02/15/13	50	49
Raytheon Co. 7.000% due 11/01/28	100	108
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	100	99
6.500% due 04/17/13	125	122
Rohm & Haas Co. 7.850% due 07/15/29	50	59
Safeco Corp. 4.875% due 02/01/10	75	73
Sara Lee Corp. 6.250% due 09/15/11	50	50
SBC Communications, Inc. 4.125% due 09/15/09	200	191
5.625% due 06/15/16	300	286
Sempra Energy 7.950% due 03/01/10	80	86

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, LP 6.375% due 11/15/07	60	61
5.750% due 05/01/12	100	99
5.100% due 06/15/15	155	144
SLM Corp. Series MTNA 4.500% due 07/26/10	50	48
5.450% due 04/25/11	100	99
5.125% due 08/27/12	100	96
Series MTNA 5.000% due 10/01/13	150	142
Southern California Edison Co. 5.000% due 01/15/14	100	95
5.625% due 02/01/36	50	45
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	125	122
Southern Copper Corp. (l) Series 144a 7.500% due 07/27/35	230	220
Sprint Capital Corp. 6.900% due 05/01/19	900	935
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	180
Swiss Bank Corp. New York 7.000% due 10/15/15	150	162
Tampa Electric Co. 6.375% due 08/15/12	85	87
Target Corp. 7.500% due 08/15/10	120	129
6.350% due 11/01/32	100	102
Temple-Inland, Inc. 7.875% due 05/01/12	35	38
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	71
Textron Financial Corp. 5.875% due 06/01/07	50	50
6.000% due 11/20/09	95	96
5.125% due 02/03/11	100	98
Thermo Electron Corp. 5.000% due 06/01/15	75	70
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	372
Time Warner, Inc. 6.875% due 05/01/12	220	228
Tosco Corp. 7.800% due 01/01/27	150	177
8.125% due 02/15/30	200	244
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100

	Principal Amount ($) or Shares	Market Value $
TXU Electric Delivery Co. 6.375% due 05/01/12	100	101
7.000% due 05/01/32	100	105
Tyson Foods, Inc. 8.250% due 10/01/11	75	80
Unilever Capital Corp. 7.125% due 11/01/10	175	185
Union Pacific Corp. 6.125% due 01/15/12	350	355
Union Planters Bank NA 5.125% due 06/15/07	70	70
United Technologies Corp. 6.100% due 05/15/12	175	178
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	120
5.800% due 03/15/36	125	112
US Bancorp Series MTNN 5.100% due 07/15/07	100	100
5.300% due 04/28/09	125	124
US Bank NA Series BKNT 6.375% due 08/01/11	75	77
Valero Energy Corp. 6.875% due 04/15/12	125	130
4.750% due 06/15/13	125	116
Verizon Global Funding Corp. 6.875% due 06/15/12	140	146
4.375% due 06/01/13	350	317
5.850% due 09/15/35	150	130
Verizon, Inc. 6.500% due 09/15/11	100	100
Viacom, Inc. (l) 5.750% due 04/30/11	200	197
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	71
Series B 6.000% due 01/15/36	175	161
Vornado Realty, LP 5.600% due 02/15/11	50	49
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	425	457
Wachovia Corp. 6.605% due 10/01/25	285	289
5.500% due 08/01/35	100	87
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	208
4.750% due 08/15/10	175	170
7.250% due 06/01/13	200	217
4.500% due 07/01/15	100	91

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Washington Mutual, Inc. 4.375% due 01/15/08	150	147
5.250% due 09/15/17	300	276
Waste Management, Inc. 7.375% due 08/01/10	125	133
WellPoint, Inc. 6.800% due 08/01/12	100	105
Wells Fargo & Co. 4.200% due 01/15/10	50	48
4.625% due 08/09/10	150	145
Wells Fargo Bank NA 6.450% due 02/01/11	475	491
Wells Fargo Capital I 7.960% due 12/15/26	200	210
Weyerhaeuser Co. 5.950% due 11/01/08	80	80
6.750% due 03/15/12	200	205
Wyeth 6.950% due 03/15/11	225	236
7.250% due 03/01/23	75	81
XTO Energy, Inc. 5.000% due 01/31/15	400	370
Yum! Brands, Inc. 6.250% due 04/15/16	75	75
Zions Bancorporation 6.000% due 09/15/15	25	25
		52,031
International Debt - 6.0%
Abbey National PLC 7.950% due 10/26/29	80	95
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	44
Alcan, Inc. 4.500% due 05/15/13	100	92
America Movil SA de CV 4.125% due 03/01/09	200	191
5.750% due 01/15/15	100	94
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	104
Apache Finance Canada Corp. 7.750% due 12/15/29	45	53
ARMS II (Ê) Series 2004-G3 Class A1A 5.233% due 01/10/35	3,470	3,481
Asian Development Bank 5.593% due 07/16/18	325	322
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	87

	Principal Amount ($) or Shares	Market Value $
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	141
Burlington Resources Finance Co. 7.200% due 08/15/31	100	112
Canada Government International Bond 5.250% due 11/05/08	100	100
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	49
Canadian National Railway Co. 4.400% due 03/15/13	50	46
6.900% due 07/15/28	40	43
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	147
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	53
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	83
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	63
3.375% due 02/15/08	100	97
Chile Government International Bond 6.875% due 04/28/09	100	103
Deutsche Telekom International Finance BV 8.000% due 06/15/10	145	157
8.250% due 06/15/30	200	231
Diageo Capital PLC 7.250% due 11/01/09	150	157
Egypt Government AID Bonds 4.450% due 09/15/15	500	476
Eksportfinans A/S 4.750% due 12/15/08	75	74
EnCana Corp. 6.300% due 11/01/11	100	103
European Investment Bank Series GLOB 3.125% due 10/15/07	400	389
3.000% due 06/16/08	100	96
4.625% due 05/15/14	800	761
Export-Import Bank of Korea 5.125% due 02/14/11	50	49
Falconbridge, Ltd. 7.350% due 06/05/12	25	26
France Telecom SA 7.750% due 03/01/11	100	108
8.500% due 03/01/31	100	121
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	95
HSBC Holdings PLC 7.500% due 07/15/09	225	237

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hydro Quebec Series GH 8.250% due 04/15/26	150	190
Series HQ 9.500% due 11/15/30	125	180
Inco, Ltd. 7.200% due 09/15/32	250	253
Inter-American Development Bank 12.250% due 12/15/08	150	174
4.375% due 09/20/12	175	166
7.000% due 06/15/25	300	345
International Bank for Reconstruction & Development 7.625% due 01/19/23	100	121
8.875% due 03/01/26	100	137
International Finance Corp. 3.750% due 06/30/09	130	125
5.125% due 05/02/11	70	69
Israel Government International Bond 4.625% due 06/15/13	60	56
Italy Government International Bond Series DTC 5.625% due 06/15/12	355	357
4.500% due 01/21/15	300	278
6.875% due 09/27/23	500	550
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	108
Kreditanstalt fuer Wiederaufbau 3.250% due 03/30/09	200	189
4.375% due 07/21/15	200	184
5.000% due 03/14/16	650	632
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	140	136
4.125% due 07/15/08	150	147
Malaysia Government International Bond 7.500% due 07/15/11	125	134
Mexico Government International Bond 9.875% due 02/01/10	400	452
8.375% due 01/14/11	300	328
6.375% due 01/16/13	150	150
Series MTNA 5.875% due 01/15/14	200	194
6.625% due 03/03/15	100	101
5.625% due 01/15/17	100	93
MTR Corp. 7.500% due 02/04/09	80	84
Nordic Investment Bank 3.875% due 06/15/10	100	95
Norsk Hydro ASA 7.250% due 09/23/27	50	56

	Principal Amount ($) or Shares	Market Value $
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	189
Petro-Canada 4.000% due 07/15/13	50	44
5.350% due 07/15/33	100	85
Petrobras International Finance Co. 9.750% due 07/06/11	200	227
Poland Government International Bond 6.250% due 07/03/12	85	88
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	41
Province of Ontario 5.500% due 10/01/08	200	200
5.125% due 07/17/12	150	147
5.450% due 04/27/16	225	223
Province of Quebec Canada 5.750% due 02/15/09	250	252
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	381
Royal KPN NV 8.000% due 10/01/10	75	80
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	107
Scottish Power PLC 5.810% due 03/15/25	100	94
SMBC International Finance NV 8.500% due 06/15/09	70	75
South Africa Government International Bond 7.375% due 04/25/12	150	160
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	97
Talisman Energy, Inc. 5.850% due 02/01/37	25	22
Teck Cominco, Ltd. 5.375% due 10/01/15	50	47
6.125% due 10/01/35	300	272
Telecom Italia Capital SA 4.000% due 01/15/10	250	235
5.250% due 10/01/15	200	183
6.375% due 11/15/33	100	91
Telefonica Europe BV 7.750% due 09/15/10	125	133
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	96
TELUS Corp. 7.500% due 06/01/07	100	102
8.000% due 06/01/11	100	109

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Thomson Corp. (The) 6.200% due 01/05/12	100	101
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	90
Transocean, Inc. 7.500% due 04/15/31	100	113
Tyco International Group SA 6.875% due 01/15/29	150	153
		19,034
Mortgage-Backed Securities - 52.9%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	239
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.394% due 03/25/35	422	408
Series 2005-I Class 2A2 4.882% due 10/25/35	4,245	4,226
Series 2005-L Class 2A2 5.247% due 01/25/36	4,905	4,820
Bank of America Alternative Loan Trust Series 2005-9 Class 2CB1 6.000% due 10/25/35	2,698	2,661
Series 2006-3 Class 6A1 6.000% due 04/25/36	2,968	2,953
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	282	282
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	1,303	1,311
Series 1999-C1 Class A2 7.030% due 06/15/31	2,893	2,982
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.361% due 04/25/36	2,867	2,878
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31	98	97
Fannie Mae 15 Year TBA (Ï) 4.500%	1,400	1,325
6.000%	650	654
6.500%	650	661
30 Year TBA (Ï) 5.000%	1,000	938
5.500%	1,500	1,444
6.000%	3,500	3,456
6.500%	4,800	4,842

	Principal Amount ($) or Shares	Market Value $
6.000% due 2009	759	759
6.000% due 2011	14	14
6.000% due 2013	445	448
5.500% due 2014	17	16
6.500% due 2014	580	590
7.500% due 2015	64	66
6.000% due 2016	127	127
6.500% due 2016	653	665
6.000% due 2017	5	5
4.500% due 2018	2,040	1,937
5.000% due 2018	2,117	2,050
5.500% due 2018	431	426
4.000% due 2019	1,226	1,136
4.500% due 2019	2,628	2,492
5.500% due 2019	208	205
8.000% due 2023	1	1
5.000% due 2024	1,832	1,742
5.500% due 2024	1,658	1,615
9.000% due 2025	465	506
9.000% due 2026	4	4
7.500% due 2027	188	196
6.000% due 2028	21	21
6.000% due 2029	7	7
7.000% due 2029	5	5
6.000% due 2030	15	15
7.500% due 2030	5	5
8.000% due 2031	61	65
6.500% due 2032	589	596
4.500% due 2033	865	790
5.000% due 2033	3,939	3,709
5.500% due 2033	7,736	7,479
6.000% due 2033	895	887
5.000% due 2034	5,469	5,146
5.500% due 2034	2,583	2,496
4.500% due 2035	990	900
4.828% due 2035 (Ê)	2,928	2,865
5.000% due 2035	1,425	1,338
5.500% due 2035	3,026	2,916
5.003% due 2036 (Ê)	2,983	2,937
5.188% due 2036	3,365	3,330
5.505% due 2036	2,997	2,991
Freddie Mac 7.000% due 2009	78	79
9.000% due 2010	20	21
6.000% due 2011	3	3
8.000% due 2011	5	6
7.000% due 2012	121	124
7.000% due 2013	1,109	1,135
6.000% due 2016	132	133
7.000% due 2016	209	214
5.000% due 2019	4,842	4,684
5.500% due 2019	1,281	1,263

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
4.500% due 2020	940	890
7.000% due 2028	624	640
7.500% due 2028	336	350
6.500% due 2029	175	178
7.000% due 2030	7	7
7.000% due 2031	176	181
6.500% due 2032	624	633
6.000% due 2033	262	260
6.500% due 2033	716	725
5.000% due 2034	7,099	6,675
6.000% due 2034	2,009	1,990
5.000% due 2035	2,471	2,318
5.161% due 2035 (Ê)	2,764	2,730
5.500% due 2035	6,528	6,296
Freddie Mac Gold 4.500% due 2019	563	534
8.500% due 2025	1	1
7.000% due 2033	373	382
6.000% due 2034	2,526	2,503
Ginnie Mae I 30 Year TBA (Ï) 5.500%	700	681
6.000%	3,500	3,489
8.000% due 2008	5	5
8.000% due 2012	151	158
10.000% due 2013	4	5
10.000% due 2014	1	1
7.500% due 2022	1	1
7.000% due 2023	161	166
7.500% due 2023	2	2
6.500% due 2024	4	4
7.500% due 2024	63	66
8.500% due 2025	10	10
7.500% due 2027	6	6
6.500% due 2028	40	41
7.000% due 2028	28	29
7.500% due 2028	39	40
8.500% due 2028	21	23
7.500% due 2029	13	13
8.000% due 2029	34	37
8.500% due 2029	3	3
7.500% due 2030	42	44
8.000% due 2030	89	95
8.500% due 2030	39	42
7.000% due 2031	247	255
6.500% due 2032	203	208
7.000% due 2032	397	410
7.500% due 2032	18	19
5.000% due 2033	2,049	1,950
6.500% due 2033	451	460

	Principal Amount ($) or Shares	Market Value $
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.181% due 05/25/46	3,000	3,000
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1 Class A1 (l) 5.251% due 04/16/19	629	629
Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,913
Series 2002-CIB Class A2 5.161% due 10/12/37	3,000	2,914
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 05/15/25	2,960	3,176
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,828
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	725
Morgan Stanley Capital I Series 2006-NC2 Class M1 5.441% due 02/25/36	3,000	3,006
Series 2006-NC2 Class M4 5.591% due 02/25/36	1,000	1,003
Series 2005-T19 Class AAB 4.852% due 06/12/47	200	191
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	392
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	2,892	2,844
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,400
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,906
Series 2005-C22 Class A3 5.286% due 12/15/44	2,000	1,953
Series 2005-C22 Class AJ 5.356% due 12/15/44	2,000	1,929
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 2A1 4.549% due 03/25/35	412	401
Series 2006-AR5 Class 2A2 5.552% due 04/25/36	2,942	2,912
		167,015

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 4.7%
Fannie Mae 5.750% due 02/15/08	500	503
6.000% due 05/15/08	500	506
4.400% due 07/28/08	1,000	981
7.125% due 06/15/10	1,000	1,063
4.250% due 08/15/10	700	671
6.125% due 03/15/12	600	621
4.625% due 10/15/14	500	474
5.000% due 04/15/15	1,000	972
Zero coupon due 10/09/19	700	316
7.250% due 05/15/30	500	609
Federal Home Loan Bank System 4.000% due 06/13/07	500	493
4.150% due 07/05/07	1,000	987
4.250% due 11/02/10	1,000	956
5.250% due 06/18/14	200	198
4.750% due 09/11/15	1,000	945
Freddie Mac 4.625% due 08/22/08	500	493
3.875% due 01/12/09	500	482
4.375% due 03/01/10	700	676
4.125% due 07/12/10	500	478
4.750% due 12/08/10	1,000	974
4.375% due 07/17/15	1,000	924
6.750% due 03/15/31	650	748
		15,070
United States Government Treasuries - 10.4%
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/26	11,303	10,456
United States Treasury Notes 4.000% due 04/15/10	500	482
4.750% due 03/31/11	5,754	5,682
8.750% due 05/15/20	4,000	5,339
7.625% due 11/15/22	4,300	5,358
6.250% due 08/15/23	1,500	1,648
6.250% due 05/15/30	3,000	3,378
4.500% due 02/15/36	500	447
		32,790
Total Long-Term Investments (cost $364,327)		357,723
Short-Term Investments - 5.5%
Bryant Park Funding LLC (ÿ) 5.090% due 08/15/06	1,000	988

	Principal Amount ($) or Shares	Market Value $
Fannie Mae 2.375% due 02/15/07	1,000	979
Federated Investors Prime Cash Obligations Fund	1,179,162	1,179
Galaxy Funding, Inc. (ÿ) 5.065% due 08/16/06	1,000	987
Giro Balanced Funding Corp. (ç)(ÿ) 5.040% due 07/10/06	1,500	1,492
Nieuw Amsterdam (ç)(ÿ) 5.030% due 06/12/06	1,500	1,498
United States Treasury Bills (ç)(ÿ)(§) 4.644% due 06/22/06	660	658
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	9,465	9,548
Total Short-Term Investments (cost $17,302)		17,329
Total Investments - 118.7% (identified cost $381,629)		375,052
Other Assets and Liabilities, Net - (18.7%)		(59,201)
Net Assets - 100.0%		315,851

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures (CME) expiration date 09/07 (137)	32,416	(21)
United States Treasury 2 Year Notes expiration date 09/06 (148)	30,076	(49)
United States Treasury 5 Year Notes expiration date 09/06 (387)	40,097	(163)
United States Treasury 10 Year Notes expiration date 09/06 (206)	21,614	(36)
Short Positions
10 Year Japan Government Bond Futures expiration date 06/06 (17)	20,189	(118)
Canadian 10 Year Bond Futures expiration date 09/06 (47)	4,738	36
Euro-Schatz Futures expiration date 09/06 (121)	16,163	20
United States Treasury Bonds expiration date 09/06 (245)	26,024	192
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(139)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
Eurodollar Midcurve 1 Year Futures Jun 2006 94.625 Put (480)	45,420	(53)
United States Treasury Notes 10 Year Futures Aug 2006 108.00 Call (116)	12,528	(14)
Aug 2006 103.00 Put (116)	11,948	(32)
Total Liability for Options Written (premiums received $99)		(99)

See accompanying notes which are an integral part of the schedules of investments.

Bond Market Fund

SSgA
Intermediate Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 105.3%
Asset-Backed Securities - 21.9%
ACE Securities Corp. (Ê) Series 2004-HE1 Class M3 6.431% due 03/25/34	1,335	1,359
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 5.281% due 04/25/34	39	39
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.521% due 04/25/35	1,500	1,506
Centex Home Equity (Ê) Series 2004-B Class AV1 5.281% due 03/25/34	89	89
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 5.621% due 04/25/32	628	628
Series 2003-BC3 Class A2 5.391% due 09/25/33	229	230
Series 2004-BC1 Class A1 5.311% due 04/25/34	325	325
Series 2006-BC2 Class M7 5.991% due 01/25/45	375	375
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	250
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.521% due 01/25/36	1,500	1,508
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.131% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.631% due 03/25/34	788	792
Series 2005-HE4 Class B2 6.381% due 08/25/35	500	503
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.441% due 02/25/36	1,000	1,004
Long Beach Mortgage Loan Trust (Ê) Series 2005-2 Class 2A3 5.381% due 04/25/35	1,000	1,003

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.481% due 12/25/35	400	402
Series 2006-HE4 Class B2 6.130% due 06/25/36	500	500
Series 2006-WMC Class B2 6.143% due 06/25/36	750	750
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.551% due 06/25/33	228	229
Series 2003-4 Class A2 5.401% due 07/25/33	354	355
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 5.291% due 04/25/34	153	154
Series 2005-KS1 Class M2 5.521% due 11/25/35	500	503
Series 2005-KS1 Class M4 5.671% due 12/25/35	1,580	1,587
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 5.351% due 03/25/35	472	472
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 5.331% due 02/25/34	49	49
Series 2006-OP1 Class M2 5.471% due 10/25/35	350	352
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.621% due 04/25/35	1,500	1,508
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.531% due 04/25/34	65	65
Series 2004-9 Class A6 5.321% due 10/25/34	528	528
Series 2005-5 Class A2 5.171% due 06/25/35	258	258
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	637
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	171
Series 2005-WF2 Class A1 5.161% due 05/25/35	500	500
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	49
		19,180

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Corporate Bonds and Notes - 28.1%
Aflac, Inc. 6.500% due 04/15/09	17	17
Alcoa, Inc. 7.375% due 08/01/10	130	138
Allstate Corp. (The) 6.125% due 02/15/12	72	74
Amerada Hess Corp. 6.650% due 08/15/11	100	104
American Express Co. 3.750% due 11/20/07	40	39
4.875% due 07/15/13	30	28
American General Finance Corp. 3.875% due 10/01/09	120	113
Series MTNH 5.375% due 10/01/12	90	88
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	74
AmerUs Group Co. 5.950% due 08/15/15	40	39
Amgen, Inc. 4.000% due 11/18/09	80	76
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	97
Apache Corp. 6.250% due 04/15/12	20	21
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	54
Archstone-Smith Operating Trust 5.000% due 08/15/07	10	10
3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	51
AT&T Wireless 8.125% due 05/01/12	75	83
Atlantic Richfield Co. 5.900% due 04/15/09	100	101
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	86
Bank of America Corp. 7.400% due 01/15/11	225	241
4.750% due 08/01/15	350	324
Bank of New York Co., Inc. (The) Series MTNE 3.900% due 09/01/07	25	25
6.375% due 04/01/12	30	31
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	120	128
Bank One Corp. 4.125% due 09/01/07	175	172
5.900% due 11/15/11	35	35

	Principal Amount ($) or Shares	Market Value $
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	57
Bear Stearns Cos., Inc. (The) 4.000% due 01/31/08	100	98
5.300% due 10/30/15	50	47
Belo Corp. 7.125% due 06/01/07	30	30
Berkshire Hathaway Finance Corp. 4.200% due 12/15/10	200	189
4.850% due 01/15/15	50	47
Black & Decker Corp. 7.125% due 06/01/11	30	31
Boeing Capital Corp. 6.500% due 02/15/12	150	155
Boston Properties, LP 6.250% due 01/15/13	30	30
Boston Scientific Corp. 6.250% due 11/15/15	30	29
Bristol-Myers Squibb Co. 5.750% due 10/01/11	120	120
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	48
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	35	36
Capital One Bank Series BKNT 4.875% due 05/15/08	50	49
Carolina Power & Light Co. 5.250% due 12/15/15	70	66
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	183
Cendant Corp. 6.250% due 03/15/10	100	102
7.375% due 01/15/13	20	22
CenterPoint Energy Resources Corp. 7.750% due 02/15/11	100	108
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	50	52
Centex Corp. 5.250% due 06/15/15	100	91
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	27
Cincinnati Gas & Electric 5.700% due 09/15/12	20	20
CIT Group, Inc. 5.750% due 09/25/07	100	100
4.250% due 02/01/10	100	95
7.750% due 04/02/12	125	137

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Citigroup, Inc. 4.125% due 02/22/10	300	286
4.625% due 08/03/10	200	193
4.700% due 05/29/15	300	276
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	98
Coca-Cola Co. (The) 5.750% due 03/15/11	35	35
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	41
Comcast Cable Communications 6.200% due 11/15/08	100	101
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	125	139
Comcast Corp. 6.500% due 01/15/15	50	51
5.900% due 03/15/16	105	101
ConAgra Foods, Inc. 6.750% due 09/15/11	100	104
ConocoPhillips 4.750% due 10/15/12	125	119
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	76
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	81
Consumers Energy Co. 5.150% due 02/15/17	100	91
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	36
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	150	139
COX Communications, Inc. 7.750% due 11/01/10	100	106
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	246
4.875% due 01/15/15	200	185
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	71
CSX Corp. 6.750% due 03/15/11	100	104
Cytec Industries, Inc. 5.500% due 10/01/10	25	24
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	200	192
7.750% due 01/18/11	14	15

	Principal Amount ($) or Shares	Market Value $
Deluxe Corp. 5.000% due 12/15/12	25	21
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	24
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	29
Series B 6.250% due 06/30/12	70	71
Dover Corp. 4.875% due 10/15/15	25	23
Dow Chemical Co. (The) 5.750% due 12/15/08	100	101
DR Horton, Inc. 6.000% due 04/15/11	50	49
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 6.250% due 01/15/12	75	76
5.625% due 11/30/12	75	75
Duke Energy Field Services LLC 6.875% due 02/01/11	40	42
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	39
6.875% due 10/15/09	115	120
Electronic Data Systems Corp. 7.125% due 10/15/09	60	62
Eli Lilly & Co. 6.000% due 03/15/12	100	101
Energy East Corp. 6.750% due 06/15/12	55	57
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	94
EOP Operating, LP 7.750% due 11/15/07	125	129
ERP Operating, LP 6.625% due 03/15/12	40	42
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	95	99
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	65
First Data Corp. 5.625% due 11/01/11	50	50
Firstar Bank NA 7.125% due 12/01/09	200	209

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	226
Florida Power & Light Co. 4.850% due 02/01/13	175	167
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 4.125% due 06/15/08	100	97
Genentech, Inc. 4.750% due 07/15/15	100	92
General Dynamics Corp. 4.250% due 05/15/13	40	37
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	254
4.625% due 09/15/09	125	122
5.875% due 02/15/12	250	253
6.000% due 06/15/12	450	457
General Mills, Inc. 6.000% due 02/15/12	96	97
Genworth Financial, Inc. 4.950% due 10/01/15	50	46
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	60
Golden West Financial Corp. 4.750% due 10/01/12	40	38
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	51
Goldman Sachs Group, LP 5.000% due 10/01/14	800	747
Goodrich Corp. 7.625% due 12/15/12	30	33
Harrah's Operating Co., Inc. 7.125% due 06/01/07	5	5
7.500% due 01/15/09	150	156
Harris Corp. 5.000% due 10/01/15	50	46
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	35	35
Health Care REIT, Inc. 6.200% due 06/01/16	25	24
Hershey Co. (The) 4.850% due 08/15/15	50	47
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.625% due 07/15/11	70	72
Home Depot, Inc. 3.750% due 09/15/09	50	47

	Principal Amount ($) or Shares	Market Value $
Honeywell International, Inc. 7.500% due 03/01/10	50	53
Hospitality Properties Trust 5.125% due 02/15/15	100	92
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	332
HSBC Finance Corp. 6.400% due 06/17/08	175	178
4.750% due 04/15/10	100	97
8.000% due 07/15/10	150	162
International Business Machines Corp. 5.375% due 02/01/09	150	150
International Lease Finance Corp. 4.350% due 09/15/08	35	34
6.375% due 03/15/09	50	51
5.125% due 11/01/10	200	195
International Paper Co. 6.750% due 09/01/11	105	109
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	53
5.100% due 01/15/13	150	144
Johnson & Johnson 3.800% due 05/15/13	30	27
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	76
JPMorgan Chase & Co. 7.875% due 06/15/10	150	162
6.750% due 02/01/11	175	183
Kellogg Co. 2.875% due 06/01/08	50	47
Key Bank NA Series BKNT 7.000% due 02/01/11	100	105
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	24
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	104
Kinder Morgan, Inc. 6.500% due 09/01/12	80	77
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 5.250% due 06/01/07	100	100
4.125% due 11/12/09	75	71
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	98
4.500% due 07/26/10	100	96

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Lennar Corp. 7.625% due 03/01/09	55	57
Lincoln National Corp. 5.250% due 06/15/07	35	35
Lowe's Cos., Inc. 8.250% due 06/01/10	30	33
Lubrizol Corp. 5.875% due 12/01/08	50	50
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	49
5.250% due 09/04/12	45	44
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 5.375% due 06/01/07	75	75
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	95	94
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
Mellon Funding Corp. 6.375% due 02/15/10	50	51
Merck & Co., Inc. 4.375% due 02/15/13	75	69
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	400	391
MetLife, Inc. 5.375% due 12/15/12	75	73
MGIC Investment Corp. 5.375% due 11/01/15	25	23
Monsanto Co. 4.000% due 05/15/08	30	29
7.375% due 08/15/12	10	11
Morgan Stanley 4.000% due 01/15/10	150	141
5.300% due 03/01/13	150	146
National City Bank 4.625% due 05/01/13	135	126
National Fuel Gas Co. 5.250% due 03/01/13	20	19
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	201
Nationwide Financial Services 5.900% due 07/01/12	41	41
News America Holdings, Inc. 9.250% due 02/01/13	10	12
News America, Inc. 6.625% due 01/09/08	50	51

	Principal Amount ($) or Shares	Market Value $
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	78
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Occidental Petroleum Corp. 7.375% due 11/15/08	50	52
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	98
Pacific Gas & Electric Co. 3.600% due 03/01/09	150	142
Pacificorp 6.900% due 11/15/11	40	42
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	104
8.000% due 11/15/11	95	101
Pepco Holdings, Inc. 6.450% due 08/15/12	25	25
Pfizer, Inc. 3.300% due 03/02/09	75	71
PHH Corp. 7.125% due 03/01/13	50	50
Pitney Bowes, Inc. 4.625% due 10/01/12	45	42
PNC Funding Corp. 7.500% due 11/01/09	50	53
Popular North America, Inc. 4.700% due 06/30/09	75	73
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	48
Praxair, Inc. 6.375% due 04/01/12	50	51
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	24
Procter & Gamble Co. 4.750% due 06/15/07	150	149
Progress Energy, Inc. 5.850% due 10/30/08	100	100
ProLogis 5.500% due 03/01/13	50	49
Protective Life Secured Trust 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	94
PSEG Power LLC 5.500% due 12/01/15	100	94

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PSI Energy, Inc. 7.850% due 10/15/07	60	62
Public Service Co. of Colorado 7.875% due 10/01/12	90	100
Public Service Electric & Gas 5.000% due 08/15/14	50	47
Pulte Homes, Inc. 7.875% due 08/01/11	40	42
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	62
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	65	64
6.500% due 04/17/13	75	73
Sara Lee Corp. 6.250% due 09/15/11	60	60
SBC Communications, Inc. 4.125% due 09/15/09	100	95
Sempra Energy 7.950% due 03/01/10	55	59
Simon Property Group, LP 6.375% due 11/15/07	120	121
7.125% due 02/09/09	20	21
SLM Corp. Series MTNA 4.500% due 07/26/10	100	96
5.000% due 10/01/13	100	94
Southern California Edison Co. 5.000% due 01/15/14	30	28
Sprint Capital Corp. 6.375% due 05/01/09	90	92
8.375% due 03/15/12	250	279
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	103
Swiss Bank Corp. New York 7.000% due 10/15/15	50	54
Tampa Electric Co. 6.375% due 08/15/12	90	92
Target Corp. 7.500% due 08/15/10	150	161
Textron Financial Corp. 5.875% due 06/01/07	40	40
6.000% due 11/20/09	50	51
Thermo Electron Corp. 5.000% due 06/01/15	25	23
Time Warner, Inc. 6.875% due 05/01/12	200	207
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	100

	Principal Amount ($) or Shares	Market Value $
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	25
Unilever Capital Corp. 7.125% due 11/01/10	75	79
Union Pacific Corp. 5.750% due 10/15/07	200	200
Union Planters Bank NA 5.125% due 06/15/07	50	50
United Technologies Corp. 6.100% due 05/15/12	90	92
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	120
US Bancorp Series MTNN 5.100% due 07/15/07	20	20
Series MTNP 4.500% due 07/29/10	75	72
UST, Inc. 6.625% due 07/15/12	50	51
USX Corp. 6.850% due 03/01/08	20	20
Valero Energy Corp. 6.875% due 04/15/12	100	104
Verizon Global Funding Corp. Series * 6.125% due 06/15/07	100	101
4.375% due 06/01/13	300	272
4.900% due 09/15/15	100	90
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	47
Vornado Realty, LP 5.625% due 06/15/07	20	20
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	188
Wachovia Corp. 6.400% due 04/01/08	20	20
5.625% due 12/15/08	35	35
4.875% due 02/15/14	150	141
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	208
4.750% due 08/15/10	110	107
Washington Mutual, Inc. 8.250% due 04/01/10	30	32
5.125% due 01/15/15	100	93
Waste Management, Inc. 7.375% due 08/01/10	125	132
WellPoint Health Networks 6.375% due 01/15/12	30	31

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
WellPoint, Inc. 6.800% due 08/01/12	50	53
Wells Fargo Bank NA 6.450% due 02/01/11	485	501
Weyerhaeuser Co. 6.750% due 03/15/12	50	51
Wisconsin Energy Corp. 6.500% due 04/01/11	59	61
Wyeth 6.950% due 03/15/11	150	158
XTO Energy, Inc. 5.000% due 01/31/15	200	185
Yum! Brands, Inc. 6.250% due 04/15/16	50	50
Zions Bancorporation 5.500% due 11/16/15	50	48
		24,573
International Debt - 10.0%
Alcan, Inc. 4.875% due 09/15/12	10	9
4.500% due 05/15/13	50	46
America Movil SA de CV 4.125% due 03/01/09	150	143
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	52
ARMS II (Ê) Series 2004-G3 Class A1A 5.233% due 01/10/35	1,388	1,392
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	98
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
Canada Government International Bond 5.250% due 11/05/08	75	75
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	49
Canadian National Railway Co. 4.400% due 03/15/13	50	46
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	54
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	24
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	98
Chile Government International Bond 5.625% due 07/23/07	50	50

	Principal Amount ($) or Shares	Market Value $
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	73
8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	71
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	105
Egypt Government AID Bonds 4.450% due 09/15/15	500	477
Eksportfinans A/S 4.750% due 12/15/08	75	74
EnCana Corp. 6.300% due 11/01/11	50	51
European Investment Bank Series GLOB 3.125% due 10/15/07	250	243
3.000% due 06/16/08	200	191
4.625% due 05/15/14	350	333
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	81
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	95
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	21
HSBC Holdings PLC 7.500% due 07/15/09	150	158
Hydro Quebec Series IF 8.000% due 02/01/13	85	96
Inter-American Development Bank 12.250% due 12/15/08	125	145
4.375% due 09/20/12	320	304
International Finance Corp. 3.750% due 06/30/09	20	19
Israel Government International Bond 4.625% due 06/15/13	100	93
Italy Government International Bond Series DTC 5.625% due 06/15/12	275	276
4.500% due 01/21/15	300	278
Korea Development Bank 4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	97
Kreditanstalt fuer Wiederaufbau 4.375% due 07/21/15	200	184

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	146
3.875% due 03/15/10	25	24
4.125% due 07/15/08	125	122
Malaysia Government International Bond 7.500% due 07/15/11	110	118
Mexico Government International Bond 4.625% due 10/08/08	50	49
9.875% due 02/01/10	190	215
Series MTNA 5.875% due 01/15/14	100	97
MTR Corp. 7.500% due 02/04/09	60	63
National Australia Bank, Ltd. 6.600% due 12/10/07	36	37
Nordic Investment Bank 3.875% due 06/15/10	100	95
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	50	47
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	71
Petrobras International Finance Co. 9.750% due 07/06/11	100	113
Poland Government International Bond 6.250% due 07/03/12	50	52
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of New Brunswick Canada 3.500% due 10/23/07	50	49
Province of Ontario 3.625% due 10/21/09	300	283
5.125% due 07/17/12	50	49
Province of Quebec Canada 5.750% due 02/15/09	100	101
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	28
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	189
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	64
South Africa Government International Bond 7.375% due 04/25/12	115	122
Stora Enso OYJ 7.375% due 05/15/11	5	5
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	97

	Principal Amount ($) or Shares	Market Value $
Telecom Italia Capital SA 4.000% due 01/15/10	100	94
4.950% due 09/30/14	150	136
Telefonos de Mexico SA de CV 4.750% due 01/27/10	75	72
TELUS Corp. 7.500% due 06/01/07	100	102
8.000% due 06/01/11	25	27
Thomson Corp. (The) 6.200% due 01/05/12	100	101
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	45
Tyco International Group SA 6.000% due 11/15/13	150	148
XL Capital Europe PLC 6.500% due 01/15/12	26	26
		8,737
Mortgage-Backed Securities - 20.3%
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.394% due 03/25/35	422	408
Series 2005-I Class 2A2 4.882% due 10/25/35	956	952
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	340
Series 2002-TOP Class X2 (l) Interest Only STRIP 0.571% due 10/15/36	4,045	68
Series 2002-TOP Class A2 6.460% due 10/15/36	315	326
Series 2004-T14 Class A4 5.200% due 01/12/41	750	721
Series 2004-PWR Class A5 4.978% due 07/11/42	500	471
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 5.201% due 02/25/35	352	352
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	687	708
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.361% due 04/25/36	962	966
Fannie Mae (Ê) 4.828% due 2035	986	965
5.003% due 2036	994	979
5.505% due 2036	999	997

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	323
Freddie Mac 5.875% due 2011	500	506
5.161% due 2035 (Ê)	917	906
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	1,000	1,011
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	517
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.181% due 05/25/46	1,000	1,000
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	18	18
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-FL1 Class A1 (l) 5.251% due 04/16/19	315	315
Series 2001-CIB Class A3 6.260% due 03/15/33	300	308
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	684
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	708
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	1,000	1,002
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	20
Wachovia Bank Commercial Mortgage Trust Series 2004-C11 Class A2 4.260% due 01/15/41	400	386
Series 2004-C10 Class A4 4.748% due 02/15/41	500	467
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.549% due 03/25/35	412	401
Series 2006-AR5 Class 2A2 5.552% due 04/25/36	981	971
		17,796

	Principal Amount ($) or Shares	Market Value $
United States Government Agencies - 14.2%
Fannie Mae 4.250% due 07/15/07	750	741
2.500% due 06/15/08	500	473
4.400% due 07/28/08	1,000	981
4.375% due 03/15/13	500	471
Federal Home Loan Bank System 4.000% due 06/13/07	1,200	1,183
4.150% due 07/05/07	800	790
4.500% due 08/23/07	500	495
4.000% due 12/14/07	500	490
3.875% due 08/22/08	500	485
4.250% due 11/02/10	500	478
Freddie Mac 4.050% due 06/28/07	500	493
3.500% due 09/15/07	1,000	978
3.250% due 11/02/07	1,000	970
2.750% due 03/15/08	1,000	956
4.250% due 06/23/08	500	490
4.375% due 03/01/10	300	290
4.125% due 07/12/10	700	668
4.750% due 12/08/10	500	487
5.000% due 07/15/14	500	487
		12,406
United States Government Treasuries - 10.8%
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/26	3,021	2,795
United States Treasury Notes 4.750% due 03/31/11	6,729	6,644
		9,439
Total Long-Term Investments (cost $93,859)		92,131
	Notional Amount $
Options Purchased - 0.1%
(Number of Contracts)
Eurodollar Midcurve 1 Year Futures Jun 2006 94.63 Put (480)	113,550	84
Total Options Purchased (cost $50)		84

Intermediate Fund

SSgA
Intermediate Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.2%
Fannie Mae 2.375% due 02/15/07	1,000	979
Federated Investors Prime Cash Obligations Fund	734,218	734
Jupiter Securitization Corp. (ç)(ÿ) 4.950% due 06/02/06	500	500
5.030% due 06/26/06	1,000	996
Nieuw Amsterdam Receivables (ç)(ÿ) 5.030% due 06/12/06	1,000	998
United States Treasury Bills (ç)(ÿ)(§) 4.642% due 06/22/06	190	190
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	1,047	1,056
Total Short-Term Investments (cost $5,465)		5,453
Total Investments - 111.6% (identified cost $99,374)		97,668
Other Assets and Liabilities, Net - (11.6%)		(10,165)
Net Assets - 100.0%		87,503

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures (CME) expiration date 09/07 (38)	8,991	(6)
US Treasury Notes 2 Year Notes expiration date 09/06 (83)	16,867	(25)
US Treasury Notes 5 Year Notes expiration date 09/06 (97)	10,050	(41)
US Treasury Notes 10 Year Notes expiration date 09/06 (70)	7,345	(12)
Short Positions
United States Treasury Bonds expiration date 09/06 (74)	7,860	58
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(26)
Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 10 Year Futures Aug 2006 108.00 Call (31)	3,348	(4)
Aug 2006 103.00 Put (31)	3,193	(8)
Total Liability for Options Written (premiums received $12)		(12)

See accompanying notes which are an integral part of the schedules of investments.

Intermediate Fund

SSgA
High Yield Bond Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 90.7%
Corporate Bonds and Notes - 77.7%
Activant Solutions, Inc. (l) 9.500% due 05/01/16	90	88
Advanced Micro Devices, Inc. 7.750% due 11/01/12	430	444
Advanstar Communications, Inc. 10.750% due 08/15/10	500	540
AES Ironwood LLC 8.857% due 11/30/25	502	553
Ahern Rentals, Inc. 9.250% due 08/15/13	550	565
Allegheny Energy Supply (l) 8.250% due 04/15/12	450	483
Allied Waste North America Series B 9.250% due 09/01/12	208	222
7.875% due 04/15/13	250	254
7.250% due 03/15/15	85	83
American Airlines, Inc. 7.379% due 05/23/16	316	289
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	440	448
Ameripath, Inc. 10.500% due 04/01/13	310	331
Ashton Woods USA LLC Series WI 9.500% due 10/01/15	320	295
Block Communications, Inc. (l) 8.250% due 12/15/15	440	433
Carriage Services, Inc. 7.875% due 01/15/15	325	327
Cenveo Corp. 7.875% due 12/01/13	700	675
Chaparral Energy, Inc. (l) 8.500% due 12/01/15	230	233
Chaparral Steel Co. 10.000% due 07/15/13	400	445
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	159
CMS Energy Corp. 6.300% due 02/01/12	275	263
CSC Holdings, Inc. Series B 7.625% due 04/01/11	635	638
DaVita, Inc. 7.250% due 03/15/15	625	609
Denbury Resources, Inc. 7.500% due 12/15/15	215	218

	Principal Amount ($) or Shares	Market Value $
Dex Media, Inc. 8.000% due 11/15/13	605	613
Dow Jones CDX North America High Yield Index (l) 8.750% due 12/29/10	4	4
DR Horton, Inc. 8.500% due 04/15/12	355	376
Dresser-Rand Group, Inc. 7.375% due 11/01/14	501	504
DRS Technologies, Inc. 7.625% due 02/01/18	565	571
Echostar DBS Corp. 6.375% due 10/01/11	705	677
Edison Mission Energy (l) 7.750% due 06/15/16	175	173
El Paso Production Holding Co. 7.750% due 06/01/13	655	668
Ford Motor Co. 7.250% due 10/01/08	100	92
6.500% due 08/01/18	185	128
7.450% due 07/16/31	195	141
Ford Motor Credit Co. 6.625% due 06/16/08	850	805
7.375% due 10/28/09	495	456
Foundation PA Coal Co. 7.250% due 08/01/14	480	482
General Motors Acceptance Corp. 6.125% due 01/22/08	730	707
5.125% due 05/09/08	125	118
5.625% due 05/15/09	625	588
6.750% due 12/01/14	265	241
8.000% due 11/01/31	320	301
General Motors Corp. 7.200% due 01/15/11	160	134
8.250% due 07/15/23	160	120
8.375% due 07/15/33	300	228
Genesis HealthCare Corp. 8.000% due 10/15/13	410	433
Giant Industries, Inc. 8.000% due 05/15/14	320	324
Goodman Global Holding Co., Inc. (Ê) Series B 7.491% due 06/15/12	155	157
7.875% due 12/15/12	450	441
Graham Packaging Co., Inc. 9.875% due 10/15/14	380	388
Graphic Packaging International Corp. 9.500% due 08/15/13	440	442
GSC Holdings Corp. (l) 8.000% due 10/01/12	650	647
Hanover Compressor Co. 8.625% due 12/15/10	90	93
9.000% due 06/01/14	325	345

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	43
HCA, Inc. 6.375% due 01/15/15	330	313
7.500% due 11/06/33	160	149
Hertz Corp. (l) 8.875% due 01/01/14	305	317
Hornbeck Offshore Services, Inc. Series B 6.125% due 12/01/14	505	471
Huntsman International LLC Series * 10.125% due 07/01/09	200	204
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	615	524
iPCS, Inc. 11.500% due 05/01/12	260	296
Knowledge Learning Corp., Inc. (l) 7.750% due 02/01/15	305	289
L-3 Communications Corp. 7.625% due 06/15/12	40	41
Mac-Gray Corp. 7.625% due 08/15/15	505	515
MGM Mirage 6.750% due 09/01/12	1,000	982
Midwest Generation LLC 8.560% due 01/02/16	254	272
Mirant North America LLC (l) 7.375% due 12/31/13	760	750
Neiman-Marcus Group, Inc. (l) 9.000% due 10/15/15	575	599
Nexstar Finance, Inc. 7.000% due 01/15/14	370	345
Norcraft Cos., LP 9.000% due 11/01/11	550	572
Northwest Airlines, Inc. (Ø) Series 1A-1 6.841% due 04/01/11	475	477
7.041% due 04/01/22	35	35
NRG Energy, Inc. 7.375% due 02/01/16	915	916
O'Charleys, Inc. 9.000% due 11/01/13	235	240
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	260	263
Owens-Illinois, Inc. 7.500% due 05/15/10	235	234
Panolam Industries International, Inc. (l) 10.750% due 10/01/13	290	286
Paxson Communications Corp. (Ê)(l) 11.318% due 01/15/13	370	374

	Principal Amount ($) or Shares	Market Value $
Primedia, Inc. 8.875% due 05/15/11	375	359
8.000% due 05/15/13	150	135
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	352
Qwest Communications International, Inc. Series * 7.250% due 02/15/11	425	421
Series B 7.500% due 02/15/14	595	589
Qwest Corp. 7.875% due 09/01/11	125	129
Reliant Energy, Inc. 9.250% due 07/15/10	470	474
RH Donnelley Corp. (l) Series 144a 6.875% due 01/15/13	420	385
Rockwood Specialties Group, Inc. Series WI 7.500% due 11/15/14	500	498
Roseton/Danskammer Series B 7.670% due 11/08/16	475	486
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	460	478
Six Flags, Inc. 8.875% due 02/01/10	490	488
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/11	750	769
Stater Brothers Holdings 8.125% due 06/15/12	320	318
Stewart Enterprises, Inc. (l) 7.250% due 02/15/13	625	584
Sungard Data Systems, Inc. (l) 9.125% due 08/15/13	375	393
Syniverse Technologies, Inc. Series B 7.750% due 08/15/13	525	524
Tenet Healthcare Corp. 9.875% due 07/01/14	140	142
9.500% due 02/01/15 (l)	295	297
Tenneco Automotive, Inc. 8.625% due 11/15/14	410	412
TransDigm, Inc. 8.375% due 07/15/11	485	515
Tronox Worldwide LLC/Tronox Finance Corp. (l) 9.500% due 12/01/12	610	633
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	575	564

High Yield Bond Fund

SSgA
High Yield Bond Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TRW Automotive, Inc. 9.375% due 02/15/13	478	515
UGS Corp. 10.000% due 06/01/12	525	570
United Airlines, Inc. 6.071% due 03/01/13	387	385
US Oncology, Inc. 9.000% due 08/15/12	555	581
Vanguard Health Holding Co. I LLC (Step Up, 11.250%, 10/01/09) Zero coupon due 10/01/15	380	279
VWR International, Inc. 6.875% due 04/15/12	350	343
Warner Chilcott Corp. 9.250% due 02/01/15	605	603
Waterford Gaming LLC (l) 8.625% due 09/15/12	498	528
Whiting Petroleum Corp. 7.000% due 02/01/14	400	386
Williams Cos., Inc. 8.125% due 03/15/12	240	254
8.750% due 03/15/32	200	224
Williams Scotsman, Inc. 8.500% due 10/01/15	450	453
Wynn Las Vegas LLC 6.625% due 12/01/14	550	522
		45,087
International Debt - 13.0%
Abitibi-Consolidated Co. of Canada 8.375% due 04/01/15	280	267
Angiotech Pharmaceuticals, Inc. (l) 7.750% due 04/01/14	400	399
Avago Technologies (l) 10.125% due 12/01/13	490	526
Basell AF SCA (l) 8.375% due 08/15/15	360	356
Baytex Energy, Ltd. 9.625% due 07/15/10	875	923
Bowater Canada Finance 7.950% due 11/15/11	625	609
Compton Petroleum Finance Corp. 7.625% due 12/01/13	430	419
Flextronics International, Ltd. 6.250% due 11/15/14	500	475
Hudson Bay Mining & Smelting Co., Ltd. 9.625% due 01/15/12	280	308

	Principal Amount ($) or Shares	Market Value $
Ineos Group Holdings PLC (l) 8.500% due 02/15/16	770	720
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	270	271
JSG Funding PLC 9.625% due 10/01/12	650	678
Nordic Telephone Co. Holdings ApS (l) 8.875% due 05/01/16	95	98
Novelis, Inc. (l) 7.250% due 02/15/15	700	668
Rhodia SA 8.875% due 06/01/11	325	328
Rogers Cable, Inc. 6.750% due 03/15/15	235	229
Sensata Technologies BV (l) 8.000% due 05/01/14	285	281
		7,555
Total Long-Term Investments (cost $52,873)		52,642
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants	400	4
Total Warrants & Rights (cost $81)		4
Short-Term Investments - 7.1%
American Beacon Money Market Fund	1,326,815	1,327
Federated Investors Prime Cash Obligations Fund	2,817,005	2,817
Total Short-Term Investments (cost $4,144)		4,144
Total Investments - 97.8% (identified cost $57,098)		56,790
Other Assets and Liabilities, Net - 2.2%		1,287
Net Assets - 100.0%		58,077

See accompanying notes which are an integral part of the schedules of investments.

High Yield Bond Fund

SSgA

Fixed Income Funds

Notes to Schedules of Investments — May 31, 2006 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments

SSgA

Fixed Income Funds

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2006. This Quarterly Report reports on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Bond Market Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of May 31, 2006, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Federal Income Taxes

As of May 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$179,665,024	$383,304,300	$99,404,920	$57,186,131
Gross Tax Unrealized Appreciation	868,580	1,325,882	304,814	729,230
Gross Tax Unrealized Depreciation	(62,404)	(9,578,432)	(2,042,202)	(1,125,047)
Net Tax Unrealized Appreciation (Depreciation)	$806,176	$(8,252,550)	$(1,737,388)	$(395,817)

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the period ended May 31, 2006 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at February 28, 2006	588	$93,277	189	$29,982
Written	1,766	188,415	401	41,197
Closed	(1,160)	(154,195)	(373)	(49,578)
Expired	(482)	(28,686)	(155)	(9,209)
Outstanding at May 31, 2006	712	$98,811	62	$12,392

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of May 31, 2006, there were no outstanding securities on loan and no securities lending income earned during the year.

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Prime Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2006, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund. Other affiliated Funds not presented herein invested $113,117,723 in the SSgA Prime Money Market Fund.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of May 31, 2006, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of May 31, 2006:

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 7.6%
Camber, PLC	05/25/06	770,000	100.00	770	770
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	135,519,635	1.18	1,604	1,900
GE Business Loan Trust	06/03/04	2,470,250	100.00	2,470	2,468
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	786,661	100.00	787	787
MMCA Wholesale Master Owner Trust	07/29/05	4,800,000	100.03	4,801	4,803
Montauk Point CDO, Ltd.	05/09/06	1,460,000	100.00	1,460	1,460
Morgan Stanley Capital I	09/17/03	40,684,972	2.95	1,201	1,281
					13,469
Bond Market Fund - 0.4%
AXA Equitable Life Insurance Co.	10/17/96	115,000	104.33	120	128
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	629,328	100.00	629	629
Southern Copper Corp.	05/05/06	230,000	97.30	224	220
Viacom, Inc.	04/05/06	200,000	99.42	199	197
					1,174
Intermediate Fund - 0.4%
Bear Stearns Commercial Mortgage Securities	08/02/03	4,045,412	1.69	68	68
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	314,664	100.00	315	315
					383
High Yield Bond Fund - 18.4%
Activant Solutions, Inc.	04/27/06	90,000	100.00	90	88
Allegheny Energy Supply	03/10/03	450,000	91.17	410	483
Angiotech Pharmaceuticals, Inc.	03/16/06	400,000	100.00	400	399
Avago Technologies	03/08/06	490,000	106.73	523	526
Basell AF SCA	01/04/06	360,000	100.49	362	356
Block Communications, Inc.	12/13/05	440,000	99.01	436	433
Chaparral Energy, Inc.	11/22/05	230,000	100.28	231	233
Charter Communications Operating LLC	05/18/05	160,000	97.34	156	159

Notes to Quarterly Report

SSgA
Fixed Income Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Dow Jones CDX North Ameria High Yield Index	01/27/06	3,882	101.59	4	4
Edison Mission Energy	05/19/06	175,000	100.00	175	173
GSC Holdings Corp.	09/21/05	650,000	99.15	644	647
Hertz Corp.	12/15/05	305,000	101.06	308	317
Ineos Group Holdings PLC	03/09/06	770,000	95.12	732	720
Knowledge Learning Corp., Inc.	01/28/05	305,000	100.00	305	289
Mirant North America LLC	12/20/05	760,000	101.00	768	750
Neiman-Marcus Group, Inc.	09/28/05	575,000	101.69	585	599
Nordic Telephone Co. Holdings ApS	04/26/06	95,000	100.00	95	98
Novelis, Inc.	01/28/05	700,000	95.51	669	668
Panolam Industries International, Inc.	09/16/05	290,000	99.24	288	286
Paxson Communications Corp.	05/05/06	370,000	101.37	375	374
RH Donnelley Corp.	01/13/06	420,000	91.32	383	385
Sensata Technologies BV	04/21/06	285,000	100.98	288	281
Stewart Enterprises, Inc.	02/02/05	625,000	99.37	621	584
Sungard Data Systems, Inc.	07/27/05	375,000	102.52	384	393
Tenet Healthcare Corp.	01/25/05	295,000	98.54	291	297
Tronox Worldwide LLC/Tronox Finance Corp.	12/21/05	610,000	103.66	632	633
Waterford Gaming LLC	06/06/03	498,000	100.00	498	528
					10,703

Notes to Quarterly Report

SSgA

Fixed Income Funds

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

FIQR-05/06

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Growth Opportunities Fund

Quarterly Report

May 31, 2006

SSgA Funds

International Equity Funds

Quarterly Report

May 31, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Emerging Markets Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 88.6%
Argentina - 0.2%
Banco Macro Bansud SA - ADR	193,400	4,216
Bermuda - 0.3%
Credicorp, Ltd.	92,369	2,420
Kingway Brewery Holdings, Ltd.	4,366,000	1,907
Nine Dragons Paper Holdings, Ltd. (Æ)	47,000	39
		4,366
Brazil - 11.6%
All America Latina Logistica SA	67,796	4,324
American Banknote SA (Æ)	233,526	1,475
Aracruz Celulose SA - ADR	73,945	3,782
Banco Bradesco SA - ADR (Ñ)	241,027	7,363
Cia de Bebidas das Americas - ADR	171,082	6,451
Cia Vale do Rio Doce - ADR (Æ)	811,051	31,639
Cosan SA Industria e Comercio (Æ)	82,948	5,147
CSU Cardsystem SA (Æ)	354,600	2,285
Cyrela Brazil Realty SA	261,000	3,499
Diagnosticos da America SA (Æ)	260,526	5,182
EDP - Energias do Brasil SA	268,600	3,252
Equatorial Energia SA (Æ)	509,981	3,145
Gafisa SA (Æ)	201,100	2,003
Gerdau SA - ADR (Ñ)	394,693	5,644
Localiza Rent A Car	392,739	6,454
Lojas Renner SA	160,206	8,175
Lupatech SA (Æ)	118,721	1,155
Petroleo Brasileiro SA - ADR	916,515	71,537
Porto Seguro SA	298,961	4,719
Rossi Residencial SA	246,472	2,025
Submarino SA	139,075	2,825
Tam SA - ADR (Æ)(Ñ)	239,900	5,388
Tele Norte Leste Participacoes SA	321,113	8,887
Tractebel Energia SA	460,400	3,405
Vivax SA (Æ)	239,200	3,000
		202,761
Cayman Islands - 0.7%
China Mengniu Dairy Co., Ltd. (Ñ)	2,962,000	3,553
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	32,000	902
Tencent Holdings, Ltd.	2,238,000	4,838
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	2,418
		11,711
China - 5.2%
Aluminum Corp. of China, Ltd. Class H (Ñ)	1,806,000	1,453
Angang New Steel Co., Ltd. Class H (Ñ)	3,016,000	2,628
Anhui Expressway Co. Class H	1,052,000	779

	Principal Amount ($) or Shares	Market Value $
Bank of China, Ltd. (Æ)	10,756,000	4,090
Beijing Capital Land, Ltd. Class H	2,336,000	765
China Construction Bank Class H (Ñ)(l)	20,984,000	9,098
China Life Insurance Co., Ltd. Class H (Ñ)	3,918,000	5,853
China Petroleum & Chemical Corp. Class H	16,693,000	9,930
China Shenhua Energy Co., Ltd. Class H (Ñ)	1,876,300	3,216
China Shipping Development Co., Ltd. Class H	2,994,000	2,181
China Telecom Corp., Ltd. Class H	8,318,000	2,692
Dongfeng Motor Group Co., Ltd. Class H (Æ)	3,936,000	1,905
Guangzhou R&F Properties Co., Ltd. Class H	67,400	377
Harbin Power Equipment Class H (Ñ)	4,544,000	4,973
Jiangsu Express Class H	2,046,000	1,183
Jiangxi Copper Co., Ltd. Class H (Ñ)	1,804,000	1,697
PetroChina Co., Ltd. Class H (Ñ)	18,826,000	20,371
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	2,908,000	8,044
Shanghai Prime Machinery Co., Ltd. Class H (Æ)	1,032,000	366
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,355
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	6,194,000	2,754
Zijin Mining Group Co., Ltd. Class H (Ñ)	3,892,000	2,092
ZTE Corp. Class H (Ñ)	531,500	1,802
		89,604
Columbia - 0.4%
BanColombia SA - ADR	250,000	6,750
Egypt - 0.7%
Elswedy Cables Holding Co. (Æ)	619,567	4,406
Orascom Construction Industries	137,915	4,682
Orascom Telecom Holding SAE	44,578	2,097
Orascom Telecom Holding SAE - GDR (l)	34,800	1,601
		12,786
Hong Kong - 2.7%
Beijing Enterprises Holdings, Ltd. (Ñ)	732,000	1,226
China Merchants Holdings International Co., Ltd. (Ñ)	460,000	1,365
China Mobile, Ltd.	4,806,700	24,899
China Netcom Group Corp. Hong Kong, Ltd. (Ñ)	1,062,000	1,738
China Overseas Land & Investment, Ltd.	7,070,000	4,124
China Resources Power Holdings Co.	1,270,000	946

Emerging Markets Fund

3

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Citic Pacific, Ltd.	553,000	1,649
CNOOC, Ltd. (Ñ)	11,409,500	8,758
Guangdong Investment, Ltd.	4,436,000	1,622
		46,327
Hungary - 0.6%
Egis Nyrt.	9,257	1,245
Gedeon Richter Rt.	6,813	1,341
Mol Magyar Olaj- es Gazipari Rt.	41,927	4,395
OTP Bank Rt.	122,949	4,117
		11,098
India - 1.0%
Bharat Heavy Electricals	25,670	1,058
Housing Development Finance Corp.	23,465	572
ICICI Bank, Ltd.	36,803	429
ICICI Bank, Ltd. - ADR	18,400	489
Infosys Technologies, Ltd.	39,233	2,472
Larsen & Toubro, Ltd.	21,001	1,053
Oil & Natural Gas Corp., Ltd.	30,642	740
Punj Lloyd, Ltd. (Æ)	68,749	1,319
Ranbaxy Laboratories, Ltd.	102,940	915
Reliance Capital Ventures, Ltd. (Æ)	88,200	48
Reliance Communication Ventures, Ltd. (Æ)	88,200	512
Reliance Energy Ventures, Ltd. (Æ)	88,200	65
Reliance Industries, Ltd.	88,200	1,818
Reliance Natural Resources, Ltd. (Æ)	88,200	50
Satyam Computer Services, Ltd. - ADR (Ñ)	17,719	570
Sun TV, Ltd. (Æ)	44,796	1,171
Suzlon Energy, Ltd.	118,863	2,521
Tata Consultancy Services, Ltd.	16,091	621
		16,423
Indonesia - 2.7%
Astra International Tbk PT	6,602,120	7,081
Bank Central Asia Tbk PT	11,654,500	5,200
Bank Mandiri Persero Tbk PT	13,924,000	2,574
Bank Rakyat Indonesia	14,666,500	6,290
Berlian Laju Tanker Tbk PT	14,152,000	2,817
Bumi Resources Tbk PT	26,389,500	2,372
Indonesian Satellite Corp. Tbk PT	5,373,500	2,939
Telekomunikasi Indonesia Tbk PT	21,810,000	16,759
		46,032
Ireland - 0.3%
Dragon Oil PLC (Æ)	1,242,227	4,552
Israel - 1.1%
Retalix, Ltd. (Æ)(Ñ)	23,700	549

	Principal Amount ($) or Shares	Market Value $
Teva Pharmaceutical Industries, Ltd. - ADR	510,735	18,596
		19,145
Luxembourg - 1.4%
Tenaris SA - ADR	503,500	18,574
Ternium SA - ADR (Æ)	260,345	6,092
		24,666
Mexico - 4.5%
America Movil SA de CV	4,571,600	7,408
America Movil SA de CV Series L - ADR	500,718	16,353
Cemex SA de CV (Æ)	991,234	5,639
Cemex SA de CV - ADR (Æ)	161,677	9,211
Controladora Comercial Mexicana SA de CV	2,016,600	3,157
Empresas ICA Sociedad Controladora SA de CV (Æ)	1,116,300	3,576
Fomento Economico Mexicano SA de CV	104,500	894
Fomento Economico Mexicano SA de CV - ADR	64,100	5,499
Grupo Famsa SA Class A (Æ)	1,801,900	3,892
Grupo Mexico SA de CV Series B	1,446,167	4,119
Grupo Televisa SA - ADR	391,940	7,208
Telefonos de Mexico SA de CV - ADR	178,356	3,530
Wal-Mart de Mexico SA de CV Series V	3,119,032	8,153
		78,639
Pakistan - 0.2%
National Bank of Pakistan	606,360	2,061
Pakistan State Oil Co., Ltd.	304,500	1,540
		3,601
Philippines - 0.2%
Philippine Long Distance Telephone Co. - ADR (Ñ)	74,900	2,821
Poland - 0.8%
Agora SA	102,307	1,255
Polski Koncern Naftowy Orlen	359,905	6,419
Powszechna Kasa Oszczednosci Bank Polski SA	359,152	4,090
Telekomunikacja Polska SA	422,847	2,669
		14,433
Russia - 9.3%
AFK Sistema - GDR	75,458	1,646
Comstar United Telesystems - GDR	609,266	3,627
Kalina	48,820	2,002

Emerging Markets Fund

4

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
LUKOIL - ADR (Ñ)	560,497	43,383
MMC Norilsk Nickel - ADR (Ñ)	99,415	11,999
NovaTek OAO - GDR (l)	24,928	823
NovaTek OAO - GDR	54,800	2,160
OAO Gazprom - ADR (Ñ)	1,193,445	50,960
Priargunsky Industrial Mining and Chemical Union (Æ)	3,437	1,653
Sberbank RF	4,922	8,026
Surgutneftegaz OJSC - ADR(Ñ)	208,884	16,081
Tatneft	1,907,083	8,517
Unified Energy System	6,099,232	3,749
Vimpel-Communications OAO - ADR (Æ)(Ñ)	85,747	3,589
Vismpo-Avisma Corp.	15,477	3,326
		161,541
South Africa - 9.4%
African Bank Investments, Ltd.	706,789	3,001
AngloGold Ashanti, Ltd.	158,716	7,347
Aspen Pharmacare Holdings, Ltd.	487,216	2,708
Aveng, Ltd.	832,080	2,720
Barloworld, Ltd.	221,076	3,752
Bidvest Group, Ltd.	334,781	4,973
Ellerine Holdings, Ltd.	267,576	3,264
FirstRand, Ltd.	3,027,084	7,976
Foschini, Ltd.	384,952	3,104
Gold Fields, Ltd.	546,398	11,958
Grindrod, Ltd.	1,732,978	3,078
Impala Platinum Holdings, Ltd.	86,649	14,785
Investec, Ltd.	65,356	3,339
JD Group, Ltd.	327,389	3,841
Kumba Resources, Ltd.	269,077	4,629
Mittal Steel South Africa, Ltd.	624,185	5,853
MTN Group, Ltd.	725,238	6,009
Naspers, Ltd. Class N	327,050	5,973
Nedbank Group, Ltd.	241,735	4,129
Reunert, Ltd.	366,320	3,539
Sanlam, Ltd.	1,960,341	4,465
Sasol, Ltd.	605,419	23,269
Shoprite Holdings, Ltd.	998,131	3,690
Standard Bank Group, Ltd.	910,638	10,563
Telkom SA, Ltd.	306,320	6,511
Tiger Brands, Ltd.	232,141	5,263
Truworths International, Ltd.	835,494	3,001
		162,740
South Korea - 18.5%
Cheil Industries, Inc.	101,700	3,575
CJ Home Shopping	25,736	2,250
Daegu Bank	131,550	2,134
Daelim Industrial Co.	77,180	5,588
Daesang Corp. (Æ)	67,280	1,048

	Principal Amount ($) or Shares	Market Value $
Dongbu Insurance Co., Ltd.	300,640	7,619
Dongkuk Steel Mill Co., Ltd.	85,850	1,494
Hana Financial Group, Inc.	158,815	7,171
Hanjin Heavy Industries & Construction Co., Ltd.	93,390	2,508
Hankook Tire Co., Ltd.	149,820	2,018
Hanwha Corp.	95,750	2,553
Humax Co., Ltd.	119,306	2,344
Hynix Semiconductor, Inc. (Æ)	107,100	3,566
Hyundai Department Store Co., Ltd.	64,804	5,541
Hyundai Development Co.	133,970	6,756
Hyundai Engineering & Construction Co., Ltd. (Æ)	65,530	3,205
Hyundai Mipo Dockyard	62,210	5,695
Hyundai Mobis	70,430	5,526
Hyundai Motor Co.	219,060	16,923
Hyundai Steel Co.	59,560	2,145
Industrial Bank of Korea	115,300	1,993
Kookmin Bank	359,409	29,089
Korea Electric Power Corp.	372,840	15,230
Korea Investment Holdings Co., Ltd.	146,140	4,883
Korea Kumho Petrochemical	76,780	2,283
Korea Zinc Co., Ltd.	17,120	1,518
Korean Air Lines Co., Ltd.	75,400	2,721
KT Corp. - ADR	120,862	2,665
KT Freetel Co., Ltd.	65,070	2,309
KT&G Corp.	155,690	9,053
LG International Corp.	67,210	1,624
LS Cable, Ltd.	68,050	2,317
NHN Corp. (Æ)	25,475	7,577
POSCO	84,721	21,952
Samsung Electronics Co., Ltd.	112,822	72,580
Samsung Engineering Co., Ltd.	41,570	1,963
Samsung Fire & Marine Insurance Co., Ltd.	29,221	4,089
Samsung Techwin Co., Ltd.	113,190	3,571
Shinhan Financial Group Co., Ltd.	355,450	16,226
SK Corp.	168,040	11,311
SK Telecom Co., Ltd.	52,752	12,448
Woori Finance Holdings Co., Ltd.	134,660	2,758
		319,819
Sri Lanka - 0.4%
Dialog Telekom, Ltd.	34,792,821	7,178
Taiwan - 8.3%
Asustek Computer, Inc.	1,482,014	3,489
AU Optronics Corp.	4,606,449	6,734
Catcher Technology Co., Ltd.	250,000	2,997
Cathay Financial Holding Co., Ltd.	4,310,733	9,438
China Steel Corp.	5,184,845	4,913
Chinatrust Financial Holding Co.	2,322,130	1,863

Emerging Markets Fund

5

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Chunghwa Telecom Co., Ltd.	1,914,000	3,584
Compal Communications, Inc.	429,000	2,556
Delta Electronics, Inc.	1,388,923	3,867
E.Sun Financial Holding Co., Ltd.	2,667,890	1,782
Far Eastern Textile Co., Ltd.	3,575,361	2,756
Far EasTone Telecommunications Co., Ltd.	1,253,000	1,553
First Financial Holding Co., Ltd.	3,969,000	2,918
Formosa Chemicals & Fibre Corp.	2,547,130	3,969
Formosa Plastics Corp.	1,281,450	1,925
High Tech Computer Corp.	149,000	4,375
Hon Hai Precision Industry Co., Ltd.	2,116,713	13,465
Inventec Co., Ltd.	1,987,000	1,347
Largan Precision Co., Ltd.	101,000	2,136
Lite-On Technology Corp.	2,213,206	3,454
MediaTek, Inc.	562,900	6,288
Mega Financial Holding Co., Ltd.	7,154,000	5,098
Nan Ya Plastics Corp.	3,269,086	4,650
Nien Made Enterprises	821,325	923
Novatek Microelectronics Corp., Ltd.	211,904	1,217
Polaris Securities Co., Ltd.	2,490,997	1,203
Powerchip Semiconductor Corp. (Æ)	1,687,082	1,140
Powertech Technology, Inc.	345,000	1,034
Siliconware Precision Industries Co.	2,448,096	3,085
Taishin Financial Holdings Co., Ltd.	4,126,700	2,663
Taiwan Cement Corp.	3,489,108	2,955
Taiwan Mobile Co., Ltd.	3,002,000	3,000
Taiwan Semiconductor Manufacturing Co., Ltd.	12,590,149	23,474
Tripod Technology Corp.	998,400	3,657
United Microelectronics Corp.	4,441,417	2,783
Wistron Corp. (Æ)	1,511,000	1,812
		144,103
Thailand - 4.0%
Advanced Info Service PCL	2,326,900	5,644
Bangkok Bank PCL	2,067,800	5,726
Banpu PCL	749,500	2,752
Kasikornbank PCL	3,863,200	6,345
Krung Thai Bank PCL	16,967,900	4,627
Land and Houses PCL	6,711,200	1,209
PTT Chemical PCL	1,725,596	3,710
PTT PCL	2,298,833	14,588
Rayong Refinery PCL (Æ)	8,154,500	3,888
Siam Cement PCL	1,116,200	6,591
Thai Oil PCL	2,570,718	4,112
Total Access Communication PCL (Æ)(Ñ)	507,600	1,828
True Corp. PCL (Æ)	15,741,600	3,921
True Corp. PCL (Æ)	16,006,700	4,350
		69,291

	Principal Amount ($) or Shares	Market Value $
Turkey - 2.9%
Adana Cimento Class A	241,521	1,661
Akbank TAS	902,235	5,433
Alarko Holding AS	28,449	915
Anadolu Efes Biracilik Ve Malt Sanayii AS	80,133	1,997
Asya Katilim Bankasi AS (Æ)	221,229	599
BIM Birlesik Magazalar AS	23,868	756
Bolu Cimento Sanayii	828,927	1,374
Cimsa Cimento Sanayi VE Tica	113,058	677
Coca-Cola Icecek Uretim AS (Æ)	263,000	1,487
Denizbank AS (Æ)	314,900	2,903
Dogan Sirketler Grubu Holdings	541,817	1,827
Dogus Otomotiv Servis ve Ticaret AS	278,141	1,202
Eczacibasi Ilac Sanayi (Æ)	220,955	514
Haci Omer Sabanci Holding AS	848,301	2,684
Hurriyet Gazetecilik AS	462,121	1,287
KOC Holding AS (Æ)	232,578	913
Petrol Ofisi	206,243	989
Trakya Cam Sanayi AS	310,368	955
Tupras Turkiye Petrol Rafine	114,285	1,961
Turk Demir Dokum Fabrikalari	126,889	888
Turk Ekonomi Bankasi AS	122,900	1,877
Turkcell Iletisim Hizmet AS	697,430	3,185
Turkiye Garanti Bankasi AS	1,478,335	4,517
Turkiye Is Bankasi Class C	916,569	5,466
Turkiye Vakiflar Bankasi TAO Class D	585,435	2,635
Vestel Beyaz Esya Sanayi ve Ticaret AS (Æ)	1,398,000	1,999
		50,701
United Kingdom - 0.1%
Burren Energy PLC	81,602	1,240
United States - 1.1%
BMB Munai, Inc. (Æ)	437,800	3,940
Caspian Services, Inc. (Æ)	391,500	1,918
NII Holdings, Inc. (Æ)	98,000	5,337
Polyus Gold Co. - ADR (Æ)	93,304	2,239
Southern Copper Corp. (Ñ)	55,313	4,710
		18,144
Total Common Stocks (cost $1,019,588)		1,534,688
Preferred Stocks - 3.8%
Brazil - 2.3%
Banco Bradesco SA	157,088	4,788
Banco Itau Holding Financeira SA	454,270	11,885
Bradespar SA	204,736	6,640
Itausa - Investimentos Itau SA	773,261	2,939

Emerging Markets Fund

6

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Universo Online SA (Æ)	414,000	2,148
Usinas Siderurgicas de Minas Gerais SA	345,500	11,280
		39,680
Russia - 0.2%
Transneft	2,446	4,941
South Korea - 1.3%
Hyundai Motor Co.	72,100	3,400
LG Electronics, Inc.	69,090	2,928
Samsung Electronics Co., Ltd.	32,929	15,977
		22,305
Total Preferred Stocks (cost $29,787)		66,926
Warrants & Rights - 0.0%
Brazil - 0.0%
Itausa - Investimentos Itau SA Rights (Æ)	3,381	2
Total Warrants & Rights (cost $0)		2
Long-Term Investments - 0.9%
United States - 0.9%
Wachovia Corp. (Ê)(§) 5.170% due 07/20/07	15,000	15,012
Total Long-Term Investments (cost $15,017)		15,012
Short-Term Investments - 6.6%
Netherlands - 0.7%
ABN Amro Bank NV (Ê)(§)(ÿ) 5.221% due 05/11/07	12,000	12,010
United States - 5.9%
American Honda Finance Corp. (Ê)(§)(ÿ)(ç)(l) 4.895% due 06/22/06	14,000	14,000
General Electric Capital Corp. (Ê)(§)(ÿ) 4.860% due 12/08/06	10,800	10,803
National City Bank of Indiana (Ê)(§)(ÿ) Series BKNT 5.024% due 01/12/07	9,200	9,203
SSgA Prime Money Market Fund	69,080,892	69,081
		103,087
Total Short-Term Investments (cost $115,094)		115,097

	Principal Amount ($) or Shares	Market Value $
Other Securities - 5.9%
State Street Navigator Securities Prime Lending Portfolio (d)	101,965,052	101,965
Total Other Securities (cost $101,965)		101,965
Total Investments - 105.8% (identified cost $1,281,451)		1,833,690
Other Assets and Liabilities, Net - (5.8%)		(101,126)
Net Assets - 100.0%		1,732,564

A portion of the portfolio has been fair valued as of period end.

Futures Contracts (Number of Contracts)	Notional Amount	Unrealized Appreciation (Depreciation) $$
Long Positions
MSCI Taiwan Index expiration date 06/06 (1,377)	39,065	(107)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(107)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	3,680	HKD	28,548	06/01/06	—
USD	17,276	MYR	61,244	08/22/06	(344)
USD	39	THB	1,468	06/01/06	—
HUF	747,642	THB	140,260	06/01/06	11
HUF	747,642	THB	140,260	06/01/06	20
				Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	(313)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

7

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	5.9	101,613
Consumer Staples	3.4	60,057
Corporate Bonds and Notes	0.9	15,012
Energy	18.0	313,037
Financials	17.4	306,196
Health Care	1.9	30,501
Industrials	6.6	103,636
Information Technology	11.5	202,064
Materials	14.1	247,455
Telecommunication Services	10.4	180,497
Utilities	2.3	41,546
Warrants & Rights	—	2
Long-Term Investments	0.9	15,012
Short-Term Investments	6.6	115,097
Other Securities	5.9	101,965
Total Investments	105.8	1,833,690
Other Assets and Liabilities, Net	(5.8)	(101,126)
Net Assets	100.0	1,732,564

Geographic Diversification	% of Net Assets	Market Value $
Africa	9.4	162,740
Asia	44.5	767,504
Columbia	0.4	6,750
Europe	16.2	283,942
Latin America	19.6	339,900
Middle East	1.8	31,931
Other Regions	7.9	137,718
United Kingdom	0.1	1,240
Other Securities	5.9	101,965
Total Investments	105.8	1,833,690
Other Assets and Liabilities, Net	(5.8)	(101,126)
Net Assets	100.0	1,732,564

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

8

SSgA
Emerging Markets Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands

Index Swap Contracts

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	1,489	3 Month USD LIBOR- BBA minus 4.00%	07/25/06	(273)
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	7,040	3 Month USD LIBOR- BBA minus 3.50%	04/09/07	(1,620)
MSCI India Gross Dividends Reinvested	Morgan Stanley	8,550	3 Month USD LIBOR- BBA minus 2.50%	12/13/06	(667)
MSCI India Gross Dividends Reinvested	Morgan Stanley	6,000	3 Month USD LIBOR- BBA minus 3.00%	04/30/07	(850)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,331	3 Month USD LIBOR- BBA minus 2.50%	06/02/06	(149)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	3,039	3 Month USD LIBOR- BBA minus 1.50%	11/10/06	(159)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,304	3 Month USD LIBOR- BBA minus 1.50%	10/16/06	(176)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	891	3 Month USD LIBOR- BBA minus 2.00%	06/12/06	(17)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,000	3 Month USD LIBOR- BBA minus 2.00%	09/12/06	(39)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,200	3 Month USD LIBOR- BBA minus 3.50%	10/02/06	(222)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	5,000	3 Month USD LIBOR- BBA minus 3.25%	04/30/07	(505)
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,500	3 Month USD LIBOR- BBA minus 3.25%	05/16/07	(290)
MSCI Morocco Free Gross Dividends Reinvested	Morgan Stanley	950	3 Month USD LIBOR- BBA minus 3.50%	03/12/07	48
MSCI Russia Free Gross Dividends Reinvested	Morgan Stanley	4,000	3 Month USD LIBOR- BBA minus 2.25%	09/14/06	384
MSCI Taiwan Index Price Return Index	Morgan Stanley	4,476	3 Month USD LIBOR- BBA minus 1.00%	06/02/06	77
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	10,925	3 Month USD LIBOR- BBA minus 1.00%	06/07/06	563
MSCI Taiwan Index Price Return Index	Morgan Stanley	16,040	3 Month USD LIBOR- BBA minus 1.00%	05/30/07	(93)
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	2,000	3 Month USD LIBOR- BBA minus 3.25%	11/17/06	(225)
		Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts			(4,213)

See accompanying notes which are an integral part of the schedules of investments.

Emerging Markets Fund

9

SSgA
International Stock Selection Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.3%
Australia - 4.4%
Ansell, Ltd.	427,242	3,159
Commonwealth Bank of Australia (Ñ)	198,560	6,479
Commonwealth Property Office Fund	4,926,690	4,947
CSL, Ltd.	82,706	3,226
GPT Group	537,145	1,648
Leighton Holdings, Ltd.	126,174	1,648
Rio Tinto, Ltd. (Ñ)	138,231	8,312
Santos, Ltd.	195,716	1,716
		31,135
Belgium - 0.7%
Fortis (Ñ)	136,182	4,972
Cayman Islands - 0.6%
Tencent Holdings, Ltd.	1,917,000	4,133
Denmark - 1.0%
Danske Bank A/S	180,900	6,906
Finland - 2.5%
Fortum OYJ	139,800	3,471
Nokia OYJ	651,100	13,974
		17,445
France - 10.9%
AXA SA (Ñ)	213,502	7,416
BNP Paribas (Ñ)	123,509	11,514
Bouygues SA (Ñ)	143,873	7,818
Credit Agricole SA (Ñ)	189,799	7,067
Publicis Groupe (Ñ)	89,388	3,611
Societe Generale (Ñ)	93,735	14,419
Total SA (Ñ)	162,024	10,577
Vallourec SA (Ñ)	11,292	14,155
		76,577
Germany - 7.0%
BASF AG (Ñ)	63,109	5,136
Continental AG (Ñ)	34,283	3,744
Deutsche Bank AG (Ñ)	59,899	6,876
E.ON AG (Ñ)	83,202	9,599
Muenchener Rueckversicherungs- Gesellschaft AG (Ñ)	52,346	7,089
Salzgitter AG	50,504	4,415
SAP AG (Ñ)	26,294	5,521
ThyssenKrupp AG	207,270	7,109
		49,489
Hong Kong - 0.5%
Television Broadcasts, Ltd.	655,000	3,750
Ireland - 1.1%
C&C Group PLC	906,542	7,783

	Principal Amount ($) or Shares	Market Value $
Italy - 2.3%
Enel SpA (Ñ)	325,990	2,911
ENI SpA (Ñ)	445,990	13,462
		16,373
Japan - 24.2%
Amada Co., Ltd.	712,000	7,293
Asahi Breweries, Ltd.	337,300	4,958
Central Japan Railway Co.	622	6,266
Chubu Electric Power Co., Inc.	297,500	8,218
Fanuc, Ltd.	59,800	5,341
Fujitsu, Ltd. (Ñ)	1,343,000	10,006
Honda Motor Co., Ltd.	155,400	10,264
Itochu Corp.	504,000	4,322
JFE Holdings, Inc. (Ñ)	267,700	11,593
Lawson, Inc.	57,400	2,097
Makita Corp.	147,200	4,608
Mitsubishi Corp.	523,900	11,205
Mitsubishi Electric Corp. (Ñ)	1,134,000	9,296
Mitsubishi Gas Chemical Co., Inc.	533,000	6,560
Mitsubishi UFJ Financial Group, Inc.	937	12,882
Mitsui Mining & Smelting Co., Ltd.	1,102,000	7,222
Mitsui OSK Lines, Ltd. (Ñ)	790,000	5,556
Mitsui Trust Holdings, Inc.	10,000	121
Nisshin Seifun Group, Inc.	423,500	4,579
NTT Data Corp. (Ñ)	1,429	6,101
Sony Corp.	131,900	5,952
Suzuken Co., Ltd. (Ñ)	105,500	4,364
Tokyo Electron, Ltd.	136,800	9,696
UNY Co., Ltd.	301,000	4,736
Yamaha Motor Co., Ltd.	250,600	6,756
		169,992
Luxembourg - 0.8%
Arcelor (Ñ)	124,384	5,307
Netherlands - 5.5%
ABN AMRO Holding NV	229,741	6,354
Aegon NV (Ñ)	177,246	2,956
Hunter Douglas NV	38,031	2,695
ING Groep NV (Ñ)	345,433	13,509
Royal KPN NV (Ñ)	1,154,459	13,245
		38,759
Norway - 1.4%
Norsk Hydro ASA (Ñ)	354,850	9,999
Spain - 3.5%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	668,466	13,854
Banco Santander Central Hispano SA (Ñ)	342,406	4,941
Endesa SA	164,423	5,514
		24,309

International Stock Selection Fund

10

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sweden - 2.4%
Nordea Bank AB (Ñ)	780,215	9,419
Volvo AB Class B (Ñ)	148,900	7,263
		16,682
Switzerland - 5.1%
Baloise Holding AG (Ñ)	40,085	2,981
Nestle SA	12,437	3,711
Rieter Holding AG	5,527	2,161
Roche Holding AG	92,667	14,425
UBS AG (Ñ)	111,437	12,604
		35,882
United Kingdom - 20.4%
AstraZeneca PLC	281,969	14,899
Aviva PLC	123,419	1,713
BAE Systems PLC	221,220	1,581
BP PLC	436,541	5,140
British Airways PLC (Æ)	1,318,251	8,396
Enterprise Inns PLC	308,805	5,389
Gallaher Group PLC	532,605	8,218
GlaxoSmithKline PLC	630,835	17,453
Hays PLC	1,502,276	4,516
HBOS PLC	508,209	8,692
HSBC Holdings PLC	409,202	7,113
Imperial Tobacco Group PLC	129,197	3,951
Investec PLC	86,840	4,662
Man Group PLC	104,143	4,552
Marks & Spencer Group PLC	1,070,613	10,872
Premier Farnell PLC	829,217	3,004
Prudential PLC	425,629	4,669
Reckitt Benckiser PLC	110,622	4,065
Royal & Sun Alliance Insurance Group PLC	2,113,952	5,098
Royal Bank of Scotland Group PLC	172,924	5,576
Royal Dutch Shell PLC Class A (Ñ)	219,841	7,281
Scottish Power PLC	364,800	3,810
Shire PLC	176,181	2,586
		143,236
Total Common Stocks (cost $575,463)		662,729
Warrants & Rights - 0.0%
France - 0.0%
Arkema Rights (Æ)	40,506	144
Total Warrants & Rights (cost $0)		144

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 0.1%
Cayman Islands - 0.1%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	27,300	295
Total Long-Term Investments (cost $218)		295
Short-Term Investments - 5.8%
United States - 5.8%
SSgA Prime Money Market Fund	40,754,709	40,755
Total Short-Term Investments (cost $40,755)		40,755
Other Securities - 21.7%
State Street Navigator Securities Prime Lending Portfolio (d)	152,733,854	152,734
Total Other Securities (cost $152,734)		152,734
Total Investments - 121.9% (identified cost $769,170)		856,657
Other Assets and Liabilities, Net - (21.9%)		(153,664)
Net Assets - 100.0%		702,993

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

11

SSgA
International Stock Selection Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index expiration date 06/06 (804)	22,162	(432)
TOPIX Index (Japan) expiration date 06/06 (62)	8,738	(513)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(945)

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,158	CHF	1,409	06/02/06	(2)
USD	3,356	EUR	2,614	06/02/06	(7)
USD	12,565	EUR	9,750	06/29/06	(47)
USD	2,895	GBP	1,546	06/02/06	(4)
USD	6,071	GBP	3,220	06/29/06	(47)
USD	8,244	JPY	915,150	06/29/06	(79)
				Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	(186)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.3	65,032
Consumer Staples	6.4	43,970
Energy	6.7	48,175
Financials	28.6	201,029
Health Care	8.2	56,953
Industrials	9.8	70,058
Information Technology	8.3	57,776
Materials	10.3	72,968
Telecommunication Services	1.9	13,245
Utilities	4.8	33,523
Warrants & Rights	—	144
Long-Term Investments	0.1	295
Short-Term Investments	5.8	40,755
Other Securities	21.7	152,734
Total Investments	121.9	856,657
Other Assets and Liabilities, Net	(21.9)	(153,664)
Net Assets	100.0	702,993
Geographic Diversification	% of Net Assets	Market Value $
Asia	4.9	34,885
Europe	44.2	310,627
Japan	24.2	169,992
Latin America	0.7	4,428
Other Regions	5.8	40,755
United Kingdom	20.4	143,236
Other Securities	21.7	152,734
Total Investments	121.9	856,657
Other Assets and Liabilities, Net	(21.9)	(153,664)
Net Assets	100.0	702,993

See accompanying notes which are an integral part of the schedules of investments.

International Stock Selection Fund

12

SSgA
International Growth Opportunities Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.5%
Australia - 2.2%
Foster's Group, Ltd.	310,512	1,251
France - 13.1%
Air Liquide SA (Ñ)	6,837	1,421
Alcatel SA	40,728	541
BNP Paribas (Ñ)	12,747	1,188
Sanofi-Aventis (Ñ)	21,691	2,044
Total SA (Ñ)	32,316	2,110
		7,304
Germany - 6.1%
Allianz AG	6,894	1,072
E.ON AG (Ñ)	10,379	1,198
SAP AG (Ñ)	2,811	590
Siemens AG	5,939	511
		3,371
Greece - 1.5%
Hellenic Telecommunications Organization SA (Æ)	38,310	852
India - 1.1%
Satyam Computer Services, Ltd. - ADR	19,500	627
Ireland - 3.5%
CRH PLC	32,736	1,105
Depfa Bank PLC	52,547	849
		1,954
Italy - 2.6%
Luxottica Group SpA (Ñ)	26,791	729
Sanpaolo IMI SpA (Ñ)	39,809	713
		1,442
Japan - 26.9%
Aiful Corp.	10,350	573
Asahi Glass Co., Ltd. (Ñ)	64,000	854
Eisai Co., Ltd.	33,900	1,550
Fujitsu, Ltd.	77,000	574
Honda Motor Co., Ltd.	17,200	1,136
Kawasaki Heavy Industries, Ltd. (Ñ)	318,000	1,072
Komatsu, Ltd.	54,000	1,096
Matsui Securities Co., Ltd. (Ñ)	48,300	537
Millea Holdings, Inc.	45	799
Nippon Electric Glass Co., Ltd.	27,000	589
NSK, Ltd.	116,000	991
Onward Kashiyama Co., Ltd.	36,000	531
Shiseido Co., Ltd. (Ñ)	47,000	844
Sumitomo Mitsui Financial Group, Inc. (Ñ)	182	1,864
Tokyo Seimitsu Co., Ltd. (Ñ)	6,900	378
TOTO, Ltd. (Ñ)	59,000	598
Trend Micro, Inc. (Ñ)	12,000	416
UNY Co., Ltd.	37,000	582
		14,984

	Principal Amount ($) or Shares	Market Value $
Netherland Antilles - 3.0%
Schlumberger, Ltd.	25,530	1,674
Netherlands - 1.9%
Royal Numico NV	23,289	1,034
Norway - 1.8%
Statoil ASA (Ñ)	34,750	1,024
Singapore - 3.6%
DBS Group Holdings, Ltd.	101,000	1,112
Singapore Telecommunications, Ltd.	552,000	888
		2,000
South Korea - 1.6%
Samsung Electronics Co., Ltd. - GDR	3,608	864
Spain - 1.7%
Telefonica SA	57,383	939
Switzerland - 8.6%
Credit Suisse Group	20,348	1,175
Nestle SA	2,937	876
Nobel Biocare Holding AG (Ñ)	1,649	400
Roche Holding AG	9,409	1,465
Swiss Reinsurance (Ñ)	12,198	857
		4,773
Taiwan - 1.0%
Fubon Financial Holding Co., Ltd. - GDR (l)	60,800	537
United Kingdom - 18.3%
BP PLC	195,585	2,303
Carnival PLC	7,218	293
GlaxoSmithKline PLC	48,949	1,354
HSBC Holdings PLC	98,424	1,711
Intercontinental Hotels Group PLC	80,080	1,364
Rio Tinto PLC	39,344	2,184
Rolls-Royce Group PLC (Æ)	6,617,938	13
Rolls-Royce Group PLC (Æ)	123,010	950
		10,172
Total Common Stocks (cost $41,836)		54,802
Warrants & Rights - 0.1%
France - 0.1%
Arkema Rights (Æ)	8,079	29
Switzerland - 0.0%
Swiss Reinsurance	12	—
Total Warrants & Rights (cost $0)		29

International Growth Opportunities Fund

13

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 3.6%
United States - 3.6%
SSgA Prime Money Market Fund	2,011,280	2,011
Total Short-Term Investments (cost $2,011)		2,011
Other Securities - 23.7%
State Street Navigator Securities Prime Lending Portfolio (d)	13,196,494	13,196
Total Other Securities (cost $13,196)		13,196
Total Investments - 125.9% (identified cost $57,043)		70,038
Other Assets and Liabilities, Net - (25.9%)		(14,395)
Net Assets – 100.0%		55,643

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund

14

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	594	GBP	317	06/02/06	(1)
USD	443	JPY	49,676	06/02/06	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					(2)

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	8.1	4,517
Consumer Staples	7.2	4,005
Energy	12.8	7,111
Financials	23.4	12,987
Health Care	12.2	6,813
Industrials	8.3	4,620
Information Technology	9.6	5,308
Materials	9.9	5,564
Telecommunication Services	4.8	2,679
Utilities	2.2	1,198
Warrants & Rights	0.1	29
Short-Term Investments	3.6	2,011
Other Securities	23.7	13,196
Total Investments	125.9	70,038
Other Assets and Liabilities, Net	(25.9)	(14,395)
Net Assets	100.0	55,643
Geographic Diversification	% of Net Assets	Market Value $
Asia	9.5	5,279
Europe	43.9	24,396
Japan	26.9	14,984
Other Regions	3.6	2,011
United Kingdom	18.3	10,172
Other Securities	23.7	13,196
Total Investments	125.9	70,038
Other Assets and Liabilities, Net	(25.9)	(14,395)
Net Assets	100.0	55,643

See accompanying notes which are an integral part of the schedules of investments.

International Growth Opportunities Fund

15

SSgA

International Equity Funds

Notes to Schedules of Investments — May 31, 2006 (Unaudited)

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

16

SSgA

International Equity Funds

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2006. This Quarterly Report reports on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus became effective for the SSgA International Stock Selection Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

On November 28, 2005, the Select Class prospectus became effective for the SSgA Emerging Markets Fund. Each share class has different distribution and shareholder servicing fee arrangements. Select Class shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or the Distributor to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the Distributor with respect to investments of its accounts in the Select Class.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's

Notes to Quarterly Report

17

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

As of May 31, 2006, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	Intl Stock Selections	Intl Growth Opportunities
Cost of Investments for Tax Purposes	$1,291,621,050	$770,584,856	$57,383,789
Gross Tax Unrealized Appreciation	569,727,264	93,353,252	13,292,036
Gross Tax Unrealized Depreciation	(27,658,270)	(7,281,427)	(637,580)
Net Tax Unrealized Appreciation (Depreciation)	$542,068,994	$86,071,825	$12,654,456

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Notes to Quarterly Report

18

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at May 31, 2006 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2006, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$1,811,680
International Stock Selection	3,209,182

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Notes to Quarterly Report

19

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2006, the non-cash collateral received for the securities on loan for the Emerging Markets Fund was $3,460,099. The non-cash collateral consists of a pool of Sovereign Debt Securities.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Prime Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2006, $111,846,881 of the Prime Money Market Fund's net assets represents investments by these Funds, and $1,270,842 represents the investments of other affiliated Funds not presented herein.

5.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of May 31, 2006, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under

Notes to Quarterly Report

20

SSgA
International Equity Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of May 31, 2006:

Restricted Securities

Fund - % of Net Assets Securities	Acquistion	Principal Amount Date	Cost per Unit or Shares	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 1.5%
American Honda Finance Corp.	06/20/05	14,000,000	100.00	14,000	14,000
NovaTek OAO - GDR	07/21/05	24,928	16.75	418	823
Orascom Telecom Holding SAE - GDR	01/26/05	34,800	34.72	1,208	1,601
China Construction Bank Class H	11/09/05	20,984,000	0.41	8,669	9,098
					25,522
International Growth Opportunities Fund - 1.0%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	60,800	9.93	604	537

Notes to Quarterly Report

21

SSgA
International Equity Funds

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

22

IEQR-05/06

S&P 500 INDEX FUND

Quarterly Report

May 31, 2006

SSgA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2006 (Unaudited)

Table of Contents

Page
Notes to Quarterly Report	3

Shareholder Requests for Additional Information	4

S&P 500 Portfolio	5

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA

S&P 500 Index Fund

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2006. This Quarterly Report reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 78.14% at May 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The Schedule of Investments of the Master Portfolio is included in this report and should be read in conjunction with the Fund's Quarterly Report.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments in the Portfolio at fair value.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Notes to Quarterly Report

3

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file the complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Fund's Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

4

State Street Equity 500 Index Portfolio

Portfolio of Investments

May 31, 2006 (Unaudited)

	Shares	Market Value (000)
COMMON STOCKS - 97.9%
Consumer Discretionary - 10.5%
Amazon.Com, Inc. (a)	64,300	$2,225
Apollo Group, Inc. (a)	29,475	1,542
AutoNation, Inc. (a)	30,136	654
AutoZone, Inc. (a)	11,387	1,033
Bed Bath & Beyond, Inc. (a)	59,014	2,076
Best Buy Co., Inc.	84,281	4,467
Big Lots, Inc. (a)	24,438	396
Black & Decker Corp.	16,033	1,394
Brunswick Corp.	19,929	716
Carnival Corp.	90,619	3,617
CBS Corp.	161,898	4,195
Centex Corp.	25,776	1,229
Circuit City Stores, Inc.	31,439	945
Clear Channel Communications, Inc.	107,665	3,316
Coach, Inc. (a)	79,100	2,300
Comcast Corp. (a)	444,767	14,290
Cooper Tire & Rubber Co.	12,537	143
D.R. Horton, Inc.	56,700	1,495
Darden Restaurants, Inc.	27,410	971
Dillard's, Inc. Class A	13,653	372
Dollar General Corp.	67,215	1,096
Dow Jones & Co., Inc.	12,526	433
Eastman Kodak Co.	60,837	1,467
eBay, Inc. (a)	239,520	7,859
EW Scripps Co.	18,000	833
Family Dollar Stores, Inc.	33,068	826
Federated Department Stores, Inc.	56,890	4,143
Ford Motor Co.	388,655	2,783
Fortune Brands, Inc.	30,466	2,255
Gannett Co., Inc.	49,938	2,697
Gap, Inc.	120,630	2,195
General Motors Corp.	117,773	3,172
Genuine Parts Co.	35,493	1,528
Goodyear Tire & Rubber Co. (a)	37,942	483
H&R Block, Inc.	67,120	1,527
Harley-Davidson, Inc.	56,738	2,828
Harman International Industries, Inc.	13,900	1,178
Harrah's Entertainment, Inc.	38,433	2,922
Hasbro, Inc.	36,787	682
Hilton Hotels Corp.	68,543	1,882
Home Depot, Inc.	441,957	16,847
International Game Technology	70,352	2,619
Interpublic Group of Cos., Inc. (a)	88,477	843
JC Penney & Co., Inc.	48,388	2,940
Johnson Controls, Inc.	40,396	3,441
Jones Apparel Group, Inc.	23,979	778
KB HOME	15,862	812
Knight-Ridder, Inc.	14,091	874
Kohl's Corp. (a)	71,810	3,856
Leggett & Platt, Inc.	38,254	971
Lennar Corp. Class A	28,700	1,375
Limited Brands	72,969	1,982
Liz Claiborne, Inc.	22,041	852
Lowe's Cos., Inc.	162,523	10,122

	Shares	Market Value (000)
Marriot International, Inc. Class A	33,839	$2,448
Mattel, Inc.	81,445	1,369
McDonald's Corp.	261,053	8,659
McGraw-Hill, Inc.	76,926	3,969
Meredith Corp.	8,947	448
New York Times Co. Class A	30,745	743
Newell Rubbermaid, Inc.	57,721	1,527
News Corp. Class A	498,800	9,512
NIKE, Inc. Class B	39,513	3,173
Nordstrom, Inc.	45,876	1,690
Office Depot, Inc. (a)	61,970	2,576
OfficeMax, Inc.	14,319	592
Omnicom Group, Inc.	37,017	3,521
Pulte Homes, Inc.	44,872	1,457
Radioshack Corp.	28,653	482
Sears Holdings Corp. (a)	20,752	3,152
Sherwin-Williams Co.	23,570	1,140
Snap-On, Inc.	12,548	526
Stanley Works	15,532	754
Staples, Inc.	152,125	3,573
Starbucks Corp. (a)	159,552	5,688
Starwood Hotels & Resorts Worldwide, Inc. Class B	45,212	2,762
Target Corp.	182,657	8,936
Tiffany & Co.	30,068	1,028
Time Warner, Inc.	937,147	16,128
TJX Cos., Inc.	96,813	2,295
Tribune Co.	54,955	1,640
Univision Communications, Inc. Class A (a)	46,818	1,683
V.F. Corp.	18,488	1,163
Viacom, Inc. (a)	161,198	6,085
Walt Disney Co.	458,073	13,971
Wendy's International, Inc.	23,967	1,445
Whirlpool Corp.	16,262	1,462
Yum! Brands, Inc.	57,822	2,914
		256,988
Consumer Staples - 9.4%
Alberto Culver Co. Class B	16,058	747
Albertson's, Inc.	76,613	1,962
Altria Group, Inc.	434,464	31,433
Anheuser-Busch Cos., Inc.	161,167	7,356
Archer-Daniels-Midland Co.	136,567	5,677
Avon Products, Inc.	94,448	2,994
Brown-Forman Corp. Class B	17,182	1,311
Campbell Soup Co.	38,183	1,344
Clorox Co.	31,310	1,979
Coca-Cola Co.	428,635	18,873
Coca-Cola Enterprises, Inc.	64,300	1,264
Colgate-Palmolive Co.	107,735	6,501
ConAgra Foods, Inc.	108,046	2,442
Constellation Brands, Inc. Class A (a)	40,600	1,003
Costco Wholesale Corp.	98,851	5,232
CVS Corp.	170,484	4,757
Dean Foods Co. (a)	28,400	1,014
Estee Lauder Cos, Inc.	25,400	1,040
General Mills, Inc.	74,364	3,859

5

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2006 (Unaudited)

	Shares	Market Value (000)
H.J. Heinz Co.	70,320	$2,978
Hershey Foods Corp.	37,308	2,123
Kellogg Co.	52,729	2,484
Kimberly-Clark Corp.	96,264	5,840
Kroger Co.	152,022	3,057
McCormick & Co., Inc.	27,400	944
Molson Coors Brewing Co., Class B	12,244	793
Pepsi Bottling Group, Inc.	28,353	889
PepsiCo, Inc.	344,710	20,841
Procter & Gamble Co.	684,757	37,148
Reynolds American, Inc.	17,840	1,961
Safeway, Inc.	93,693	2,209
Sara Lee Corp.	158,717	2,693
SuperValu, Inc.	29,060	847
Sysco Corp.	129,281	3,953
Tyson Foods, Inc., Class A	53,800	861
UST Corp.	33,547	1,476
Wal-Mart Stores, Inc.	519,928	25,191
Walgreen Co.	210,210	8,535
Whole Foods Market, Inc.	29,000	1,885
Wrigley Wm., Jr. Co.	45,670	2,088
		229,584
Energy - 9.7%
Anadarko Petroleum Corp.	96,108	4,774
Apache Corp.	69,030	4,479
Baker Hughes, Inc.	71,380	6,160
BJ Services Co.	67,510	2,474
Chesapeake Energy Corp.	77,700	2,377
ChevronTexaco Corp.	463,388	27,706
ConocoPhillips	343,296	21,727
Devon Energy Corp.	92,322	5,296
El Paso Corp.	137,094	2,135
EOG Resources, Inc.	50,568	3,320
ExxonMobil Corp.	1,271,702	77,459
Halliburton Co.	107,186	7,995
Hess Corp.	16,702	2,505
Hugoton Royalty Trust	277	8
Kerr-McGee Corp.	24,121	2,577
Kinder Morgan, Inc.	21,938	2,204
Marathon Oil Corp.	76,657	5,753
Murphy Oil Corp.	33,900	1,788
Nabors Industries, Ltd. (a)	66,030	2,371
National Oilwell Varco, Inc. (a)	36,300	2,398
Noble Corp.	28,523	1,983
Occidental Petroleum Corp.	89,523	8,871
Rowan Cos., Inc.	23,239	925
Schlumberger, Ltd.	245,814	16,118
Sunoco, Inc.	27,956	1,918
Transocean, Inc. (a)	68,095	5,541
Valero Energy Corp.	129,100	7,920
Weatherford International Ltd. (a)	72,800	3,789
Williams Cos., Inc.	123,737	2,796
XTO Energy, Inc.	75,800	3,124
		238,491

	Shares	Market Value (000)
Financials - 21.1%
ACE, Ltd.	67,255	$3,482
AFLAC, Inc.	103,316	4,835
Allstate Corp.	133,907	7,366
Ambac Financial Group, Inc.	22,047	1,767
American Express Co.	257,373	13,991
American International Group, Inc.	540,283	32,849
Ameriprise Financial, Inc.	52,194	2,389
AmSouth Bancorp	72,519	1,944
AON Corp.	67,623	2,411
Apartment Investment & Management Co. Class A	20,500	887
Archstone-Smith Trust	44,300	2,142
Bank of America Corp.	967,128	46,809
Bank of New York Co., Inc.	161,179	5,356
BB&T Corp.	111,018	4,615
Bear Stearns Cos., Inc.	24,699	3,303
Boston Properties, Inc.	18,600	1,574
Capital One Financial Corp.	62,415	5,166
Charles Schwab Corp.	214,993	3,582
Chubb Corp.	83,678	4,228
Cincinnati Financial Corp.	36,505	1,673
CIT Group, Inc.	42,000	2,159
Citigroup, Inc.	1,039,271	51,236
Comerica, Inc.	33,832	1,852
Compass Bancshares, Inc.	26,100	1,452
Countrywide Financial Corp.	125,986	4,823
E*Trade Financial Corp. (a)	86,900	2,109
Equity Office Properties Trust	77,341	2,603
Equity Residential	60,907	2,686
Fannie Mae	201,129	10,006
Federal Home Loan Mortgage Corp.	143,546	8,618
Federated Investors, Inc. Class B	18,100	581
Fifth Third Bancorp	116,000	4,408
First Horizon National Corp.	26,117	1,044
Franklin Resources, Inc.	31,744	2,855
Genworth Financial, Inc.	79,000	2,646
Golden West Financial Corp.	53,622	3,920
Goldman Sachs Group, Inc.	90,700	13,691
Hartford Financial Services Group, Inc.	63,088	5,548
Huntington Bancshares, Inc.	52,754	1,241
J.P. Morgan Chase & Co.	725,519	30,936
Janus Capital Group, Inc.	44,919	809
KeyCorp	83,709	2,990
Kimco Realty Corp.	41,700	1,495
Legg Mason, Inc.	26,000	2,494
Lehman Brothers Holdings, Inc.	112,336	7,483
Lincoln National Corp.	59,492	3,342
Loews Corp.	84,942	2,886
M & T Bank Corp.	16,700	1,922
Marsh & McLennan Cos., Inc.	113,936	3,194
Marshall & Ilsley Corp.	46,192	2,094
MBIA, Inc.	27,758	1,586
Mellon Financial Corp.	86,323	3,123
Merrill Lynch & Co., Inc.	190,927	13,825
MetLife, Inc.	157,407	8,102
MGIC Investment Corp.	18,362	1,210

6

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2006 (Unaudited)

	Shares	Market Value (000)
Moody's Corp.	51,030	$2,669
Morgan Stanley	223,243	13,310
National City Corp.	114,291	4,215
North Fork Bancorp, Inc.	99,335	2,927
Northern Trust Corp.	38,840	2,172
Plum Creek Timber Co., Inc.	38,580	1,379
PNC Financial Services Group, Inc.	60,547	4,172
Principal Financial Group, Inc.	58,150	3,178
Progressive Corp.	164,188	4,491
ProLogis	51,200	2,532
Prudential Financial, Inc.	102,800	7,828
Public Storage, Inc.	17,200	1,233
Regions Financial Corp.	94,409	3,196
SAFECO Corp.	25,864	1,432
Simon Property Group, Inc.	38,363	3,055
SLM Corp.	86,542	4,652
Sovereign Bancorp, Inc.	74,100	1,652
St. Paul Travelers Cos., Inc.	145,225	6,393
State Street Corp. (b)	69,525	4,318
SunTrust Banks, Inc.	77,372	5,858
Synovus Financial Corp.	65,104	1,713
T. Rowe Price Group, Inc.	27,790	2,198
Torchmark Corp.	21,476	1,265
U.S. Bancorp	374,361	11,557
UnumProvident Corp.	62,935	1,130
Vornado Realty Trust	24,700	2,220
Wachovia Corp.	337,586	18,061
Washington Mutual, Inc.	206,013	9,458
Wells Fargo Co.	348,711	23,144
XL Capital, Ltd. Class A	35,932	2,274
Zions Bancorp	21,619	1,752
		516,772
Health Care - 11.9%
Abbott Laboratories	319,967	13,663
Aetna, Inc.	118,528	4,559
Allergan, Inc.	31,391	2,977
AmerisourceBergen Corp.	43,432	1,893
Amgen, Inc. (a)	243,075	16,429
Applera Corp. - Applied Biosystems Group	38,367	1,136
Barr Pharmaceuticals, Inc. (a)	22,400	1,180
Bausch & Lomb, Inc.	11,325	557
Baxter International, Inc.	135,226	5,098
Becton, Dickinson & Co.	51,829	3,132
Biogen Idec, Inc. (a)	71,673	3,342
Biomet, Inc.	51,841	1,825
Boston Scientific Corp. (a)	241,212	4,988
Bristol-Myers Squibb Co.	407,117	9,995
C.R. Bard, Inc.	21,594	1,598
Cardinal Health, Inc.	88,166	5,899
Caremark Rx, Inc.	93,508	4,486
CIGNA Corp.	24,989	2,317
Coventry Health Care, Inc. (a)	33,600	1,756
Eli Lilly & Co.	234,897	12,130
Express Scripts, Inc. (a)	30,600	2,242
Fisher Scientific International, Inc. (a)	25,900	1,923

	Shares	Market Value (000)
Forest Laboratories, Inc. (a)	68,306	$2,560
Genzyme Corp. (a)	54,105	3,219
Gilead Sciences, Inc. (a)	96,600	5,538
HCA, Inc.	85,459	3,799
Health Management Associates, Inc. Class A	50,398	1,051
Hospira, Inc. (a)	33,936	1,521
Humana, Inc. (a)	34,425	1,743
IMS Health, Inc.	41,881	1,130
Johnson & Johnson	619,546	37,309
King Pharmaceuticals, Inc. (a)	49,932	888
Laboratory Corp. of America Holdings (a)	26,300	1,561
Manor Care, Inc.	16,651	773
McKesson Corp.	63,831	3,160
Medco Health Solutions, Inc. (a)	63,772	3,437
MedImmune, Inc. (a)	52,465	1,669
Medtronic, Inc.	251,002	12,673
Merck & Co., Inc.	454,903	15,144
Millipore Corp. (a)	10,728	745
Mylan Laboratories Inc.	46,100	964
Patterson Cos., Inc. (a)	29,500	1,010
Pfizer, Inc.	1,531,774	36,242
Quest Diagnostics Inc.	33,800	1,884
Schering-Plough Corp.	309,224	5,894
St. Jude Medical, Inc. (a)	76,894	2,622
Stryker Corp.	60,908	2,674
Tenet Healthcare Corp. (a)	99,009	784
Thermo Electron Corp. (a)	33,929	1,247
UnitedHealth Group, Inc.	281,968	12,395
Watson Pharmaceuticals, Inc. (a)	22,003	557
Wellpoint, Inc. (a)	137,178	9,819
Wyeth	279,531	12,786
Zimmer Holdings, Inc. (a)	51,620	3,126
		293,049
Industrials - 11.5%
3M Co.	156,984	13,133
Allied Waste Industries, Inc. (a)	46,467	554
American Power Conversion Corp.	36,667	722
American Standard Cos., Inc.	37,321	1,586
Avery Dennison Corp.	22,970	1,364
Boeing Co.	166,445	13,857
Burlington Northern Santa Fe Corp.	77,950	6,034
Caterpillar, Inc.	139,470	10,174
Cendant Corp.	211,322	3,417
Cintas Corp.	28,482	1,206
Cooper Industries, Ltd.	19,121	1,703
CSX Corp.	45,824	3,066
Cummins, Inc.	9,573	1,055
Danaher Corp.	49,426	3,169
Deere & Co.	49,441	4,232
Dover Corp.	42,713	2,086
Eaton Corp.	30,978	2,278
Emerson Electric Co.	85,435	7,050
Equifax, Inc.	26,769	966
FedEx Corp.	63,046	6,889
Fluor Corp.	18,106	1,587

7

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2006 (Unaudited)

	Shares	Market Value (000)
General Dynamics Corp.	83,612	$5,321
General Electric Co.	2,170,723	74,369
Goodrich Co.	25,755	1,098
Honeywell International, Inc.	172,442	7,101
Illinois Tool Works, Inc.	85,528	4,246
Ingersoll-Rand Co. Class A	68,600	2,992
ITT Industries, Inc.	38,404	2,003
L-3 Communications Holdings, Inc.	25,200	1,839
Lockheed Martin Corp.	74,871	5,427
Masco Corp.	87,274	2,707
Monster Worldwide, Inc. (a)	26,192	1,280
Navistar International Corp. (a)	13,180	350
Norfolk Southern Corp.	86,061	4,541
Northrop Grumman Corp.	73,278	4,740
PACCAR, Inc.	35,570	2,734
Pall Corp.	26,774	806
Parker-Hannifin Corp.	25,223	1,968
Pitney Bowes, Inc.	47,539	1,939
R.R. Donnelley & Sons Co.	45,660	1,469
Raytheon Co.	93,114	4,269
Robert Half International, Inc.	36,214	1,486
Rockwell Automation, Inc.	37,120	2,535
Rockwell Collins, Inc.	36,219	1,978
Ryder Systems, Inc.	12,780	690
Southwest Airlines Co.	147,740	2,379
Textron, Inc.	27,575	2,507
Tyco International, Ltd.	418,948	11,358
Union Pacific Corp.	55,340	5,136
United Parcel Service, Inc. Class B	227,200	18,301
United Technologies Corp.	211,114	13,199
W.W. Grainger, Inc.	16,109	1,162
Waste Management, Inc.	115,379	4,225
		282,283
Information Technology - 14.5%
ADC Telecommunications, Inc. (a)	25,018	448
Adobe Systems, Inc. (a)	125,242	3,586
Advanced Micro Devices, Inc. (a)	100,184	3,095
Affiliated Computer Services, Inc. (a)	24,600	1,228
Agilent Technologies, Inc. (a)	89,297	3,116
Altera Corp. (a)	75,978	1,486
Analog Devices, Inc.	76,661	2,586
Andrew Corp. (a)	34,827	352
Apple Computer, Inc. (a)	177,092	10,585
Applied Materials, Inc.	331,561	5,607
Applied Micro Circuits Corp. (a)	33,842	100
Autodesk, Inc. (a)	48,430	1,762
Automatic Data Processing, Inc.	120,238	5,467
Avaya, Inc. (a)	87,415	1,032
BMC Software, Inc. (a)	44,636	899
Broadcom Corp. (a)	91,769	3,103
CA, Inc.	94,913	2,063
CIENA Corp. (a)	126,088	528
Cisco Systems, Inc. (a)	1,280,159	25,194
Citrix Systems, Inc. (a)	37,053	1,392
Computer Sciences Corp. (a)	39,182	2,204

	Shares	Market Value (000)
Compuware Corp. (a)	78,557	$578
Comverse Technology, Inc. (a)	42,838	965
Convergys Corp. (a)	28,605	533
Corning, Inc. (a)	321,085	7,786
Dell, Inc. (a)	489,291	12,418
Electronic Arts, Inc. (a)	63,400	2,667
Electronic Data Systems Corp.	107,786	2,643
EMC Corp. (a)	496,841	6,360
First Data Corp.	159,304	7,346
Fiserv, Inc. (a)	38,747	1,672
Freescale Semiconductor, Inc. (a)	85,908	2,681
Gateway, Inc. (a)	65,065	112
Google, Inc. (a)	42,010	15,620
Hewlett-Packard Co.	588,519	19,056
Intel Corp.	1,224,203	22,060
International Business Machines Corp.	326,218	26,065
Intuit, Inc. (a)	37,051	2,049
Jabil Circuit, Inc.	36,613	1,275
JDS Uniphase Corp. (a)	352,519	1,068
KLA-Tencor Corp.	41,864	1,718
Lexmark International Group, Inc. Class A (a)	22,702	1,300
Linear Technology Corp.	63,675	2,149
LSI Logic Corp. (a)	81,935	797
Lucent Technologies, Inc. (a)	931,672	2,376
Maxim Integrated Products, Inc.	67,156	2,064
Micron Technology, Inc. (a)	129,932	2,152
Microsoft Corp.	1,850,204	41,907
Molex, Inc.	29,510	1,048
Motorola, Inc.	519,598	10,958
National Semiconductor Corp.	70,318	1,806
NCR Corp. (a)	38,184	1,492
Network Appliance, Inc. (a)	78,067	2,498
Novell, Inc. (a)	82,542	638
Novellus Systems, Inc. (a)	27,369	634
NVIDIA Corp. (a)	71,902	1,652
Oracle Corp. (a)	783,219	11,137
Parametric Technology Corp. New (a)	23,296	311
Paychex, Inc.	69,527	2,552
PerkinElmer, Inc.	27,257	569
PMC-Sierra, Inc. (a)	38,624	372
QLogic Corp. (a)	34,290	613
QUALCOMM, Inc.	344,578	15,578
Sabre Holdings Corp. Class A	28,424	608
SanDisk Corp. (a)	38,700	2,178
Sanmina-SCI Corp. (a)	112,858	530
Solectron Corp. (a)	187,214	667
Sun Microsystems, Inc. (a)	721,088	3,360
Symantec Corp. (a)	218,634	3,411
Symbol Technologies, Inc.	52,185	619
Tektronix, Inc.	16,729	521
Tellabs, Inc. (a)	93,575	1,338
Teradyne, Inc. (a)	41,392	645
Texas Instruments, Inc.	332,603	10,387
Unisys Corp. (a)	72,779	479
VeriSign, Inc. (a)	51,300	1,152
Waters Corp. (a)	21,857	910

8

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2006 (Unaudited)

	Shares	Market Value (000)
Xerox Corp. (a)	195,142	$2,679
Xilinx, Inc.	72,204	1,877
Yahoo!, Inc. (a)	262,080	8,279
		354,748
Materials - 3.0%
Air Products & Chemicals, Inc.	46,489	3,015
Alcoa, Inc.	182,246	5,781
Allegheny Technologies, Inc.	18,029	1,147
Ashland, Inc.	14,980	936
Ball Corp.	21,670	811
Bemis Co., Inc.	21,628	657
Dow Chemical Co.	200,999	8,014
E.I. Du Pont de Nemours & Co.	191,139	8,129
Eastman Chemical Co.	16,862	951
Ecolab, Inc.	38,226	1,480
Engelhard Corp.	26,330	1,025
Freeport-McMoRan Copper & Gold, Inc. Class B	38,314	2,145
Hercules, Inc. (a)	24,698	382
International Flavors & Fragrances, Inc.	16,204	577
International Paper Co.	102,856	3,495
Louisiana-Pacific Corp.	21,959	533
MeadWestvaco Corp.	37,588	1,030
Monsanto Co.	56,246	4,734
Newmont Mining Corp.	92,642	4,831
Nucor Corp.	32,404	3,411
Pactiv Corp. (a)	29,764	734
Phelps Dodge Corp.	42,510	3,643
PPG Industries, Inc.	34,490	2,219
Praxair, Inc.	67,420	3,553
Rohm & Haas Co.	29,896	1,507
Sealed Air Corp.	17,036	878
Sigma-Aldrich Corp.	13,793	957
Temple-Inland, Inc.	22,928	986
United States Steel Corp.	22,802	1,514
Vulcan Materials Co.	20,996	1,639
Weyerhaeuser Co.	50,724	3,244
		73,958
Telecommunication Services - 3.1%
ALLTEL Corp.	80,898	5,004
AT&T, Inc.	807,253	21,037
BellSouth Corp.	373,828	12,624
CenturyTel, Inc.	23,808	851
Citizens Communications Co.	68,877	873
Embarq Corp. (a)	31,045	1,294
Qwest Communications International, Inc. (a)	325,122	2,279
Sprint Corp. (Fon Group)	617,100	13,089
Verizon Communications, Inc.	608,910	19,004
		76,055
Utilities - 3.2%
AES Corp. (a)	137,914	2,538
Allegheny Energy, Inc. (a)	33,899	1,236
Ameren Corp.	42,542	2,105
American Electric Power Co., Inc.	82,254	2,819

	Shares	Market Value (000)
CenterPoint Energy, Inc.	63,893	$766
CMS Energy Corp. (a)	46,605	598
Consolidated Edison, Inc.	51,122	2,255
Constellation Energy Group, Inc.	37,103	1,918
Dominion Resources, Inc.	72,587	5,268
DTE Energy Co.	36,946	1,493
Duke Energy Corp.	257,299	7,261
Dynegy Inc. Class A (a)	61,330	324
Edison International	67,762	2,659
Entergy Corp.	43,243	3,032
Exelon Corp.	138,578	7,845
FirstEnergy Corp.	68,812	3,607
FPL Group, Inc.	84,078	3,349
KeySpan Corp.	35,806	1,433
Nicor, Inc.	9,313	382
NiSource, Inc.	57,867	1,260
Peoples Energy Corp.	8,131	305
PG&E Corp.	72,023	2,858
Pinnacle West Capital Corp.	20,581	811
PPL Corp.	79,236	2,359
Progress Energy, Inc.	52,408	2,203
Public Service Enterprise Group, Inc.	52,422	3,341
Sempra Energy	53,789	2,419
Southern Co.	154,958	4,954
TECO Energy, Inc.	43,276	650
TXU Corp.	96,496	5,529
Xcel Energy, Inc.	83,797	1,573
		79,150
Total Common Stocks (Cost $1,675,400,828)		2,401,078
	Par Amount (000)
U.S. GOVERNMENT SECURITIES - 0.2%
United States Treasury Bill 4.40% due 06/08/06 (c) (d)	$4,299	4,295
Total U.S. Government Securities (Cost $4,295,322)		4,295

9

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2006 (Unaudited)

	Shares	Market Value (000)
MONEY MARKET FUNDS - 1.7%
AIM Short Term Investment Prime Portfolio	41,350	$41,350
Federated Money Market Obligations Trust	511	511
Total Money Market Funds (Cost $41,860,575)		41,861
Total Investments - 99.8% (identified cost $1,721,556,725) (e)(f)		2,447,234
Other Assets in Excess of Liabilities - 0.2%		5,624
Net Assets - 100%		$2,452,858

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Security held as collateral in relation to initial margin requirements on futures contracts.

(d)  Rate represents annualized yield at date of purchase.

(e)  Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006 was $826,481,529 and $100,804,714, respectively, resulting in net unrealized appreciation of investments of $725,676,815.

(f)  Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Futures contracts are valued on the basis of the last sale price.

	Number of Contracts	Unrealized Depreciation (000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2006	789	$(1,195)
Total unrealized depreciation on open futures contracts purchased		$(1,195)

10

State Street Equity 500 Index Portfolio

Portfolio of Investments, continued

May 31, 2006 (Unaudited)

Affiliated Issuer Table

Security Description	Number of Shares held at 12/31/05	Shares Purchased For the 5 Months Ended 5/31/06	Shares Sold For the 5 Months Ended 5/31/06	Number of Shares held at 5/31/06	Income Earned For the 5 Months Ended 5/31/06 (000)	Realized Gain on shares sold (000)
State Street Corp.	70,325	1,200	2,000	69,525	13	$42

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent annual financial statements.

11

IQR-05/06

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Core Opportunities Fund

Tuckerman Active REIT Fund

Aggressive Equity Fund

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Quarterly Report

May 31, 2006

SSgA Funds
Equity Funds

Quarterly Report

May 31, 2006 (Unaudited)

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

SSgA
Disciplined Equity Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.7%
Consumer Discretionary - 9.0%
American Eagle Outfitters, Inc.	9,100	297
AnnTaylor Stores Corp. (Æ)	6,800	262
Barnes & Noble, Inc.	23,500	897
Best Buy Co., Inc.	7,900	419
CBS Corp. Class B	31,500	816
Comcast Corp. Class A (Æ)	9,533	306
Darden Restaurants, Inc.	9,600	340
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	9,900	257
Education Management Corp. (Æ)	3,000	129
Federated Department Stores, Inc.	18,951	1,380
Harte-Hanks, Inc.	19,100	522
Home Depot, Inc.	65,900	2,512
JC Penney Co., Inc.	20,300	1,233
John Wiley & Sons, Inc. Class A (Ñ)	9,700	338
Lee Enterprises, Inc. (Ñ)	3,200	92
Lowe's Cos., Inc.	700	44
Marvel Entertainment, Inc. (Æ)(Ñ)	5,900	113
McClatchy Co. Class A (Ñ)	1,500	67
McDonald's Corp.	54,000	1,791
McGraw-Hill Cos., Inc. (The)	25,400	1,311
Newell Rubbermaid, Inc. (Ñ)	900	24
NVR, Inc. (Æ)(Ñ)	200	122
Office Depot, Inc. (Æ)	7,300	303
Rent-A-Center, Inc. Class A (Æ)	2,050	49
Sherwin-Williams Co. (The)	4,000	193
Staples, Inc.	41,500	975
Target Corp.	7,900	386
Time Warner, Inc.	147,850	2,545
Univision Communications, Inc. Class A (Æ)	500	18
Viacom, Inc. Class A (Æ)	23,700	895
Walt Disney Co.	54,800	1,671
Weight Watchers International, Inc. (Ñ)	4,200	176
Whirlpool Corp.	100	9
		20,492
Consumer Staples - 8.5%
Altria Group, Inc.	28,900	2,091
Anheuser-Busch Cos., Inc.	3,000	137
Coca-Cola Co. (The)	64,600	2,844
Coca-Cola Enterprises, Inc.	28,100	552
Colgate-Palmolive Co.	12,200	736
Energizer Holdings, Inc. (Æ)	100	5
Kimberly-Clark Corp.	1,200	73
Kroger Co. (The)	55,600	1,118
Loews Corp. – Carolina Group	21,500	998
Pepsi Bottling Group, Inc.	24,700	774

	Principal Amount ($) or Shares	Market Value $
PepsiCo, Inc.	35,600	2,152
Procter & Gamble Co.	69,285	3,759
Reynolds American, Inc. (Ñ)	6,100	671
Safeway, Inc.	23,400	552
Wal-Mart Stores, Inc.	58,400	2,830
		19,292
Energy - 9.9%
Cameron International Corp. (Æ)	19,700	924
Chevron Corp.	28,420	1,699
ConocoPhillips	24,829	1,571
Devon Energy Corp.	3,800	218
Diamond Offshore Drilling, Inc. (Ñ)	11,100	952
Exxon Mobil Corp.	134,616	8,199
Halliburton Co.	2,600	194
Helmerich & Payne, Inc.	8,600	566
Kerr-McGee Corp.	8,394	897
Marathon Oil Corp.	16,700	1,253
Nabors Industries, Ltd. (Æ)(Ñ)	2,800	101
Noble Energy, Inc.	12,200	530
Occidental Petroleum Corp.	18,300	1,813
Rowan Cos., Inc.	1,400	56
Schlumberger, Ltd.	8,100	531
Sunoco, Inc.	1,500	103
Tesoro Corp.	700	48
Tidewater, Inc.	8,300	421
Transocean, Inc. (Æ)	12,100	985
Valero Energy Corp.	22,600	1,386
		22,447
Financials - 21.4%
ACE, Ltd.	2,400	124
Allstate Corp. (The)	30,600	1,683
American Express Co.	5,100	277
American International Group, Inc.	56,725	3,449
Assurant, Inc.	10,800	528
Bank of America Corp.	110,703	5,358
BB&T Corp.	33,700	1,401
Bear Stearns Cos., Inc. (The)	9,900	1,324
CB Richard Ellis Group, Inc. Class A (Æ)	4,800	371
Chubb Corp.	4,200	212
CIT Group, Inc.	23,100	1,187
Citigroup, Inc.	118,400	5,837
CNA Financial Corp. (Æ)(Ñ)	10,300	336
Commerce Group, Inc.	1,000	57
Conseco, Inc. (Æ)(Ñ)	19,100	460
Countrywide Financial Corp.	16,900	647
Fannie Mae	23,000	1,144
Federated Investors, Inc. Class B	6,100	196
First Marblehead Corp. (The) (Ñ)	10,100	458

Disciplined Equity Fund

3

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Freddie Mac	15,300	919
Genworth Financial, Inc. Class A	26,000	871
Goldman Sachs Group, Inc.	15,000	2,264
Hanover Insurance Group, Inc. (The)	4,800	227
Hartford Financial Services Group, Inc.	5,600	492
Hospitality Properties Trust (ö)	8,800	371
HRPT Properties Trust (ö)(Ñ)	17,000	190
iStar Financial, Inc. (ö)	700	27
JPMorgan Chase & Co.	89,572	3,819
KeyCorp	7,900	282
Lehman Brothers Holdings, Inc.	25,000	1,665
Lincoln National Corp.	9,100	511
Loews Corp.	14,100	479
Marsh & McLennan Cos., Inc.	2,700	76
MBIA, Inc.	4,000	229
Merrill Lynch & Co., Inc.	9,800	710
Metlife, Inc.	16,700	860
Morgan Stanley	5,000	298
National City Corp.	3,600	133
New Century Financial Corp. (ö)(Ñ)	9,200	428
Nuveen Investments, Inc. Class A (Ñ)	22,600	1,015
PNC Financial Services Group, Inc.	8,100	558
Principal Financial Group, Inc. (Ñ)	9,600	525
Prudential Financial, Inc.	2,900	221
Radian Group, Inc.	1,800	110
Sky Financial Group, Inc.	7,100	175
St. Paul Travelers Cos., Inc. (The)	11,600	511
Torchmark Corp.	600	35
UnumProvident Corp. (Ñ)	19,100	343
US Bancorp	8,200	253
Wachovia Corp.	36,900	1,974
Washington Mutual, Inc. (Ñ)	16,000	735
Wells Fargo & Co.	35,500	2,356
		48,711
Health Care - 11.4%
Abbott Laboratories	30,800	1,315
Aetna, Inc.	22,200	854
AmerisourceBergen Corp.	27,200	1,186
Amgen, Inc. (Æ)	23,188	1,567
Applera Corp. - Applied Biosystems Group	17,900	530
Baxter International, Inc.	15,200	573
Becton Dickinson & Co.	5,700	344
Cardinal Health, Inc.	15,300	1,024
Caremark Rx, Inc.	9,700	465
Eli Lilly & Co.	1,600	83
Express Scripts, Inc. (Æ)	6,600	484
HCA, Inc.	100	4

	Principal Amount ($) or Shares	Market Value $
Humana, Inc. (Æ)	3,700	187
Johnson & Johnson	69,830	4,205
King Pharmaceuticals, Inc. (Æ)	26,600	473
Laboratory Corp. of America Holdings (Æ)	2,600	154
Manor Care, Inc.	5,900	274
McKesson Corp.	26,400	1,307
Medtronic, Inc.	25,800	1,303
Merck & Co., Inc.	49,000	1,631
Pfizer, Inc.	155,555	3,680
Respironics, Inc. (Æ)	300	10
UnitedHealth Group, Inc.	33,700	1,482
Waters Corp. (Æ)	11,600	483
Watson Pharmaceuticals, Inc. (Æ)	9,700	246
WellPoint, Inc. (Æ)	27,000	1,933
Wyeth	5,600	256
		26,053
Industrials - 13.4%
3M Co.	26,400	2,209
Boeing Co.	3,500	291
Burlington Northern Santa Fe Corp.	17,700	1,370
CSX Corp.	18,700	1,251
Cummins, Inc. (Ñ)	8,800	970
Danaher Corp.	20,000	1,282
Emerson Electric Co.	200	17
General Dynamics Corp.	24,300	1,546
General Electric Co.	230,300	7,890
HNI Corp. (Ñ)	6,800	355
Ingersoll-Rand Co., Ltd. Class A	8,200	358
L-3 Communications Holdings, Inc.	5,300	387
Lockheed Martin Corp.	10,100	732
Manpower, Inc.	6,600	435
Norfolk Southern Corp.	600	32
Raytheon Co.	18,000	825
Republic Services, Inc.	18,100	739
RR Donnelley & Sons Co.	7,800	251
Ryder System, Inc.	300	16
Southwest Airlines Co.	33,000	531
Terex Corp. (Æ)	6,900	631
Textron, Inc.	7,400	673
Thomas & Betts Corp. (Æ)	2,000	115
Toro Co.	21,500	1,038
Total System Services, Inc. (Ñ)	5,700	103
Tyco International, Ltd.	47,700	1,293
United Parcel Service, Inc. Class B	26,300	2,119
United Technologies Corp.	35,400	2,213
USG Corp. (Æ)(Ñ)	1,000	92
Waste Management, Inc.	19,700	721
		30,485

Disciplined Equity Fund

4

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - 15.0%
Advanced Micro Devices, Inc. (Æ)	500	15
Agilent Technologies, Inc. (Æ)	17,100	597
Apple Computer, Inc. (Æ)	1,400	84
Arrow Electronics, Inc. (Æ)	5,200	169
Automatic Data Processing, Inc.	18,600	846
BEA Systems, Inc. (Æ)	10,800	146
BMC Software, Inc. (Æ)	47,400	955
Broadcom Corp. Class A (Æ)	9,200	311
CA, Inc.	406	9
Checkfree Corp. (Æ)	8,600	429
Cisco Systems, Inc. (Æ)	169,200	3,330
Citrix Systems, Inc. (Æ)	16,600	624
Computer Sciences Corp. (Æ)	7,500	422
Dell, Inc. (Æ)	70,200	1,782
eBay, Inc. (Æ)	11,100	364
EMC Corp. (Æ)	8,800	113
First Data Corp.	30,300	1,397
Global Payments, Inc.	19,700	918
Google, Inc. Class A (Æ)	4,500	1,673
Hewlett-Packard Co.	32,963	1,067
Intel Corp.	119,900	2,161
International Business Machines Corp.	43,400	3,468
Intersil Corp. Class A	2,500	67
Intuit, Inc. (Æ)	8,000	442
Jabil Circuit, Inc.	18,500	644
JDS Uniphase Corp. (Æ)(Ñ)	107,500	326
Lam Research Corp. (Æ)	20,900	936
Lexmark International, Inc. Class A (Æ)	10,000	572
LSI Logic Corp. (Æ)	12,300	120
MEMC Electronic Materials, Inc. (Æ)	12,800	448
Mettler Toledo International, Inc. (Æ)	7,800	505
Micron Technology, Inc. (Æ)	7,300	121
Microsoft Corp.	177,900	4,029
Motorola, Inc.	55,300	1,166
National Semiconductor Corp.	43,300	1,112
NCR Corp. (Æ)	300	12
Nvidia Corp. (Æ)	7,400	170
Oracle Corp. (Æ)	46,900	667
QLogic Corp. (Æ)	12,200	218
Qualcomm, Inc.	11,600	524
Red Hat, Inc. (Æ)(Ñ)	6,700	176
Sybase, Inc. (Æ)	600	12
Tellabs, Inc. (Æ)	1,900	27
Texas Instruments, Inc.	22,000	687
Western Digital Corp. (Æ)	5,000	102
Xerox Corp. (Æ)(Ñ)	9,800	135
		34,098

	Principal Amount ($) or Shares	Market Value $
Materials - 3.3%
FMC Corp.	1,200	77
Freeport-McMoRan Copper & Gold, Inc. Class B	10,700	599
Louisiana-Pacific Corp.	20,400	495
Martin Marietta Materials, Inc.	9,600	878
Monsanto Co.	17,700	1,490
Newmont Mining Corp.	700	36
Nucor Corp.	12,500	1,316
Pactiv Corp. (Æ)	1,400	35
Phelps Dodge Corp.	8,900	763
Temple-Inland, Inc.	24,100	1,037
United States Steel Corp.	6,100	405
Weyerhaeuser Co.	4,600	294
		7,425
Telecommunication Services - 2.9%
AT&T, Inc.	40,441	1,054
BellSouth Corp.	14,200	480
CenturyTel, Inc.	8,800	315
Embarq Corp. (Æ)	3,913	163
Qwest Communications International, Inc. (Æ)(Ñ)	72,500	508
Sprint Nextel Corp.	78,266	1,660
Verizon Communications, Inc.	77,100	2,406
		6,586
Utilities - 2.9%
American Electric Power Co., Inc.	38,400	1,316
Centerpoint Energy, Inc. (Ñ)	35,300	423
Duke Energy Corp.	54,200	1,529
Exelon Corp.	16,000	906
FirstEnergy Corp.	27,100	1,421
KeySpan Corp.	200	8
MDU Resources Group, Inc. (Ñ)	500	18
Southern Co. (The) (Ñ)	17,600	563
TXU Corp.	8,400	481
		6,665
Total Common Stocks (cost $198,476)		222,254

Disciplined Equity Fund

5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.3%
AIM Short Term Investment Treasury Portfolio	1,563	2
Federated Investors Prime Cash Obligations Fund	4,934,303	4,934
United States Treasury Bills (ç)(ÿ)(§) 4.560% due 07/06/06	170	169
4.651% due 07/06/06	125	124
Total Short-Term Investments (cost $5,229)		5,229
Other Securities - 3.8%
State Street Navigator Securities Prime Lending Portfolio (d)	8,674,548	8,675
Total Other Securities (cost $8,675)		8,675
Total Investments - 103.8% (identified cost $212,380)		236,158
Other Assets and Liabilities, Net - (3.8%)		(8,632)
Net Assets - 100.0%		227,526

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 06/06 (16)	5,088	(143)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(143)

See accompanying notes which are an integral part of the schedules of investments.

Disciplined Equity Fund

6

SSgA
Small Cap Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Consumer Discretionary - 14.4%
Aftermarket Technology Corp. (Æ)(Ñ)	10,677	259
Alloy, Inc. (Æ)(Ñ)	13,700	164
AnnTaylor Stores Corp. (Æ)	4,000	154
ArvinMeritor, Inc. (Ñ)	19,100	320
Blount International, Inc. (Æ)(Ñ)	17,300	222
Bon-Ton Stores, Inc. (The) (Ñ)	15,300	404
Career Education Corp. (Æ)(Ñ)	4,200	137
Conn's, Inc. (Æ)(Ñ)	9,800	283
CSK Auto Corp. (Æ)(Ñ)	40,400	513
DHB Industries, Inc. (Æ)(Ñ)	34,000	53
Domino's Pizza, Inc.	13,300	315
Furniture Brands International, Inc. (Ñ)	46,600	1,003
Genesco, Inc. (Æ)(Ñ)	16,300	574
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	56,400	717
Group 1 Automotive, Inc. (Ñ)	28,000	1,702
Guess?, Inc. (Æ)(Ñ)	23,500	974
Kellwood Co. (Ñ)	16,700	521
Luby's, Inc. (Æ)(Ñ)	23,300	243
Men's Wearhouse, Inc. (The)	8,849	300
Monarch Casino & Resort, Inc. (Æ)(Ñ)	20,300	559
Pantry, Inc. (The) (Æ)(Ñ)	36,402	2,104
Papa John's International, Inc. (Æ)(Ñ)	32,956	1,037
Payless Shoesource, Inc. (Æ)(Ñ)	48,100	1,283
Phillips-Van Heusen Corp.	34,300	1,216
RH Donnelley Corp. (Ñ)	20,900	1,146
Scholastic Corp. (Æ)	19,400	511
Steven Madden, Ltd.	29,851	955
Stewart Enterprises, Inc. Class A (Ñ)	67,800	386
Sunterra Corp. (Æ)(Ñ)	9,500	98
Tupperware Corp. (Ñ)	17,500	360
Yankee Candle Co., Inc. (Ñ)	23,300	636
		19,149
Consumer Staples - 4.2%
Chattem, Inc. (Æ)(Ñ)	20,700	726
Chiquita Brands International, Inc. (Ñ)	31,300	448
Energizer Holdings, Inc. (Æ)	23,900	1,249
Loews Corp. - Carolina Group	16,500	766
Longs Drug Stores Corp. (Ñ)	38,500	1,773
Premium Standard Farms, Inc. (Ñ)	22,600	375
Spartan Stores, Inc. (Ñ)	21,100	280
		5,617
Energy - 8.2%
Frontier Oil Corp. (Ñ)	24,100	1,350
Giant Industries, Inc. (Æ)(Ñ)	12,900	815
Grey Wolf, Inc. (Æ)(Ñ)	121,000	926
Harvest Natural Resources, Inc. (Æ)(Ñ)	48,100	664
Helmerich & Payne, Inc.	21,400	1,407

	Principal Amount ($) or Shares	Market Value $
Lone Star Technologies, Inc. (Æ)(Ñ)	15,800	766
Mariner Energy, Inc. (Æ)	19,665	336
NS Group, Inc. (Æ)(Ñ)	26,600	1,328
Overseas Shipholding Group, Inc.	12,200	626
Swift Energy Co. (Æ)(Ñ)	18,300	735
Todco Class A (Ñ)	29,500	1,303
W&T Offshore, Inc. (Ñ)	16,600	637
		10,893
Financials - 20.8%
1st Source Corp.	100	3
Affiliated Managers Group, Inc. (Æ)(Ñ)	7,950	717
AmeriCredit Corp. (Æ)(Ñ)	47,900	1,391
AmerUs Group Co. (Ñ)	20,800	1,209
Arbor Realty Trust, Inc. (ö)(Ñ)	20,289	496
Ashford Hospitality Trust, Inc. (ö)(Ñ)	13,200	158
Asta Funding, Inc. (Ñ)	29,500	1,079
Bankunited Financial Corp. Class A (Ñ)	9,483	294
Banner Corp. (Ñ)	3,329	123
City Bank	5,236	240
Colonial BancGroup, Inc. (The)	43,300	1,154
Columbia Banking System, Inc. (Ñ)	9,329	313
CompuCredit Corp. (Æ)	24,100	922
Corus Bankshares, Inc. (Ñ)	40,200	1,136
Downey Financial Corp. (Ñ)	15,400	1,049
EMC Insurance Group, Inc. (Ñ)	3,800	121
Encore Capital Group, Inc. (Æ)(Ñ)	20,853	191
Equity Inns, Inc. (ö)(Ñ)	23,300	360
Financial Federal Corp. (Ñ)	43,049	1,204
First Regional Bancorp (Æ)(Ñ)	3,100	265
FirstFed Financial Corp. (Æ)(Ñ)	21,974	1,271
Flagstar Bancorp, Inc. (Ñ)	27,900	450
FNB Corp. (Ñ)	200	7
FPIC Insurance Group, Inc. (Æ)(Ñ)	7,600	286
Getty Realty Corp. (ö)(Ñ)	200	5
Glimcher Realty Trust (ö)(Ñ)	14,500	366
Hancock Holding Co. (Ñ)	14,879	803
Hanmi Financial Corp.	40,678	780
Heritage Property Investment Trust (ö)(Ñ)	8,500	298
Highwoods Properties, Inc. (ö)(Ñ)	28,300	877
Horizon Financial Corp. (Ñ)	1,500	37
Innkeepers USA Trust (ö)	19,300	300
Integra Bank Corp.	2,000	45
James River Group, Inc. (Æ)(Ñ)	15,400	403
LandAmerica Financial Group, Inc. Class A (Ñ)	15,328	1,026
LaSalle Hotel Properties (ö)	22,300	926
LTC Properties, Inc. (ö)	6,800	149
Mid-America Apartment Communities, Inc. (ö)	16,400	828
Nara Bancorp, Inc. (Ñ)	28,816	559

Small Cap Fund

7

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
National Retail Properties, Inc. (ö)(Ñ)	15,500	299
Navigators Group, Inc. (Æ)	5,469	225
Ohio Casualty Corp. (Ñ)	9,400	281
Oriental Financial Group (Ñ)	22,600	281
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	17,100	842
Selective Insurance Group, Inc. (Ñ)	1,900	104
Sierra Bancorp (Ñ)	1,882	49
Sterling Financial Corp. (Ñ)	35,500	1,066
Tanger Factory Outlet Centrs (ö)(Ñ)	22,000	668
TierOne Corp. (Ñ)	8,278	271
W Holding Co., Inc. (Ñ)	40,800	304
Washington Trust Bancorp, Inc.	100	3
Whitney Holding Corp. (Ñ)	17,900	647
Zenith National Insurance Corp.	19,100	764
		27,645
Health Care - 8.7%
Acadia Pharmaceuticals, Inc. (Æ)	32,605	338
Alkermes, Inc. (Æ)(Ñ)	60,700	1,203
Alpharma, Inc. Class A	63,600	1,489
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	68,700	937
Candela Corp. (Æ)	20,826	358
CV Therapeutics, Inc. (Æ)(Ñ)	35,820	597
Emdeon Corp. (Æ)(Ñ)	27,400	318
Haemonetics Corp. (Æ)(Ñ)	41,100	2,075
InterMune, Inc. (Æ)(Ñ)	61,000	967
Kinetic Concepts, Inc. (Æ)(Ñ)	8,300	323
Molecular Devices Corp. (Æ)(Ñ)	11,400	328
Molina Healthcare, Inc. (Æ)(Ñ)	13,900	526
Pain Therapeutics, Inc. (Æ)(Ñ)	18,200	155
Regeneron Pharmaceuticals, Inc. (Æ)(Ñ)	31,900	413
Res-Care, Inc. (Æ)	22,500	447
Sierra Health Services, Inc. (Æ)(Ñ)	27,400	1,129
		11,603
Industrials - 15.6%
ABX Air, Inc. (Æ)	130,000	876
Alaska Air Group, Inc. (Æ)	35,300	1,368
AO Smith Corp.	5,800	255
Arkansas Best Corp. (Ñ)	12,500	515
BlueLinx Holdings, Inc. (Ñ)	18,800	253
Builders FirstSource, Inc. (Æ)	35,120	729
Consolidated Graphics, Inc. (Æ)	11,700	596
Continental Airlines, Inc. Class A (Æ)(Ñ)	45,300	1,123
Corporate Executive Board Co.	3,200	325
Crane Co. (Ñ)	31,200	1,254
DRS Technologies, Inc. (Ñ)	21,500	1,145
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	51,900	305
Gardner Denver, Inc. (Æ)(Ñ)	15,700	1,185
Genlyte Group, Inc. (Æ)(Ñ)	19,900	1,389
Heartland Express, Inc.	51,524	869

	Principal Amount ($) or Shares	Market Value $
HUB Group, Inc. Class A (Æ)(Ñ)	26,300	1,244
Korn/Ferry International (Æ)	36,500	748
NCO Group, Inc. (Æ)	9,600	253
Nordson Corp.	16,000	746
Pacer International, Inc. (Ñ)	8,400	248
Pinnacle Airlines Corp. (Æ)(Ñ)	42,100	288
Teledyne Technologies, Inc. (Æ)(Ñ)	28,462	975
Teleflex, Inc.	20,100	1,233
Thomas & Betts Corp. (Æ)	16,900	972
Toro Co.	27,300	1,318
Universal Forest Products, Inc. (Ñ)	7,400	486
		20,698
Information Technology - 19.4%
Ansys, Inc. (Æ)(Ñ)	21,800	1,100
Arbinet-thexchange, Inc. (Æ)(Ñ)	8,972	50
Arris Group, Inc. (Æ)(Ñ)	78,400	942
Aspen Technology, Inc. (Æ)(Ñ)	65,300	764
Brightpoint, Inc. (Æ)	52,018	1,112
Brocade Communications Systems, Inc. (Æ)	274,700	1,678
Cymer, Inc. (Æ)	10,500	487
Digital River, Inc. (Æ)(Ñ)	21,600	950
Emulex Corp. (Æ)(Ñ)	52,200	925
Filenet Corp. (Æ)(Ñ)	15,300	399
Global Payments, Inc.	19,300	899
Harmonic, Inc. (Æ)(Ñ)	64,500	290
Inter-Telephone, Inc.	24,300	509
Intergraph Corp. (Æ)	29,600	1,052
Internet Security Systems, Inc. (Æ)(Ñ)	44,226	906
Ipass, Inc. (Æ)(Ñ)	63,000	401
j2 Global Communications, Inc. (Æ)(Ñ)	33,600	892
Komag, Inc. (Æ)(Ñ)	36,400	1,512
Lawson Software, Inc. (Æ)(Ñ)	101,044	682
LeCroy Corp. (Æ)	9,500	130
Mattson Technology, Inc. (Æ)	53,400	478
Micrel, Inc. (Æ)(Ñ)	48,300	544
MicroStrategy, Inc. Class A (Æ)(Ñ)	13,800	1,302
MRO Software, Inc. (Æ)	15,000	315
Novellus Systems, Inc. (Æ)(Ñ)	34,400	797
Omnivision Technologies, Inc. (Æ)(Ñ)	41,200	1,207
Packeteer, Inc. (Æ)	36,600	419
QLogic Corp. (Æ)	42,800	765
Rofin-Sinar Technologies, Inc. (Æ)	9,400	513
Silicon Laboratories, Inc. (Æ)(Ñ)	13,800	538
Tekelec (Æ)(Ñ)	29,800	430
Websense, Inc. (Æ)(Ñ)	50,000	1,108
Westell Technologies, Inc. Class A (Æ)(Ñ)	303,500	807
Zoran Corp. (Æ)	33,600	832
		25,735

Small Cap Fund

8

SSgA
Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 6.1%
Carpenter Technology Corp. (Ñ)	11,700	1,308
Century Aluminum Co. (Æ)(Ñ)	27,457	1,144
FMC Corp. (Ñ)	20,500	1,324
Georgia Gulf Corp.	38,700	1,247
Metal Management, Inc.	19,000	596
Olin Corp. (Ñ)	43,000	762
Quanex Corp. (Ñ)	21,600	849
Silgan Holdings, Inc.	8,900	333
Texas Industries, Inc. (Ñ)	10,200	499
		8,062
Telecommunication Services - 0.9%
Iowa Telecommunications Services, Inc. (Ñ)	17,700	319
Valor Communications Group, Inc. (Ñ)	69,400	855
		1,174
Utilities - 1.2%
Alliant Energy Corp. (Ñ)	26,700	918
Energen Corp. (Ñ)	18,851	639
		1,557
Total Common Stocks (cost $121,438)		132,133
Short-Term Investments - 1.2%
Federated Investors Prime Cash Obligations Fund	1,652,814	1,653
Total Short-Term Investments (cost $1,653)		1,653
Other Securities - 24.8%
State Street Navigator Securities Prime Lending Portfolio (d)	32,945,831	32,946
Total Other Securities (cost $32,946)		32,946
Total Investments - 125.5% (identified cost $156,037)		166,732
Other Assets and Liabilities, Net - (25.5%)		(33,899)
Net Assets - 100.0%		132,833

See accompanying notes which are an integral part of the schedules of investments.

Small Cap Fund

9

SSgA
Core Opportunities Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 8.3%
Coach, Inc. (Æ)	79,700	2,318
Hilton Hotels Corp.	99,500	2,732
Nike, Inc. Class B	32,200	2,586
Target Corp.	55,000	2,690
		10,326
Consumer Staples - 7.1%
Colgate-Palmolive Co.	43,600	2,631
PepsiCo, Inc.	28,000	1,693
Procter & Gamble Co.	36,117	1,959
Walgreen Co.	62,400	2,533
		8,816
Energy - 10.0%
ConocoPhillips	36,559	2,314
EOG Resources, Inc.	18,900	1,241
Halliburton Co.	25,600	1,910
Noble Corp.	24,600	1,710
Occidental Petroleum Corp.	24,800	2,457
Peabody Energy Corp.	45,600	2,843
		12,475
Financials - 20.8%
Bank of America Corp.	85,800	4,153
Citigroup, Inc.	49,900	2,460
Commerce Bancorp, Inc. (Ñ)	69,500	2,731
Genworth Financial, Inc. Class A	67,000	2,244
Goldman Sachs Group, Inc.	10,100	1,524
JPMorgan Chase & Co.	84,700	3,612
Morgan Stanley	50,200	2,993
Wells Fargo & Co.	56,400	3,743
XL Capital, Ltd. Class A	38,700	2,449
		25,909
Health Care - 14.3%
Amgen, Inc. (Æ)	40,400	2,731
Eli Lilly & Co.	40,200	2,076
Medco Health Solutions, Inc. (Æ)	48,100	2,593
Medtronic, Inc.	68,800	3,474
PDL BioPharma, Inc. (Æ)(Ñ)	56,600	1,146
Pfizer, Inc.	118,700	2,808
UnitedHealth Group, Inc.	69,000	3,033
		17,861
Industrials - 12.3%
Danaher Corp.	45,900	2,943
General Dynamics Corp.	45,800	2,915
General Electric Co.	173,300	5,937

	Principal Amount ($) or Shares	Market Value $
Rockwell Automation, Inc.	25,600	1,748
United Technologies Corp.	28,700	1,794
		15,337
Information Technology - 17.2%
Apple Computer, Inc. (Æ)	53,300	3,186
Automatic Data Processing, Inc.	40,200	1,828
Broadcom Corp. Class A (Æ)	35,500	1,200
Cisco Systems, Inc. (Æ)	186,500	3,670
Corning, Inc. (Æ)	85,800	2,081
eBay, Inc. (Æ)	40,300	1,322
EMC Corp. (Æ)	149,000	1,907
Linear Technology Corp.	44,500	1,502
Microsoft Corp.	75,900	1,719
Motorola, Inc.	57,900	1,221
Qualcomm, Inc.	39,300	1,777
		21,413
Materials - 4.4%
Air Products & Chemicals, Inc.	34,100	2,211
Phelps Dodge Corp.	21,800	1,868
Rohm & Haas Co.	29,000	1,462
		5,541
Telecommunication Services - 3.7%
Alltel Corp.	23,200	1,435
NII Holdings, Inc. (Æ)(Ñ)	22,900	1,247
Sprint Nextel Corp.	90,800	1,926
		4,608
Utilities - 1.2%
TXU Corp.	26,500	1,518
Total Common Stocks (cost $110,127)		123,804
Short-Term Investments - 0.7%
SSgA Prime Money Market Fund	898,749	899
Total Short-Term Investments (cost $899)		899
Other Securities - 4.1%
State Street Navigator Securities Prime Lending Portfolio (d)	5,162,550	5,163
Total Other Securities (cost $5,163)		5,163

Core Opportunities Fund

10

SSgA
Core Opportunities Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

Market Value $
Total Investments - 104.1% (identified cost $116,189)	129,866
Other Assets and Liabilities, Net - (4.1%)	(5,168)
Net Assets - 100.0%	124,698

See accompanying notes which are an integral part of the schedules of investments.

Core Opportunities Fund

11

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.5%
Apartments - 21.9%
Archstone-Smith Trust (ö)(Ñ)	197,839	9,565
AvalonBay Communities, Inc. (ö)(Ñ)	77,025	8,188
Camden Property Trust (ö)	56,289	4,019
Equity Residential (ö)(Ñ)	244,050	10,763
Essex Property Trust, Inc. (ö)(Ñ)	27,920	2,973
		35,508
Diversified - 6.4%
Vornado Realty Trust (ö)	115,122	10,348
Hotels/Leisure - 8.8%
Host Hotels & Resorts, Inc. (ö)(Ñ)	313,205	6,286
LaSalle Hotel Properties (ö)	91,696	3,808
Starwood Hotels & Resorts Worldwide, Inc. (ö)(Ñ)	43,003	2,627
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	78,400	1,609
		14,330
Industrial - 11.2%
AMB Property Corp. (ö)	125,243	6,191
ProLogis (ö)	240,527	11,894
		18,085
Office - 18.4%
Boston Properties, Inc. (ö)	121,740	10,305
Brookfield Properties Corp.	108,934	3,231
Corporate Office Properties Trust (ö)(Ñ)	102,195	4,037
Reckson Associates Realty Corp. (ö)	125,957	4,842
SL Green Realty Corp. (ö)	74,922	7,433
		29,848
Regional Malls - 15.3%
General Growth Properties, Inc. (ö)	226,365	9,906
Simon Property Group, Inc. (ö)(Ñ)	186,937	14,886
		24,792
Storage - 4.2%
Public Storage, Inc. (ö)(Ñ)	95,064	6,814

	Principal Amount ($) or Shares	Market Value $
Shopping Centers - 12.3%
Acadia Realty Trust (ö)(Ñ)	94,828	2,028
Developers Diversified Realty Corp. (ö)(Ñ)	109,914	5,622
Federal Realty Investors Trust (ö)(Ñ)	67,009	4,582
Kimco Realty Corp. (ö)(Ñ)	217,223	7,788
		20,020
Total Common Stocks (cost $95,913)		159,745
Short-Term Investments - 0.5%
AIM Short Term Investment Prime Portfolio	77	—	±
Federated Investors Prime Cash Obligations Fund	777,652	778
Total Short-Term Investments (cost $778)		778
Other Securities - 11.9%
State Street Navigator Securities Prime Lending Portfolio (d)	19,214,649	19,215
Total Other Securities (cost $19,215)		19,215
Total Investments - 110.9% (identified cost $115,906)		179,738
Other Assets and Liabilities, Net - (10.9%)		(17,738)
Net Assets - 100.0%		162,000

See accompanying notes which are an integral part of the schedules of investments.

Tuckerman Active REIT Fund

12

SSgA
Aggressive Equity Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.3%
Consumer Discretionary - 14.2%
CBS Corp. Class B	40,000	1,036
Darden Restaurants, Inc.	29,300	1,037
Group 1 Automotive, Inc.	13,700	833
Gymboree Corp. (Æ)	6,100	216
McDonald's Corp.	13,800	458
Newell Rubbermaid, Inc. (Ñ)	50,000	1,323
Omnicom Group, Inc.	1,900	181
Staples, Inc.	43,400	1,019
Sunterra Corp. (Æ)	11,300	117
Walt Disney Co.	18,600	567
		6,787
Consumer Staples - 1.7%
Altria Group, Inc.	2,300	166
Coca-Cola Enterprises, Inc.	22,000	433
Dean Foods Co. (Æ)	2,600	93
Kellogg Co.	2,800	132
		824
Energy - 11.4%
Exxon Mobil Corp.	37,400	2,278
Overseas Shipholding Group, Inc.	12,000	616
Sunoco, Inc.	10,500	720
Todco Class A (Ñ)	21,800	963
Valero Energy Corp.	13,500	829
		5,406
Financials - 21.2%
Allstate Corp. (The)	8,200	451
AmeriCredit Corp. (Æ)	53,200	1,545
Asta Funding, Inc. (Ñ)	3,100	113
Bank of America Corp.	44,600	2,159
Bear Stearns Cos., Inc. (The)	9,200	1,230
Brown & Brown, Inc.	5,900	180
Capital One Financial Corp.	7,100	588
Citigroup, Inc.	15,500	764
CompuCredit Corp. (Æ)(Ñ)	11,300	432
FirstFed Financial Corp. (Æ)(Ñ)	7,500	434
Genworth Financial, Inc. Class A	8,100	271
Hartford Financial Services Group, Inc.	1,200	106
Inland Real Estate Corp. (ö)(Ñ)	16,800	238
Keycorp	17,900	639
National City Corp.	17,400	642
Prudential Financial, Inc.	4,300	327
		10,119
Health Care - 16.9%
Alkermes, Inc. (Æ)(Ñ)	24,600	488
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	30,700	419

	Principal Amount ($) or Shares	Market Value $
Becton Dickinson & Co.	23,900	1,444
Emdeon Corp. (Æ)(Ñ)	19,900	231
Health Net, Inc. (Æ)	14,400	619
Humana, Inc. (Æ)	14,300	724
Johnson & Johnson	5,500	331
King Pharmaceuticals, Inc. (Æ)	86,600	1,540
Merck & Co., Inc.	64,600	2,151
Nabi Biopharmaceuticals (Æ)(Ñ)	21,200	124
		8,071
Industrials - 10.1%
ABX Air, Inc. (Æ)(Ñ)	74,000	499
AO Smith Corp. (Ñ)	18,400	809
Continental Airlines, Inc. Class A (Æ)(Ñ)	18,400	456
FTD Group, Inc. (Æ)	9,400	124
Raytheon Co.	39,200	1,797
Thomas & Betts Corp. (Æ)	19,900	1,144
		4,829
Information Technology - 17.4%
Brocade Communications Systems, Inc. (Æ)	21,400	131
CA, Inc.	2,200	48
Cisco Systems, Inc. (Æ)	22,100	435
CSG Systems International, Inc. (Æ)	5,200	121
Global Payments, Inc.	29,000	1,351
Hewlett-Packard Co.	68,300	2,211
International Business Machines Corp.	2,900	232
Internet Security Systems, Inc. (Æ)	13,800	283
InterVoice, Inc. (Æ)(Ñ)	47,200	311
Lam Research Corp. (Æ)	5,200	233
Lexmark International, Inc. Class A (Æ)	5,700	326
McAfee, Inc. (Æ)	1,900	45
Microsoft Corp.	46,500	1,053
MicroStrategy, Inc. Class A (Æ)	3,600	340
Motorola, Inc.	11,500	242
Paychex, Inc.	2,300	84
Tekelec (Æ)	19,000	274
Texas Instruments, Inc.	13,400	418
Zoran Corp. (Æ)	6,300	156
		8,294
Materials - 3.8%
Hercules, Inc. (Æ)	18,000	278
Metal Management, Inc.	13,700	430
Temple-Inland, Inc.	25,900	1,114
		1,822
Telecommunication Services - 0.9%
Verizon Communications, Inc.	12,900	403

Aggressive Equity Fund

13

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 0.7%
TXU Corp.	5,700	327
Total Common Stocks (cost $43,530)		46,882
Short-Term Investments - 1.6%
Federated Investors Prime Cash Obligations Fund	781,089	781
Total Short-Term Investments (cost $781)		781
Other Securities - 11.6%
State Street Navigator Securities Prime Lending Portfolio (d)	5,513,720	5,514
Total Other Securities (cost $5,514)		5,514
Total Investments - 111.5% (identified cost $49,825)		53,177
Other Assets and Liabilities, Net - (11.5%)		(5,480)
Net Assets - 100.0%		47,697

See accompanying notes which are an integral part of the schedules of investments.

Aggressive Equity Fund

14

SSgA
IAM SHARES Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.8%
Consumer Discretionary - 10.8%
Bed Bath & Beyond, Inc. (Æ)	5,100	179
Best Buy Co., Inc.	8,325	441
Black & Decker Corp.	5,400	470
Brunswick Corp.	4,700	169
Carnival Corp.	4,300	172
CBS Corp. Class B	14,201	368
Coach, Inc. (Æ)	16,976	494
Comcast Corp. Class A (Æ)	26,244	843
DIRECTV Group, Inc. (The) (Æ)	19,411	341
DR Horton, Inc.	5,100	134
Ethan Allen Interiors, Inc. (Ñ)	8,566	326
Family Dollar Stores, Inc.	8,500	212
Federated Department Stores, Inc.	8,134	592
Ford Motor Co. (Ñ)	33,321	239
Gap, Inc. (The)	9,500	173
Harley-Davidson, Inc. (Ñ)	11,100	553
Home Depot, Inc.	35,800	1,365
JC Penney Co., Inc.	7,900	480
Johnson Controls, Inc.	8,000	681
Knight Ridder, Inc. (Ñ)	6,000	372
Kohl's Corp. (Æ)	8,200	440
Koninklijke Philips Electronics NV	6,389	202
Leggett & Platt, Inc.	7,700	196
Lowe's Cos., Inc.	13,000	810
Marriott International, Inc. Class A	7,300	528
McDonald's Corp.	20,200	670
Meredith Corp.	6,300	315
New York Times Co. Class A (Ñ)	15,400	372
Newell Rubbermaid, Inc. (Ñ)	14,600	386
News Corp. Class A	27,100	517
Nordstrom, Inc.	4,600	169
Office Depot, Inc. (Æ)	6,200	258
Omnicom Group, Inc.	2,100	200
Sears Holdings Corp. (Æ)	4,039	613
Sherwin-Williams Co. (The)	5,700	276
Staples, Inc.	10,900	256
Starbucks Corp. (Æ)	11,400	406
Starwood Hotels & Resorts Worldwide, Inc. (ö)	9,400	574
Target Corp.	18,900	925
Tiffany & Co. (Ñ)	10,500	359
Time Warner, Inc.	69,850	1,202
Tribune Co.	18,807	561
Viacom, Inc. Class A (Æ)	14,201	536
Walt Disney Co.	53,200	1,623
Washington Post Co. (The) Class B	521	423
Whirlpool Corp. (Ñ)	4,900	441
Yum! Brands, Inc.	3,400	171
		22,033

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 8.9%
Altria Group, Inc.	41,485	3,001
Anheuser-Busch Cos., Inc.	26,491	1,209
Archer-Daniels-Midland Co.	18,198	756
Campbell Soup Co.	10,190	359
Coca-Cola Co. (The)	37,175	1,637
ConAgra Foods, Inc.	21,300	481
Costco Wholesale Corp.	12,900	683
CVS Corp.	12,500	349
Dean Foods Co. (Æ)	6,600	236
Kellogg Co.	7,435	350
Kimberly-Clark Corp.	13,688	830
Kraft Foods, Inc. Class A (Ñ)	5,470	181
Kroger Co. (The)	24,800	499
PepsiCo, Inc.	28,823	1,743
Procter & Gamble Co.	59,115	3,207
Safeway, Inc. (Ñ)	18,600	439
Sara Lee Corp.	36,430	618
Supervalu, Inc.	8,500	248
Sysco Corp.	19,900	608
Walgreen Co.	16,300	662
		18,096
Energy - 10.0%
Anadarko Petroleum Corp.	7,000	348
Apache Corp.	5,400	350
Baker Hughes, Inc.	6,200	535
BP PLC - ADR	4,168	295
Chevron Corp.	47,329	2,830
ConocoPhillips	24,277	1,536
Devon Energy Corp.	7,700	442
El Paso Corp.	13,400	209
EOG Resources, Inc.	4,800	315
Exxon Mobil Corp.	116,768	7,112
Halliburton Co. (Ñ)	9,200	686
Marathon Oil Corp.	5,300	398
Occidental Petroleum Corp.	5,200	515
Royal Dutch Shell PLC - ADR	4,200	278
Schlumberger, Ltd.	31,782	2,084
Transocean, Inc. (Æ)	13,564	1,104
Valero Energy Corp.	10,600	650
Williams Cos., Inc.	10,900	246
XTO Energy, Inc.	7,800	322
		20,255
Financials - 20.1%
ACE, Ltd.	4,200	217
Aegon NV	33,618	561
Aflac, Inc.	7,900	370
Allstate Corp. (The)	8,800	484
American Express Co.	21,200	1,152
American Financial Group, Inc. (Ñ)	13,014	549

IAM SHARES Fund

15

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
American International Group, Inc.	44,174	2,686
Ameriprise Financial, Inc.	3,340	153
AmSouth Bancorp	6,700	180
AON Corp.	5,900	210
Archstone-Smith Trust (ö)	4,900	237
Bank of America Corp.	81,934	3,966
Bank of New York Co., Inc. (The)	12,400	412
BB&T Corp.	7,900	328
Bear Stearns Cos., Inc. (The)	1,600	214
Capital One Financial Corp.	5,200	430
Charles Schwab Corp. (The)	23,200	387
Chubb Corp.	3,600	182
Citigroup, Inc.	100,501	4,955
Countrywide Financial Corp.	10,600	406
E*Trade Financial Corp. (Æ)	12,400	301
Fannie Mae	15,900	791
Fifth Third Bancorp	8,100	308
Franklin Resources, Inc.	2,200	198
Freddie Mac	10,200	612
Golden West Financial Corp.	5,200	380
Goldman Sachs Group, Inc.	7,400	1,117
Hartford Financial Services Group, Inc.	4,200	369
Host Hotels & Resorts, Inc. (ö)	5,754	115
HSBC Holdings PLC - ADR (Ñ)	2,358	206
Janus Capital Group, Inc.	28,787	518
JPMorgan Chase & Co.	61,486	2,622
Keycorp	5,100	182
Lehman Brothers Holdings, Inc.	8,400	560
M&T Bank Corp.	1,700	196
Marsh & McLennan Cos., Inc.	9,000	252
Marshall & Ilsley Corp.	4,500	204
Mellon Financial Corp.	8,300	300
Merrill Lynch & Co., Inc.	14,200	1,028
Metlife, Inc.	11,600	597
Moody's Corp.	4,000	209
Morgan Stanley	17,000	1,014
National City Corp.	7,400	273
North Fork Bancorporation, Inc.	13,050	385
Northern Trust Corp.	4,300	240
Plum Creek Timber Co., Inc. (ö)	5,100	182
PNC Financial Services Group, Inc.	4,100	283
Principal Financial Group, Inc. (Ñ)	3,200	175
Progressive Corp. (The)	12,400	339
Prologis (ö)	4,800	237
Prudential Financial, Inc.	7,600	579
Regions Financial Corp.	5,100	173
Simon Property Group, Inc. (ö)	4,600	366
SLM Corp.	6,300	339
Sovereign Bancorp, Inc.	8,900	198
St. Paul Travelers Cos., Inc. (The)	19,383	853
SunTrust Banks, Inc.	5,100	386
Synovus Financial Corp.	8,300	218
US Bancorp	31,012	957

	Principal Amount ($) or Shares	Market Value $
Vornado Realty Trust (ö)	2,800	252
Wachovia Corp.	27,300	1,461
Washington Mutual, Inc.	15,050	691
Wells Fargo & Co.	29,500	1,958
		40,703
Health Care - 11.6%
Abbott Laboratories	25,400	1,085
Aetna, Inc.	10,400	400
Allergan, Inc.	2,100	199
Amgen, Inc. (Æ)	20,572	1,390
Applera Corp. - Applied Biosystems Group	14,835	439
Baxter International, Inc.	20,836	786
Biogen Idec, Inc. (Æ)	5,800	270
Boston Scientific Corp. (Æ)	19,863	411
Bristol-Myers Squibb Co.	26,000	638
Cardinal Health, Inc.	5,200	348
Caremark Rx, Inc.	9,200	441
Cigna Corp.	2,200	204
Coventry Health Care, Inc. (Æ)	3,900	204
Edwards Lifesciences Corp. (Æ)(Ñ)	7,733	343
Eli Lilly & Co.	17,200	888
Express Scripts, Inc. Class A (Æ)	3,600	264
Fisher Scientific International, Inc. (Æ)	5,600	416
Forest Laboratories, Inc. (Æ)	5,700	214
Genzyme Corp. (Æ)	3,800	226
Gilead Sciences, Inc. (Æ)	6,800	390
HCA, Inc.	5,700	253
Humana, Inc. (Æ)	4,700	238
Invitrogen Corp. (Æ)	4,012	256
Johnson & Johnson	48,200	2,903
McKesson Corp.	4,600	228
Medco Health Solutions, Inc. (Æ)	6,862	370
Medtronic, Inc.	18,500	934
Merck & Co., Inc.	45,956	1,530
Pfizer, Inc.	127,145	3,008
Schering-Plough Corp.	38,000	724
St. Jude Medical, Inc. (Æ)	5,200	177
STERIS Corp.	11,091	252
Stryker Corp.	3,200	140
UnitedHealth Group, Inc.	22,100	972
WellPoint, Inc. (Æ)	11,000	787
Wyeth	21,200	970
Zimmer Holdings, Inc. (Æ)	3,370	204
		23,502
Industrials - 14.5%
3M Co.	19,600	1,640
Actuant Corp. Class A	3,900	230
Amazon.Com, Inc. (Æ)	4,500	156
Boeing Co.	16,400	1,365
Caterpillar, Inc.	16,921	1,234

IAM SHARES Fund

16

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Cendant Corp.	34,800	563
CSX Corp.	5,000	335
Danaher Corp.	12,500	801
Deere & Co.	5,500	471
Dover Corp.	13,200	645
Eaton Corp.	7,800	574
Emerson Electric Co.	14,500	1,197
FedEx Corp.	4,000	437
General Dynamics Corp.	11,910	758
General Electric Co.	195,921	6,712
Honeywell International, Inc.	20,362	838
Illinois Tool Works, Inc.	19,008	944
Kansas City Southern (Æ)(Ñ)	8,550	227
L-3 Communications Holdings, Inc.	4,800	350
Lockheed Martin Corp.	6,119	444
Manpower, Inc.	6,300	415
Masco Corp.	18,800	583
Norfolk Southern Corp.	12,800	675
Northrop Grumman Corp.	10,496	679
Paccar, Inc.	6,300	484
Raytheon Co.	11,500	527
Rockwell Automation, Inc.	4,200	287
Rockwell Collins, Inc.	4,200	229
Ryder System, Inc.	7,500	405
Siemens AG - ADR	2,700	232
Southwest Airlines Co.	28,225	454
Tyco International, Ltd.	36,700	995
Union Pacific Corp.	7,200	668
United Parcel Service, Inc. Class B	10,614	855
United Technologies Corp.	20,600	1,288
Waste Management, Inc.	18,818	689
		29,386
Information Technology - 13.6%
Adobe Systems, Inc. (Æ)	8,200	235
Advanced Micro Devices, Inc. (Æ)	10,300	318
Agilent Technologies, Inc. (Æ)	5,342	186
Amphenol Corp. Class A	7,700	428
Analog Devices, Inc.	6,800	229
Apple Computer, Inc. (Æ)	14,800	885
Applied Materials, Inc.	26,800	453
Autodesk, Inc. (Æ)	6,200	226
Automatic Data Processing, Inc.	6,900	314
Broadcom Corp. Class A (Æ)	9,450	319
CA, Inc.	5,500	119
Cisco Systems, Inc. (Æ)	110,200	2,169
Computer Sciences Corp. (Æ)	10,445	587
Corning, Inc. (Æ)	24,400	592
Dell, Inc. (Æ)	41,000	1,041
eBay, Inc. (Æ)	22,400	735
Electronic Arts, Inc. (Æ)	5,000	210
Electronic Data Systems Corp.	8,500	208
EMC Corp. (Æ)	38,900	498

	Principal Amount ($) or Shares	Market Value $
First Data Corp.	11,336	523
Freescale Semiconductor, Inc.	7,738	241
Hewlett-Packard Co.	49,232	1,594
Intel Corp.	104,700	1,887
International Business Machines Corp.	26,600	2,125
Kla-Tencor Corp.	4,400	181
Lucent Technologies, Inc. (Æ)(Ñ)	76,295	195
Maxim Integrated Products, Inc.	6,400	197
Micron Technology, Inc. (Æ)	13,500	224
Microsoft Corp.	170,476	3,861
Motorola, Inc.	39,700	837
National Semiconductor Corp.	8,400	216
Network Appliance, Inc. (Æ)	7,900	253
Oracle Corp. (Æ)	87,649	1,246
Paychex, Inc.	4,300	158
Qualcomm, Inc.	27,500	1,243
Sun Microsystems, Inc. (Æ)	57,900	270
Symantec Corp. (Æ)	21,145	330
Texas Instruments, Inc.	27,100	846
Xerox Corp. (Æ)	33,300	457
Xilinx, Inc.	7,000	182
Yahoo!, Inc. (Æ)	23,000	727
		27,545
Materials - 2.3%
Air Products & Chemicals, Inc.	6,000	389
Alcoa, Inc.	14,800	469
Dow Chemical Co. (The)	22,888	913
EI Du Pont de Nemours & Co.	6,700	285
International Paper Co.	13,773	468
Martin Marietta Materials, Inc.	3,700	339
Monsanto Co.	2,700	227
Newmont Mining Corp.	6,600	344
Rohm & Haas Co.	7,236	365
Temple-Inland, Inc.	8,600	370
Weyerhaeuser Co.	8,100	518
		4,687
Telecommunication Services - 3.1%
Alltel Corp.	5,200	322
AT&T, Inc.	60,799	1,584
BellSouth Corp.	26,100	881
Embarq Corp. (Æ)	2,559	107
Liberty Media Holding Corp. - Capital Series A (Æ)	1,339	107
Liberty Media Holding Corp. - Interactive (Æ)	6,698	120
Qwest Communications International, Inc. (Æ)(Ñ)	25,000	175
Sprint Nextel Corp.	51,189	1,086
Verizon Communications, Inc.	63,772	1,990
		6,372

IAM SHARES Fund

17

SSgA
IAM SHARES Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 2.9%
AES Corp. (The) (Æ)	19,300	355
Ameren Corp.	3,000	149
American Electric Power Co., Inc.	6,900	236
Constellation Energy Group, Inc.	4,100	212
Dominion Resources, Inc.	5,300	385
Duke Energy Corp.	18,996	536
Edison International	6,900	271
Entergy Corp.	2,900	203
Exelon Corp.	12,200	691
FirstEnergy Corp.	5,500	288
FPL Group, Inc.	6,600	263
PG&E Corp. (Ñ)	7,900	314
PPL Corp.	7,400	220
Public Service Enterprise Group, Inc.	5,200	331
Sempra Energy	4,100	184
Southern Co. (The)	11,200	358
TXU Corp.	14,200	814
		5,810
Total Common Stocks (cost $185,359)		198,389
Short-Term Investments - 2.0%
AIM Short Term Investment Prime Portfolio	3,779,642	3,780
American Beacon Money Market Fund	94,804	95
United States Treasury Bills (ç)(ÿ)(§) 4.400% due 06/08/06	210	210
Total Short-Term Investments (cost $4,085)		4,085
Other Securities - 2.9%
State Street Navigator Securities Prime Lending Portfolio (d)	5,848,645	5,849
Total Other Securities (cost $5,849)		5,849
Total Investments - 102.7% (identified cost $195,293)		208,323
Other Assets and Liabilities, Net - (2.7%)		(5,462)
Net Assets - 100.0%		202,861

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 06/06 (10)	3,180	(25)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(25)

See accompanying notes which are an integral part of the schedules of investments.

IAM SHARES Fund

18

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Consumer Discretionary - 10.1%
Chico's FAS, Inc. (Æ)	8,900	267
Coach, Inc. (Æ)	16,100	468
GameStop Corp. Class A (Æ)	5,700	245
Hilton Hotels Corp.	18,300	502
Target Corp.	10,300	504
		1,986
Consumer Staples - 10.2%
Avon Products, Inc.	10,500	333
PepsiCo, Inc.	8,400	508
Procter & Gamble Co.	10,102	548
Walgreen Co.	10,900	442
Whole Foods Market, Inc.	2,600	169
		2,000
Energy - 5.0%
Noble Corp.	3,200	222
Occidental Petroleum Corp.	4,600	456
Peabody Energy Corp.	5,000	312
		990
Financials - 6.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	800	353
Commerce Bancorp, Inc.	10,400	409
Goldman Sachs Group, Inc.	1,700	256
XL Capital, Ltd. Class A	3,900	247
		1,265
Health Care - 19.9%
Amgen, Inc. (Æ)	9,800	662
Eli Lilly & Co.	8,300	429
Johnson & Johnson	8,500	512
Medco Health Solutions, Inc. (Æ)	10,600	571
Medtronic, Inc.	13,700	692
PDL BioPharma, Inc. (Æ)	9,600	195
Pfizer, Inc.	8,000	189
UnitedHealth Group, Inc.	15,400	677
		3,927
Industrials - 14.4%
Danaher Corp.	3,800	244
General Dynamics Corp.	5,900	376
General Electric Co.	33,000	1,131
Rockwell Automation, Inc.	5,600	382

	Principal Amount ($) or Shares	Market Value $
Roper Industries, Inc.	7,800	365
United Technologies Corp.	5,600	350
		2,848
Information Technology - 28.0%
Apple Computer, Inc. (Æ)	9,100	544
Broadcom Corp. Class A (Æ)	7,600	257
Cisco Systems, Inc. (Æ)	41,300	813
Comverse Technology, Inc. (Æ)	6,800	153
Corning, Inc. (Æ)	19,600	475
eBay, Inc. (Æ)	10,800	354
EMC Corp. (Æ)	32,500	416
Google, Inc. Class A (Æ)	1,100	409
Linear Technology Corp.	10,400	351
MEMC Electronic Materials, Inc. (Æ)	11,600	406
Microsoft Corp.	22,500	510
Motorola, Inc.	12,600	266
Qualcomm, Inc.	12,700	574
		5,528
Materials - 3.2%
Monsanto Co.	4,900	412
Phelps Dodge Corp.	2,600	223
		635
Telecommunication Services - 1.9%
NII Holdings, Inc. (Æ)	6,700	365
Total Common Stocks (cost $18,293)		19,544
Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	197,301	197
Total Short-Term Investments (cost $197)		197
Total Investments - 100.1% (identified cost $18,490)		19,741
Other Assets and Liabilities, Net - (0.1%)		(13)
Net Assets - 100.0%		19,728

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Growth Opportunities Fund

19

SSgA
Large Cap Value Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.1%
Consumer Discretionary - 10.3%
AnnTaylor Stores Corp. (Æ)	5,600	215
Autonation, Inc. (Æ)	2,060	45
Barnes & Noble, Inc.	3,200	122
CBS Corp. Class B	11,300	293
Darden Restaurants, Inc.	3,500	124
Ford Motor Co.	25,900	185
McDonald's Corp.	7,400	246
Omnicom Group, Inc.	400	38
Payless Shoesource, Inc. (Æ)	7,200	192
Scotts Miracle-Gro Co. (The) Class A	2,800	122
Walt Disney Co.	5,400	165
		1,747
Consumer Staples - 3.2%
Altria Group, Inc.	700	51
Coca-Cola Enterprises, Inc.	3,600	71
Del Monte Foods Co.	2,900	34
Loews Corp.	3,500	162
Pepsi Bottling Group, Inc.	3,700	116
Supervalu, Inc.	3,400	99
		533
Energy - 13.3%
Chevron Corp.	2,300	138
ConocoPhillips	300	19
Exxon Mobil Corp.	20,600	1,255
Kerr-McGee Corp.	2,600	278
Occidental Petroleum Corp.	3,100	307
Overseas Shipholding Group, Inc.	1,100	56
Sunoco, Inc.	2,850	195
		2,248
Financials - 36.7%
Allstate Corp. (The)	3,800	209
American International Group, Inc.	100	6
AmeriCredit Corp. (Æ)	6,800	197
Annaly Mortgage Management, Inc. (ö)	2,600	34
Assurant, Inc.	2,200	107
Bank of America Corp.	13,100	634
Bear Stearns Cos., Inc. (The)	2,100	281
Capital One Financial Corp.	3,900	323
CapitalSource, Inc. (ö)	2,800	66
CBL & Associates Properties, Inc. (ö)	800	30
Chubb Corp.	5,600	283
Citigroup, Inc.	18,000	887
Downey Financial Corp.	3,700	252
E*Trade Financial Corp. (Æ)	6,500	158
First American Corp.	3,200	134
General Growth Properties, Inc. (ö)	1,900	83

	Principal Amount ($) or Shares	Market Value $
Host Hotels & Resorts, Inc. (ö)	2,000	40
JPMorgan Chase & Co.	10,924	466
KeyCorp	6,800	243
Lehman Brothers Holdings, Inc.	800	53
Metlife, Inc.	4,800	247
PNC Financial Services Group, Inc.	3,800	262
Principal Financial Group, Inc.	4,000	219
SunTrust Banks, Inc.	2,600	197
US Bancorp	3,500	108
Washington Mutual, Inc.	8,400	386
WR Berkley Corp.	5,362	184
XL Capital, Ltd. Class A	1,500	95
		6,184
Health Care - 8.4%
AmerisourceBergen Corp.	6,400	279
Coventry Health Care, Inc. (Æ)	800	42
Health Net, Inc. (Æ)	2,600	112
Humana, Inc. (Æ)	2,100	106
Kinetic Concepts, Inc. (Æ)	3,300	128
King Pharmaceuticals, Inc. (Æ)	3,700	66
Merck & Co., Inc.	13,300	443
Pfizer, Inc.	9,400	222
Triad Hospitals, Inc. (Æ)	400	16
		1,414
Industrials - 7.8%
Boeing Co.	700	58
Burlington Northern Santa Fe Corp.	3,500	271
Cendant Corp.	5,000	81
Cummins, Inc.	500	55
Ingersoll-Rand Co., Ltd. Class A	4,500	196
Lockheed Martin Corp.	3,600	261
Raytheon Co.	4,000	184
Textron, Inc.	1,400	127
YRC Worldwide, Inc. (Æ)	2,300	91
		1,324
Information Technology - 7.0%
BMC Software, Inc. (Æ)	2,300	46
Computer Sciences Corp. (Æ)	1,200	68
Global Payments, Inc.	900	42
Hewlett-Packard Co.	16,100	521
International Business Machines Corp.	2,750	220
Lexmark International, Inc. Class A (Æ)	800	46
McAfee, Inc. (Æ)	4,400	104
Motorola, Inc.	2,500	53
Nvidia Corp. (Æ)	3,500	80
		1,180

Large Cap Value Fund

20

SSgA
Large Cap Value Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 4.1%
FMC Corp.	1,300	84
Louisiana-Pacific Corp.	6,200	150
Lyondell Chemical Co.	3,000	73
Steel Dynamics, Inc.	3,100	180
Tronox, Inc. Class B	584	8
United States Steel Corp.	3,000	199
		694
Telecommunication Services - 3.8%
AT&T, Inc.	10,813	282
CenturyTel, Inc.	2,700	96
Verizon Communications, Inc.	8,300	259
		637
Utilities - 4.5%
American Electric Power Co., Inc.	2,500	86
DTE Energy Co.	2,700	109
Duke Energy Corp.	4,600	130
FPL Group, Inc.	2,600	103
National Fuel Gas Co.	1,000	36
PPL Corp.	1,100	33
Sempra Energy	2,000	90
TXU Corp.	2,900	166
		753
Total Common Stocks (cost $15,006)		16,714
Short-Term Investments - 1.0%
SSgA Prime Money Market Fund	174,792	175
Total Short-Term Investments (cost $175)		175
Total Investments - 100.1% (identified cost $15,181)		16,889
Other Assets and Liabilities, Net - (0.1%)		(23)
Net Assets - 100.0%		16,866

See accompanying notes which are an integral part of the schedules of investments.

Large Cap Value Fund

21

SSgA
Enhanced Small Cap Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 96.9%
Consumer Discretionary - 12.0%
Aeropostale, Inc. (Æ)	2,600	64
Aftermarket Technology Corp. (Æ)	1,200	29
Alderwoods Group, Inc. (Æ)	4,400	85
Ambassadors Group, Inc.	200	5
Arctic Cat, Inc.	1,100	20
ArvinMeritor, Inc.	200	3
Big Lots, Inc. (Æ)	2,000	32
Blyth, Inc.	1,100	23
Bon-Ton Stores, Inc. (The)	200	5
Brown Shoe Co., Inc.	450	16
Building Material Holding Corp.	200	6
Cavco Industries, Inc. (Æ)	200	9
CEC Entertainment, Inc. (Æ)	200	7
Champion Enterprises, Inc. (Æ)	800	10
Charming Shoppes, Inc. (Æ)	4,800	53
Charter Communications, Inc. Class A (Æ)	1,800	2
Children's Place Retail Stores, Inc. (The) (Æ)	200	12
Christopher & Banks Corp.	100	3
Citadel Broadcasting Corp.	3,200	30
CKE Restaurants, Inc.	700	12
CSK Auto Corp. (Æ)	600	8
Domino's Pizza, Inc.	3,500	83
Dover Downs Gaming & Entertainment, Inc.	3,100	79
DTS, Inc. (Æ)	300	6
Entercom Communications Corp. Class A	1,600	43
Entravision Communications Corp. (Æ)	400	3
Furniture Brands International, Inc.	200	4
Gaiam, Inc. Class A (Æ)	500	9
Genesco, Inc. (Æ)	400	14
Group 1 Automotive, Inc.	1,600	97
Guess?, Inc. (Æ)	1,700	70
Harris Interactive, Inc. (Æ)	600	3
Hollinger International, Inc. Class A	300	2
Iconix Brand Group, Inc. (Æ)	500	8
Interface, Inc. Class A (Æ)	500	6
Jack in the Box, Inc. (Æ)	200	8
Journal Register Co.	300	3
K-Swiss, Inc. Class A	800	21
Kellwood Co.	1,700	53
Kimball International, Inc. Class B	200	3
Leapfrog Enterprises, Inc. (Æ)	1,400	14
Lin TV Corp. Class A (Æ)	1,100	10
Matthews International Corp. Class A	1,700	59
Midas, Inc. (Æ)	400	8
Modine Manufacturing Co.	300	7
Morningstar, Inc. (Æ)	1,000	42
Palm Harbor Homes, Inc. (Æ)	700	14
Pantry, Inc. (The) (Æ)	800	46
Papa John's International, Inc. (Æ)	2,600	82

	Principal Amount ($) or Shares	Market Value $
Payless Shoesource, Inc. (Æ)	4,000	107
Playboy Enterprises, Inc. Class B (Æ)	400	4
Pre-Paid Legal Services, Inc.	100	4
Priceline.com, Inc. (Æ)	500	16
Pricesmart, Inc. (Æ)	326	4
Salem Communications Corp. Class A (Æ)	600	9
Scholastic Corp. (Æ)	1,700	45
Select Comfort Corp. (Æ)	500	16
Shuffle Master, Inc. (Æ)	600	22
Sinclair Broadcast Group, Inc. Class A	6,800	58
Skechers USA, Inc. Class A (Æ)	1,600	43
Sotheby's Holdings Class A (Æ)	3,100	83
Stanley Furniture Co., Inc.	200	5
Stein Mart, Inc.	1,100	17
Steinway Musical Instruments, Inc. (Æ)	1,500	41
Steven Madden, Ltd.	1,200	38
Stewart Enterprises, Inc. Class A	3,500	20
Systemax, Inc. (Æ)	3,700	28
Talbots, Inc.	700	15
Thor Industries, Inc.	300	14
Too, Inc. (Æ)	1,700	70
Trump Entertainment Resorts, Inc. (Æ)	400	9
Vail Resorts, Inc. (Æ)	1,700	61
Vertrue, Inc. (Æ)	700	27
Winnebago Industries, Inc.	400	11
Wolverine World Wide, Inc.	1,100	25
World Wrestling Entertainment, Inc. Class A	2,900	52
Yankee Candle Co., Inc.	200	5
Zale Corp. (Æ)	100	2
		2,082
Consumer Staples - 2.9%
Arden Group, Inc. Class A	100	10
Boston Beer Co., Inc. Class A (Æ)	700	19
Chiquita Brands International, Inc.	1,900	27
Coca-Cola Bottling Co. Consolidated	200	10
Corn Products International, Inc.	1,000	27
Flowers Foods, Inc.	1,450	42
Hain Celestial Group, Inc. (Æ)	200	5
J&J Snack Foods Corp.	400	13
Longs Drug Stores Corp.	800	37
Mannatech, Inc.	3,000	42
Maui Land & Pineapple Co., Inc. (Æ)	1,000	37
Performance Food Group Co. (Æ)	2,800	91
Playtex Products, Inc. (Æ)	3,700	42
Seaboard Corp.	57	75
Smart & Final, Inc. (Æ)	700	12
WD-40 Co.	100	3
Weis Markets, Inc.	100	4
		496

Enhanced Small Cap Fund

22

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Energy - 6.3%
Atlas America, Inc. (Æ)	805	37
ATP Oil & Gas Corp. (Æ)	1,900	80
Bill Barrett Corp. (Æ)	200	6
Cabot Oil & Gas Corp.	1,700	75
Clayton Williams Energy, Inc. (Æ)	1,600	64
Dril-Quip, Inc. (Æ)	200	16
Frontier Oil Corp.	2,100	118
Global Industries, Ltd. (Æ)	4,500	87
Harvest Natural Resources, Inc. (Æ)	2,600	36
Helix Energy Solutions Group, Inc. (Æ)	500	18
Holly Corp.	400	33
Lone Star Technologies, Inc. (Æ)	800	39
Maverick Tube Corp. (Æ)	800	38
Meridian Resource Corp. (Æ)	600	2
Oceaneering International, Inc. (Æ)	100	7
Penn Virginia Corp.	600	41
Petroleum Development Corp. (Æ)	400	15
Remington Oil & Gas Corp. (Æ)	100	4
RPC, Inc.	750	17
St. Mary Land & Exploration Co.	600	23
T-3 Energy Services, Inc. (Æ)	400	10
Todco Class A	1,200	53
Transmontaigne, Inc. (Æ)	700	8
Trico Marine Services, Inc. (Æ)	300	10
Universal Compression Holdings, Inc. (Æ)	1,600	93
USEC, Inc.	2,200	26
Vaalco Energy, Inc. (Æ)	1,400	10
Veritas DGC, Inc. (Æ)	2,100	99
W&T Offshore, Inc.	700	27
Westmoreland Coal Co. (Æ)	104	3
		1,095
Financials - 19.9%
1st Source Corp.	2,800	80
Accredited Home Lenders Holding Co. (Æ)	200	10
Advance America Cash Advance Centers, Inc.	200	3
Affordable Residential Communities	3,500	37
Alfa Corp.	1,500	23
Amcore Financial, Inc.	100	3
American Home Mortgage Investment Corp. (ö)	2,900	97
Ameris Bancorp	300	6
Anthracite Capital, Inc. (ö)	5,000	56
Argonaut Group, Inc. (Æ)	1,400	43
Ashford Hospitality Trust, Inc. (ö)	1,100	13
Bancfirst Corp.	1,200	54
BancorpSouth, Inc.	1,800	47
Bank of Granite Corp.	100	2
Banner Corp.	1,400	52
Berkshire Hills Bancorp, Inc.	100	3
Brandywine Realty Trust (ö)	200	6

	Principal Amount ($) or Shares	Market Value $
Camden National Corp.	100	4
Capital Trust, Inc. Class A (ö)	2,300	78
Capitol Bancorp, Ltd.	1,400	57
Cash America International, Inc.	300	9
City Bank	100	5
City Holding Co.	300	11
CNA Surety Corp. (Æ)	300	5
Colonial Properties Trust (ö)	400	18
Columbia Banking System, Inc.	100	3
Community Bank System, Inc.	200	4
Community Banks, Inc.	147	4
Community Trust Bancorp, Inc.	200	7
Corus Bankshares, Inc.	2,800	79
Delphi Financial Group Class A	300	16
Delta Financial Corp.	2,400	23
Doral Financial Corp.	2,000	15
EMC Insurance Group, Inc.	100	3
Equity Inns, Inc. (ö)	900	14
Equity Lifestyle Properties, Inc. (ö)	2,000	86
Ezcorp, Inc. Class A (Æ)	300	10
Farmers Capital Bank Corp.	200	6
FBL Financial Group, Inc. Class A	1,200	43
Federal Agricultural Mortgage Corp. Class C	1,200	30
FelCor Lodging Trust, Inc. (ö)	4,200	87
Fieldstone Investment Corp. (ö)	7,700	80
Financial Institutions, Inc.	2,400	45
First BanCorp.	3,200	34
First Charter Corp.	100	2
First Citizens BancShares, Inc. Class A	400	76
First Community Bancorp	200	12
First Financial Corp.	200	6
First Regional Bancorp (Æ)	200	17
FirstFed Financial Corp. (Æ)	500	29
Flag Financial Corp.	300	6
Flagstar Bancorp, Inc.	300	5
FNB Corp.	700	24
Franklin Bank Corp. (Æ)	400	8
Getty Realty Corp. (ö)	200	5
Glenborough Realty Trust, Inc. (ö)	300	6
Glimcher Realty Trust (ö)	3,600	91
Great American Financial Resources, Inc.	600	12
Greenhill & Co., Inc.	100	6
Hanmi Financial Corp.	200	4
Harleysville Group, Inc.	1,400	39
Harleysville National Corp.	105	2
Heritage Property Investment Trust (ö)	800	28
Highland Hospitality Corp. (ö)	1,100	13
Horace Mann Educators Corp.	300	5
Independent Bank Corp.	200	6
Innkeepers USA Trust (ö)	2,800	43
Integra Bank Corp.	2,500	56
Intervest Bancshares Corp. Class A (Æ)	200	8

Enhanced Small Cap Fund

23

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Irwin Financial Corp.	1,000	21
James River Group, Inc. (Æ)	700	18
Jones Lang LaSalle, Inc.	1,400	111
Knight Capital Group, Inc. Class A (Æ)	1,500	23
LaBranche & Co., Inc. (Æ)	4,200	54
LandAmerica Financial Group, Inc.	1,100	74
MAF Bancorp, Inc.	1,600	69
MainSource Financial Group, Inc.	400	7
Marlin Business Services Corp. (Æ)	1,200	25
Mid-State Bancshares	100	3
Nationwide Health Properties, Inc. (ö)	400	8
Netbank, Inc.	600	4
NYMAGIC, Inc.	100	3
Old National Bancorp	3,800	73
Omega Financial Corp.	1,100	35
Omega Healthcare Investors, Inc. (ö)	200	2
One Liberty Properties, Inc. (ö)	1,500	30
optionsXpress Holdings, Inc.	1,800	52
Oriental Financial Group	500	6
Partners Trust Financial Group, Inc.	4,100	47
Pennsylvania Real Estate Investment Trust (ö)	300	11
Peoples Bancorp, Inc.	1,300	37
PFF Bancorp, Inc.	200	7
Phoenix Cos., Inc. (The)	6,600	94
Pico Holdings, Inc. (Æ)	900	31
Piper Jaffray Cos., Inc. (Æ)	1,400	89
PMA Capital Corp. Class A (Æ)	1,900	20
Post Properties, Inc. (ö)	300	13
ProAssurance Corp. (Æ)	300	14
Provident Bankshares Corp.	100	4
Provident Financial Services, Inc.	1,600	29
PS Business Parks, Inc. (ö)	900	48
R&G Financial Corp. Class B	3,500	32
Ramco-Gershenson Properties Trust (ö)	300	8
Renasant Corp.	100	4
Republic Bancorp, Inc.	310	3
Republic Bancorp, Inc. Class A	210	4
Safety Insurance Group, Inc.	500	24
Santander BanCorp	500	12
Saul Centers, Inc. (ö)	2,100	75
SeaBright Insurance Holdings, Inc. (Æ)	1,900	30
Simmons First National Corp. Class A (Æ)	100	3
Southwest Bancorp, Inc.	300	7
State Auto Financial Corp.	400	13
Suffolk Bancorp	900	28
Sun Communities, Inc. (ö)	300	10
SWS Group, Inc.	1,000	23
TierOne Corp.	1,700	56
UMB Financial Corp.	1,000	32
United Bankshares, Inc.	100	4
United Community Financial Corp.	6,600	76
Waddell & Reed Financial, Inc. Class A	2,800	62

	Principal Amount ($) or Shares	Market Value $
WesBanco, Inc.	500	15
West Coast Bancorp	400	11
Willow Grove Bancorp, Inc.	300	5
Winston Hotels, Inc. (ö)	400	4
WSFS Financial Corp.	300	18
		3,441
Health Care - 10.8%
Adolor Corp. (Æ)	100	2
Air Methods Corp. (Æ)	400	9
Albany Molecular Research, Inc. (Æ)	4,900	51
Alkermes, Inc. (Æ)	4,600	91
Alliance Imaging, Inc. (Æ)	2,000	12
Allscripts Healthcare Solutions, Inc. (Æ)	200	4
Alpharma, Inc. Class A	3,100	73
American Medical Systems Holdings, Inc. (Æ)	200	4
AMN Healthcare Services, Inc. (Æ)	1,700	33
Applera Corp. - Celera Genomics Group (Æ)	300	3
Barrier Therapeutics, Inc. (Æ)	5,300	31
Bio-Rad Laboratories, Inc. Class A (Æ)	1,000	66
BioMarin Pharmaceuticals, Inc. (Æ)	200	3
Bruker BioSciences Corp. (Æ)	14,400	83
Cambrex Corp.	100	2
Candela Corp. (Æ)	200	3
Cell Therapeutics, Inc. (Æ)	1,400	2
Coley Pharmaceutical Group, Inc. (Æ)	1,000	13
Conmed Corp. (Æ)	300	6
Connetics Corp. (Æ)	700	8
Cotherix, Inc. (Æ)	300	2
Cubist Pharmaceuticals, Inc. (Æ)	700	17
Digene Corp. (Æ)	100	4
Diversa Corp. (Æ)	300	3
DJ Orthopedics, Inc. (Æ)	1,800	69
Enzon Pharmaceuticals, Inc. (Æ)	6,700	50
Exelixis, Inc. (Æ)	400	4
First Horizon Pharmaceutical Corp. (Æ)	400	8
Genitope Corp. (Æ)	400	3
GTx, Inc. (Æ)	400	3
Haemonetics Corp. (Æ)	600	30
Hi-Tech Pharmacal Co., Inc. (Æ)	450	9
ICU Medical, Inc. (Æ)	1,200	50
Immucor, Inc. (Æ)	750	14
Incyte Corp. (Æ)	600	3
Integra LifeSciences Holdings Corp. (Æ)	1,900	73
Intuitive Surgical, Inc. (Æ)	400	45
Kindred Healthcare, Inc. (Æ)	200	5
Lexicon Genetics, Inc. (Æ)	7,400	37
Lifecell Corp. (Æ)	700	19
Luminex Corp. (Æ)	1,100	18
Magellan Health Services, Inc. (Æ)	1,300	53
Marshall Edwards, Inc. (Æ)	2,500	8

Enhanced Small Cap Fund

24

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Maxygen, Inc. (Æ)	300	2
Medarex, Inc. (Æ)	800	8
Medcath Corp. (Æ)	900	14
Medicis Pharmaceutical Corp. Class A	3,100	92
Molecular Devices Corp. (Æ)	2,700	78
Molina Healthcare, Inc. (Æ)	600	23
Nabi Biopharmaceuticals (Æ)	1,700	10
New River Pharmaceuticals, Inc. (Æ)	400	12
Odyssey HealthCare, Inc. (Æ)	4,200	69
Omnicell, Inc. (Æ)	700	9
OraSure Technologies, Inc. (Æ)	3,800	33
Parexel International Corp. (Æ)	300	9
Pediatrix Medical Group, Inc. (Æ)	400	18
Perrigo Co.	4,000	67
Phase Forward, Inc. (Æ)	1,600	20
PSS World Medical, Inc. (Æ)	300	5
Regeneron Pharmaceuticals, Inc. (Æ)	500	6
RehabCare Group, Inc. (Æ)	200	3
Res-Care, Inc. (Æ)	400	8
SFBC International, Inc. (Æ)	800	12
Stratagene Corp.	2,100	14
Symbion, Inc. (Æ)	600	13
Tanox, Inc. (Æ)	2,400	34
Trimeris, Inc. (Æ)	200	2
Trizetto Group, Inc. (The) (Æ)	3,500	50
United Surgical Partners International, Inc. (Æ)	150	5
United Therapeutics Corp. (Æ)	200	10
US Physical Therapy, Inc. (Æ)	2,300	35
Varian, Inc. (Æ)	800	35
Vertex Pharmaceuticals, Inc. (Æ)	1,000	35
Viropharma, Inc. (Æ)	900	9
Vital Signs, Inc.	800	40
Xenoport, Inc. (Æ)	3,000	67
		1,873
Industrials - 16.1%
AAR Corp. (Æ)	600	14
Actuant Corp. Class A	100	6
Acuity Brands, Inc.	2,500	100
Administaff, Inc.	1,700	65
American Commercial Lines, Inc. (Æ)	200	11
Ampco-Pittsburgh Corp.	200	7
AO Smith Corp.	500	22
Applied Industrial Technologies, Inc.	200	8
Armor Holdings, Inc. (Æ)	300	17
Astec Industries, Inc. (Æ)	400	14
ASV, Inc. (Æ)	200	4
BlueLinx Holdings, Inc.	1,500	20
Brady Corp. Class A	1,500	60
C&D Technologies, Inc.	2,800	18
CBIZ, Inc. (Æ)	6,400	53

	Principal Amount ($) or Shares	Market Value $
CIRCOR International, Inc.	1,500	44
Clark, Inc.	600	8
Coinstar, Inc. (Æ)	200	5
Comfort Systems USA, Inc.	800	10
Consolidated Graphics, Inc. (Æ)	300	15
Continental Airlines, Inc. Class B (Æ)	4,200	104
Core-Mark Holding Co., Inc. (Æ)	200	8
Corrections Corp. of America (Æ)	100	5
Covanta Holding Corp. (Æ)	1,800	29
Crane Co.	2,600	104
Cubic Corp.	800	15
DiamondCluster International, Inc. (Æ)	300	3
Dollar Financial Corp. (Æ)	400	8
EGL, Inc. (Æ)	1,200	54
EMCOR Group, Inc. (Æ)	200	10
EnerSys (Æ)	200	3
ExpressJet Holdings, Inc. (Æ)	900	5
Federal Signal Corp.	4,600	70
Flow International Corp. (Æ)	700	9
Flowserve Corp. (Æ)	1,000	53
Forward Air Corp.	100	4
Franklin Electric Co., Inc.	400	21
FTD Group, Inc. (Æ)	2,642	35
G&K Services, Inc. Class A	100	4
Gardner Denver, Inc. (Æ)	100	8
Genesee & Wyoming, Inc. Class A (Æ)	1,500	45
Genlyte Group, Inc. (Æ)	1,400	98
Goodman Global, Inc. (Æ)	500	8
GrafTech International, Ltd. (Æ)	400	2
Heartland Express, Inc.	1,066	18
Heico Corp.	400	12
Hub Group, Inc. Class A (Æ)	1,400	66
ICT Group, Inc. (Æ)	300	8
Insteel Industries, Inc.	200	9
Interline Brands, Inc. (Æ)	2,400	58
JLG Industries, Inc.	800	17
John H Harland Co.	400	17
Kadant, Inc. (Æ)	1,100	26
Kaman Corp. Class A	2,500	46
Kaydon Corp.	2,200	92
Kennametal, Inc.	200	12
Kforce, Inc. (Æ)	3,000	46
Kirby Corp. (Æ)	500	38
Korn/Ferry International (Æ)	400	8
Labor Ready, Inc. (Æ)	2,700	62
Ladish Co., Inc. (Æ)	200	8
Lennox International, Inc.	500	14
Manitowoc Co., Inc. (The)	600	28
Moog, Inc. Class A (Æ)	550	19
NACCO Industries, Inc. Class A	200	29
NCI Building Systems, Inc. (Æ)	100	6
Nordson Corp.	1,800	84

Enhanced Small Cap Fund

25

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Orbital Sciences Corp. (Æ)	1,400	21
Pacer International, Inc.	2,800	83
Quanta Services, Inc. (Æ)	5,700	95
Regal-Beloit Corp.	500	24
Spherion Corp. (Æ)	8,200	69
Standard Parking Corp. (Æ)	200	6
Sterling Construction Co., Inc. (Æ)	300	9
Teledyne Technologies, Inc. (Æ)	200	7
TeleTech Holdings, Inc. (Æ)	2,000	24
Tetra Tech, Inc. (Æ)	4,800	84
Triumph Group, Inc. (Æ)	400	19
UAP Holding Corp.	1,100	26
United Industrial Corp.	200	10
United Stationers, Inc. (Æ)	1,900	88
URS Corp. (Æ)	400	17
Valmont Industries, Inc.	900	43
Vicor Corp.	2,000	36
Volt Information Sciences, Inc. (Æ)	400	12
Wabash National Corp.	900	15
Wabtec Corp.	900	31
Walter Industries, Inc.	300	17
Waste Connections, Inc. (Æ)	200	8
Watsco, Inc.	200	11
WESCO International, Inc. (Æ)	1,000	66
Woodward Governor Co.	1,300	41
		2,791
Information Technology - 20.9%
Acxiom Corp.	4,400	104
ADTRAN, Inc.	900	23
Advent Software, Inc. (Æ)	1,300	43
Agilysys, Inc.	1,900	31
AMIS Holdings, Inc. (Æ)	1,000	10
Anaren, Inc. (Æ)	1,700	33
Ansoft Corp. (Æ)	400	8
Ansys, Inc. (Æ)	100	5
Arris Group, Inc. (Æ)	1,400	17
Aspen Technology, Inc. (Æ)	5,400	63
Asyst Technologies, Inc. (Æ)	3,000	21
Atheros Communications, Inc. (Æ)	1,100	24
Avocent Corp. (Æ)	600	14
Belden CDT, Inc.	2,200	70
Black Box Corp.	1,700	88
Blackbaud, Inc.	2,037	39
Blue Coat Systems, Inc. (Æ)	300	5
Brightpoint, Inc. (Æ)	270	6
Brocade Communications Systems, Inc. (Æ)	500	3
Brooks Automation, Inc. (Æ)	200	2
Cabot Microelectronics Corp. (Æ)	300	9
Carrier Access Corp. (Æ)	1,100	9
Ciber, Inc. (Æ)	1,300	8

	Principal Amount ($) or Shares	Market Value $
Cirrus Logic, Inc. (Æ)	9,500	78
Cogent Communications Group, Inc. (Æ)	1,400	13
Coherent, Inc. (Æ)	2,200	72
CommScope, Inc. (Æ)	3,300	96
Comtech Telecommunications Corp. (Æ)	200	6
CSG Systems International, Inc. (Æ)	800	19
Cymer, Inc. (Æ)	2,000	93
Digital Insight Corp. (Æ)	1,800	58
Digital River, Inc. (Æ)	500	22
Earthlink, Inc. (Æ)	1,600	13
Echelon Corp. (Æ)	600	5
Electronics for Imaging, Inc. (Æ)	200	5
Emulex Corp. (Æ)	2,500	44
Exar Corp. (Æ)	200	3
Extreme Networks (Æ)	500	2
Factset Research Systems, Inc.	200	9
Filenet Corp. (Æ)	100	3
Forrester Research, Inc. (Æ)	2,900	74
Foundry Networks, Inc. (Æ)	1,600	21
Gartner, Inc. (Æ)	200	3
Genesis Microchip, Inc. (Æ)	1,800	22
Glenayre Technologies, Inc. (Æ)	2,300	6
Global Imaging Systems, Inc. (Æ)	500	20
Imation Corp.	900	35
Infospace, Inc. (Æ)	2,000	45
infoUSA, Inc.	3,700	38
Integrated Device Technology, Inc. (Æ)	400	6
Interdigital Communications Corp. (Æ)	2,600	74
Internet Security Systems, Inc. (Æ)	1,900	39
INVESTools, Inc. (Æ)	200	2
Ipass, Inc. (Æ)	1,000	6
Itron, Inc. (Æ)	500	30
Ixia (Æ)	1,200	12
j2 Global Communications, Inc. (Æ)	800	21
JDA Software Group, Inc. (Æ)	300	4
Keane, Inc. (Æ)	800	11
Knot, Inc. (The) (Æ)	300	5
Komag, Inc. (Æ)	200	8
Kopin Corp. (Æ)	2,600	12
Lawson Software, Inc. (Æ)	1,000	7
Lightbridge, Inc. (Æ)	700	8
Littelfuse, Inc. (Æ)	2,100	74
Macrovision Corp. (Æ)	300	7
Magma Design Automation, Inc. (Æ)	3,400	24
Mapinfo Corp. (Æ)	200	3
Mastec, Inc. (Æ)	300	4
Measurement Specialties, Inc. (Æ)	1,000	27
Mercury Computer Systems, Inc. (Æ)	200	3
Micrel, Inc. (Æ)	5,100	57
Microsemi Corp. (Æ)	1,000	24
MicroStrategy, Inc. Class A (Æ)	400	38
MKS Instruments, Inc. (Æ)	600	13

Enhanced Small Cap Fund

26

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Monolithic Power Systems, Inc. (Æ)	2,500	37
MPS Group, Inc. (Æ)	6,300	95
MRO Software, Inc. (Æ)	200	4
MTS Systems Corp.	1,000	42
Nextest Systems Corp. (Æ)	400	7
North Pittsburgh Systems, Inc.	800	20
Omnivision Technologies, Inc. (Æ)	3,400	100
ON Semiconductor Corp. (Æ)	3,300	20
Oplink Communications, Inc. (Æ)	1,400	26
OYO Geospace Corp. (Æ)	100	6
Palm, Inc. (Æ)	4,400	72
Parametric Technology Corp. (Æ)	3,440	46
Paxar Corp. (Æ)	100	2
Pegasystems, Inc. (Æ)	10,200	71
Perficient, Inc. (Æ)	700	10
Pericom Semiconductor Corp. (Æ)	3,200	28
Perot Systems Corp. Class A (Æ)	200	3
Plexus Corp. (Æ)	600	24
PMC - Sierra, Inc. (Æ)	3,600	35
Polycom, Inc. (Æ)	1,200	26
Power Integrations, Inc. (Æ)	100	2
QAD, Inc.	700	5
Quest Software, Inc. (Æ)	700	10
Rackable Systems, Inc. (Æ)	200	8
Radisys Corp. (Æ)	300	6
Rambus, Inc. (Æ)	2,200	53
Redback Networks, Inc. (Æ)	200	5
RF Micro Devices, Inc. (Æ)	400	3
Rofin-Sinar Technologies, Inc. (Æ)	400	22
RSA Security, Inc. (Æ)	1,100	16
SBS Technologies, Inc. (Æ)	500	8
Schick Technologies, Inc. (Æ)	200	8
Secure Computing Corp. (Æ)	2,400	21
Sigmatel, Inc. (Æ)	10,800	59
Silicon Laboratories, Inc. (Æ)	1,200	47
Silicon Storage Technology, Inc. (Æ)	500	2
Sirenza Microdevices, Inc. (Æ)	700	8
Skyworks Solutions, Inc. (Æ)	4,600	26
Smith Micro Software, Inc. (Æ)	600	8
Sohu.com, Inc. (Æ)	1,000	25
SonicWALL, Inc. (Æ)	9,700	82
SPSS, Inc. (Æ)	700	26
Staktek Holdings, Inc. (Æ)	800	5
Stellent, Inc.	500	6
SYKES Enterprises, Inc. (Æ)	2,000	34
Synaptics, Inc. (Æ)	1,100	26
Technitrol, Inc.	1,800	41
TheStreet.com, Inc.	800	9
TNS, Inc. (Æ)	900	18
Transaction Systems Architects, Inc. (Æ)	600	23
TTM Technologies, Inc. (Æ)	2,100	31
Tyler Technologies, Inc. (Æ)	7,100	75

	Principal Amount ($) or Shares	Market Value $
Ulticom, Inc. (Æ)	600	5
United Online, Inc.	200	2
Utstarcom, Inc. (Æ)	600	4
VA Software Corp. (Æ)	1,900	8
Varian Semiconductor Equipment Associates, Inc. (Æ)	300	9
Veeco Instruments, Inc. (Æ)	400	10
Vitesse Semiconductor Corp. (Æ)	900	1
WebMD Health Corp. Class A (Æ)	1,400	55
webMethods, Inc. (Æ)	300	3
Websense, Inc. (Æ)	1,200	27
WebSideStory, Inc. (Æ)	500	7
Westell Technologies, Inc. Class A (Æ)	1,100	3
Wind River Systems, Inc. (Æ)	1,900	18
Wright Express Corp. (Æ)	3,200	94
Zoran Corp. (Æ)	400	10
Zygo Corp. (Æ)	600	9
		3,616
Materials - 5.1%
AEP Industries, Inc. (Æ)	100	3
AK Steel Holding Corp. (Æ)	6,800	91
Carpenter Technology Corp.	600	67
Century Aluminum Co. (Æ)	600	25
Commercial Metals Co.	400	10
Eagle Materials, Inc.	1,800	88
Greif, Inc. Class A	500	32
HB Fuller Co.	1,500	72
Headwaters, Inc. (Æ)	200	5
Hercules, Inc. (Æ)	200	3
Innospec, Inc.	3,100	75
MacDermid, Inc.	200	6
NewMarket Corp.	900	43
Olympic Steel, Inc.	300	10
Presstek, Inc. (Æ)	900	9
PW Eagle, Inc.	300	8
Quanex Corp.	400	16
Reliance Steel & Aluminum Co.	335	27
Rock-Tenn Co. Class A	500	8
Ryerson, Inc.	3,100	81
Shiloh Industries, Inc. (Æ)	235	5
Silgan Holdings, Inc.	1,700	64
Steel Dynamics, Inc.	600	35
Stillwater Mining Co. (Æ)	2,100	29
Texas Industries, Inc.	500	24
US Concrete, Inc. (Æ)	700	9
Westlake Chemical Corp.	1,300	41
		886

Enhanced Small Cap Fund

27

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 1.2%
Cincinnati Bell, Inc. (Æ)	1,800	7
CT Communications, Inc.	200	3
First Avenue Networks, Inc. (Æ)	600	8
General Communication, Inc. Class A (Æ)	5,500	72
Premiere Global Services, Inc. (Æ)	1,800	14
SBA Communications Corp. Class A (Æ)	800	19
Syniverse Holdings, Inc. (Æ)	4,300	70
Valor Communications Group, Inc.	500	6
		199
Utilities - 1.7%
Avista Corp.	100	2
CH Energy Group, Inc.	200	9
Cleco Corp.	1,900	42
Duquesne Light Holdings, Inc.	1,300	21
El Paso Electric Co. (Æ)	900	17
IDACORP, Inc.	700	23
Laclede Group, Inc. (The)	100	3
Nicor, Inc.	100	4
Northwest Natural Gas Co.	100	4
NorthWestern Corp.	700	24
Otter Tail Corp.	100	3
Sierra Pacific Resources (Æ)	3,500	48
SJW Corp.	600	14
South Jersey Industries, Inc.	800	22
Southwest Gas Corp.	400	12
Unisource Energy Corp.	200	6
WGL Holdings, Inc.	1,200	35
		289
Total Common Stocks (cost $14,878)		16,768
Short-Term Investments - 4.0%
AIM Short Term Investment Treasury Portfolio	300,296	300
Federated Investors Prime Cash Obligations Fund	394,633	395
Total Short-Term Investments (cost $695)		695
Total Investments - 100.9% (identified cost $15,573)		17,463
Other Assets and Liabilities, Net - (0.9%)		(160)
Net Assets - 100.0%		17,303

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index expiration date 06/06 (8)	578	(30)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		(30)

See accompanying notes which are an integral part of the schedules of investments.

Enhanced Small Cap Fund

28

SSgA
Directional Core Equity Fund

Schedule of Investments — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 94.5%
Consumer Discretionary - 14.5%
AnnTaylor Stores Corp. (Æ)	10,200	392
Barnes & Noble, Inc. (Å)	6,761	258
Black & Decker Corp.	700	61
Career Education Corp. (Æ)	7,092	231
CBS Corp. Class B	17,653	457
Darden Restaurants, Inc. (Å)	10,778	382
Domino's Pizza, Inc.	8,000	189
Group 1 Automotive, Inc.	3,400	207
McDonald's Corp.	5,400	179
Payless Shoesource, Inc. (Æ)	14,900	398
Reader's Digest Association, Inc. (The)	9,670	138
Sherwin-Williams Co. (The)	2,200	106
		2,998
Consumer Staples - 2.2%
Altria Group, Inc.	2,000	145
Archer-Daniels-Midland Co.	3,461	144
Energizer Holdings, Inc. (Æ)	2,000	105
Procter & Gamble Co.	1,000	54
		448
Energy - 9.6%
Chevron Corp.	1,350	81
ConocoPhillips	519	33
Exxon Mobil Corp. (Å)	12,090	736
Kerr-McGee Corp. (Å)	4,292	459
Occidental Petroleum Corp.	2,650	262
Sunoco, Inc.	4,273	293
Todco Class A	2,900	128
		1,992
Financials - 17.4%
American Home Mortgage Investment Corp. (ö)	5,800	194
American International Group, Inc.	1,300	79
AmeriCredit Corp. (Æ)	4,500	131
AON Corp.	3,603	128
Bank of America Corp. (Å)	9,369	453
Capital One Financial Corp.	5,395	447
Chubb Corp.	4,208	213
Citigroup, Inc. (Å)	14,269	703
CompuCredit Corp. (Æ)	10,650	407
E*Trade Financial Corp. (Æ)	10,926	265
JPMorgan Chase & Co.	2,000	85
Metlife, Inc.	1,000	52
PNC Financial Services Group, Inc.	5,800	400
St. Paul Travelers Cos., Inc. (The)	1,000	44
		3,601

	Principal Amount ($) or Shares	Market Value $
Health Care - 15.8%
AmerisourceBergen Corp. Class A	3,100	135
Becton Dickinson & Co. (Å)	9,050	547
Community Health Systems, Inc. (Æ)	1,662	63
Health Net, Inc. (Æ)	6,500	279
Johnson & Johnson	3,365	203
King Pharmaceuticals, Inc. (Æ) (Å)	34,403	612
Merck & Co., Inc. (Å)	18,110	603
Pfizer, Inc.	16,520	391
Universal Health Services, Inc. Class B	8,500	431
		3,264
Industrials - 13.3%
Cendant Corp.	16,319	264
Con-way, Inc.	22	1
Cooper Industries, Ltd. Class A	1,300	116
Cummins, Inc.	3,423	377
General Dynamics Corp.	1,400	89
General Electric Co.	11,681	400
Illinois Tool Works, Inc.	4,700	234
Lockheed Martin Corp. (Å)	6,373	462
Nordson Corp.	2,000	93
Norfolk Southern Corp.	7,045	372
Northrop Grumman Corp.	2,200	142
Raytheon Co.	1,900	87
Thomas & Betts Corp. (Æ)	2,000	115
		2,752
Information Technology - 21.3%
Accenture, Ltd. Class A	1,800	51
Alliance Data Systems Corp. (Æ)	1,995	106
Arrow Electronics, Inc. (Æ)	4,900	159
BMC Software, Inc. (Æ) (Å)	20,600	415
Brocade Communications Systems, Inc. (Æ)	15,900	97
Cisco Systems, Inc. (Æ) (Å)	24,600	484
Computer Sciences Corp. (Æ)	4,450	250
Compuware Corp. (Æ)	11,700	86
Fairchild Semiconductor International, Inc. Class A (Æ)	8,000	140
Fiserv, Inc. (Æ)	605	26
Hewlett-Packard Co.	8,200	265
Lam Research Corp. (Æ)	3,300	148
McAfee, Inc. (Æ) (Å)	17,724	419
Microchip Technology, Inc.	871	30
Microsoft Corp.	8,832	200
Motorola, Inc. (Å)	26,304	555
NCR Corp. (Æ)	6,600	258
Sybase, Inc. (Æ)	19,910	406
Tech Data Corp. (Æ)	1,200	44
Texas Instruments, Inc.	3,215	100
Western Digital Corp. (Æ)	8,700	177
		4,416

Directional Core Equity Fund

29

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — May 31, 2006 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Utilities - 0.4%
TXU Corp.	1,500	86
Total Common Stocks (cost $19,508)		19,557
Short-Term Investments - 4.4%
AIM Short Term Investment Treasury Portfolio	400,127	400
Federated Investors Prime Cash Obligations Fund	501,565	502
Total Short-Term Investments (cost $902)		902
Total Investments – 98.9% (identified cost $20,410)		20,459
Securities Sold Short - (29.9%)
Consumer Discretionary - (8.5%)
Carmax, Inc. (Æ)	(9,450)	(301)
Dow Jones & Co., Inc.	(4,100)	(142)
Interpublic Group of Cos., Inc. (Æ)	(30,200)	(288)
Liberty Global, Inc. Class A (Æ)	(5,178)	(119)
OSI Restaurant Partners, Inc.	(6,273)	(230)
Pier 1 Imports, Inc.	(27,770)	(236)
Quiksilver, Inc. (Æ)	(15,900)	(198)
Sirius Satellite Radio, Inc. (Æ)	(30,950)	(140)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(7,700)	(111)
		(1,765)
Energy - (2.8%)
Cheniere Energy, Inc. (Æ)	(5,200)	(202)
National-Oilwell Varco, Inc. (Æ)	(3,150)	(208)
Quicksilver Resources, Inc. (Æ)	(4,598)	(161)
		(571)
Financials - (1.4%)
Investors Bancorp, Inc. (Æ)	(3,200)	(44)
NewAlliance Bancshares, Inc. (Æ)	(3,100)	(44)
People's Bank	(1,300)	(43)
SLM Corp.	(2,844)	(153)
		(284)
Health Care - (5.2%)
Abraxis BioScience, Inc. (Æ)	(9,300)	(266)
Bristol-Myers Squibb Co.	(2,200)	(54)

	Principal Amount ($) or Shares	Market Value $
Hologic, Inc. (Æ)	(1,900)	(75)
Intuitive Surgical, Inc. (Æ)	(900)	(100)
Patterson Cos., Inc. (Æ)	(9,000)	(308)
Valeant Pharmaceuticals International	(15,900)	(273)
		(1,076)
Industrials - (3.0%)
Alexander & Baldwin, Inc.	(3,900)	(176)
Amazon.Com, Inc. (Æ)	(4,531)	(157)
Briggs & Stratton Corp.	(4,600)	(149)
Hexcel Corp. (Æ)	(2,700)	(56)
Kansas City Southern (Æ)	(2,900)	(77)
		(615)
Information Technology - (7.9%)
Activision, Inc. (Æ)	(18,300)	(239)
Avaya, Inc. (Æ)	(18,800)	(222)
Avid Technology, Inc. (Æ)	(3,500)	(138)
Dolby Laboratories, Inc. Class A (Æ)	(11,800)	(261)
NAVTEQ Corp. (Æ)	(5,700)	(238)
Nuance Communications, Inc. (Æ)	(5,300)	(46)
Take-Two Interactive Software, Inc. (Æ)	(14,600)	(238)
Unisys Corp. (Æ)	(40,077)	(264)
		(1,646)
Telecommunication Services - (1.1%)
Crown Castle International Corp. (Æ)	(7,300)	(232)
Total Securities Sold Short (proceeds $6,608)		(6,189)
Other Assets and Liabilities, Net - 31.0%		6,418
Net Assets - 100.0%		20,688

See accompanying notes which are an integral part of the schedules of investments.

Directional Core Equity Fund

30

SSgA
Equity Funds

Notes to Schedules of Investments — May 31, 2006 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  At amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  All or a portion of the shares of this security are held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments
31

SSgA

Equity Funds

Notes to Quarterly Report — May 31, 2006 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of May 31, 2006. This Quarterly Report reports on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds", each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of portfolio holdings in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund

Notes to Quarterly Report

32

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

As of May 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Cost of Investments for Tax Purposes	$215,140,691	$156,181,180	$116,436,889	$116,541,109	$49,833,567
Gross Tax Unrealized Appreciation	33,807,613	17,745,201	16,380,443	64,164,505	4,345,287
Gross Tax Unrealized Depreciation	(12,790,149)	(7,194,486)	(2,951,061)	(967,815)	(1,001,976)
Net Tax Unrealized Appreciation (Depreciation)	$21,017,464	$10,550,715	$13,429,382	$63,196,690	$3,343,311
	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$195,447,009	$18,516,315	$15,183,448	$15,574,763	$13,831,722
Gross Tax Unrealized Appreciation	40,951,201	1,898,225	2,000,414	2,647,576	1,083,280
Gross Tax Unrealized Depreciation	(28,074,827)	(673,467)	(294,454)	(758,921)	(644,846)
Net Tax Unrealized Appreciation (Depreciation)	$12,876,374	$1,224,758	$1,705,960	$1,888,655	$438,434

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial

Notes to Quarterly Report

33

SSgA
Equity Funds

Notes to Quarterly Report, continued — May 31, 2006 (Unaudited)

settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of May 31, 2006, the Enhanced Small Cap Fund had cash collateral balances in the amount of $24,300 held in connection with futures contracts purchased (sold).

3.  Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of May 31, 2006, there was no non-cash collateral received for the securities on loan.

4.  Related Parties

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Prime Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of May 31, 2006, $1,270,842 of the Prime Money Market Fund's net assets represents investments by these Funds, and $111,846,881 represents the investments of other affiliated Funds not presented herein.

Notes to Quarterly Report

34

SSgA
Equity Funds

Shareholder Requests for Additional Information — May 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Funds' semiannual and annual financial statements. The Funds' Form N-Q and semiannual/annual statements are available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

35

DEQR-05/06

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Chief Executive Officer, Principal Executive Officer

Date: July 27, 2006

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: July 21, 2006